Filed with the U.S. Securities and Exchange Commission on March 27, 2013
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 496	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 498	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Domenick Pugliese, Esq.
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

It is proposed that this filing will become effective
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on March 30, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 496 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal period ended November 30, 2012, for the Trust’s series: PIA BBB Bond Fund, PIA MBS Bond Fund, PIA High Yield Fund, PIA High Yield (MACS) Fund, PIA Short-Term Securities Fund and PIA Moderate Duration Bond Fund.

P R O S P E C T U S
March 30, 2013

PIA BBB Bond Fund
Managed Account Completion Shares (MACS) (PBBBX)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS) (PMTGX)

(Each a “Fund,” together, the “Funds”)

Each Fund is a series of
Advisors Series Trust (the “Trust”)

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents - PIA BBB and MBS Bond Funds Prospectus

SUMMARY SECTION

PIA BBB Bond Fund (“BBB Bond Fund”)

Investment Objective
The BBB Bond Fund’s investment objective is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard & Poor’s Rating Group (“Standard & Poor’s”), the Baa category by Moody’s Investors Services (“Moody’s”) or the BBB category by Fitch, Inc. (“Fitch”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the BBB Bond Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	None
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.13%
Less: Expense Reimbursement	-0.13%
Net Annual Fund Operating Expenses(1)	0.00%

(1)
P acific Income Advisers, Inc. (the “Adviser”) will not charge a fee for its advisory services to the BBB Bond Fund.  However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which include assets invested in the Fund.  The Adviser has voluntarily agreed to pay for all operating expenses (excluding acquired fund fees and expenses (–“AFFE”) incurred by the Fund through at least March 29, 2014 (the “voluntary expense limitation”).  This waiver arrangement may be discontinued at any time after March 29, 2014, as long as the Adviser provides Fund shareholders with written notice six months in advance of the discontinuance.  The Adviser may not recoup amounts subject to the voluntary expense limitation in future periods.  The table shows the net expenses of the Fund as 0.00% reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors (as such are defined in the statutory prospectus).  Investors should carefully consider the separate fees charged in connection with investment in the Fund.

Example
This Example is intended to help you compare the cost of investing in the BBB Bond Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the voluntary expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$0	$29	$60	$153

Portfolio Turnover
The BBB Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Table of Contents - PIA BBB and MBS Bond Funds Prospectus
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Principal Investment Strategies of the Fund
Under normal market conditions, the BBB Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch.

The BBB Bond Fund may invest up to 50% of its total assets in securities of foreign issuers denominated in U.S. dollars, including issuers located in emerging markets.

The weighted average duration of the BBB Bond Fund will generally range from five to eight years.  Duration is a measure of a debt security’s price sensitivity.  Higher duration indicates bonds that are more sensitive to interest rate changes. Bonds with shorter duration reduce the risk associated with interest rates.  Duration takes into account a debt security’s cash flows over time, including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.

In selecting investments for the BBB Bond Fund, the Adviser will primarily consider credit quality, duration and yield.  The Fund’s annual portfolio turnover rate may exceed 100%.

In its effort to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard & Poor’s, Baa by Moody’s or BBB by Fitch, the BBB Bond Fund may invest up to 20% of its net assets in futures, options and other derivatives.  The Fund may sometimes use derivatives as a substitute for taking a position in bonds rated BBB or Baa and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

The Adviser will sell a security as part of its overall investment decision to remove an overvalued security or reposition the BBB Bond Fund’s assets into a more attractive security.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the BBB Bond Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•
Market Risk. The prices of the securities in which the BBB Bond Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Management Risk. The BBB Bond Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Credit Risk. The issuers of the bonds and other debt securities held by the BBB Bond Fund may not be able to make interest or principal payments.
•
Prepayment Risk. Issuers of securities held by the BBB Bond Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

Table of Contents - PIA BBB and MBS Bond Funds Prospectus
2

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the BBB Bond Fund at quoted market prices.
•
Derivatives Risk. The BBB Bond Fund may invest in derivative securities for both bona fide hedging purposes and for speculative purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation.

•
Risks Associated with High Yield Securities.  The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades.  Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”).  High yield securities provide greater income and a greater opportunity for gains than higher-rated securities but entail greater risk of loss of principal.

•
Foreign and Emerging Market Securities Risk.  The BBB Bond Fund may invest up to 50% of its total assets in securities of foreign issuers denominated in U.S. dollars, including issuers located in emerging markets.  Foreign economies may differ from domestic companies in the same industry.  Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

Performance

The following performance information provides some indication of the risks of investing in the BBB Bond Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year, 5 year and since inception periods compare with those of broad measures of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Table of Contents - PIA BBB and MBS Bond Funds Prospectus
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Calendar Year Total Returns as of December 31

During the period shown on the bar chart, the BBB Bond Fund’s highest total return for a quarter was 11.05% (quarter ended June 30, 2009) and the lowest total return for a quarter was -5.25% (quarter ended September 30, 2008).

Average Annual Total Returns (for the periods ended December 31, 2012)	1 Year	5 Years	Since Inception (09/25/2003)
PIA BBB Bond Fund
Return Before Taxes	10.63%	8.74%	6.38%
Return After Taxes on Distributions	8.44%	6.41%	4.32%
Return After Taxes on Distributions and Sale of Fund Shares	7.45%	6.23%	4.29%
Barclays Capital U.S. Credit Baa Bond Index (reflects no deduction for fees, expenses or taxes)	11.32%	9.27%	7.04%
Barclays Capital U.S. Baa Corporate Index (reflects no deduction for fees, expenses or taxes)	11.10%	9.22%	6.79%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance shown for the “since inception” period for the Barclays Capital U.S. Baa Corporate Index is for the period September 30, 2003, through December 31, 2012.

The Fund was invested primarily in U.S. Treasury securities on the inception date in September 2003 until mid January 2004 when the Adviser’s clients commenced investing in the Fund and the Fund began pursuing fully its investment strategy.  Therefore, performance prior to this time is not fully reflective of the Fund’s investment strategy.

Table of Contents - PIA BBB and MBS Bond Funds Prospectus
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Management
Investment Adviser:  Pacific Income Advisers, Inc. is the investment adviser of the BBB Bond Fund.

Portfolio Managers:  The following individuals serve as the BBB Bond Fund’s portfolio managers:

Portfolio Managers	Years of Service with the Fund	Primary Title with the Adviser
Lloyd McAdams, CFA, CEBS	9.5	Chairman and Chief Investment Officer
H. Mitchell Harper, CFA, CMT	9.5	Senior Vice President
Evangelos Karagiannis, Ph.D., CFA	7	Senior Vice President

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (PIA BBB Bond Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-251-1970, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular and Retirement Accounts	$1,000	$50
Automatic Investment Plan (for Regular Accounts)	$1,000	$50
Automatic Investment Plan (for IRAs)	$50	$50

Tax Information
BBB Bond Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as an IRA or 401(k) plan.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the BBB Bond Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - PIA BBB and MBS Bond Funds Prospectus
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PIA MBS Bond Fund (“MBS Bond Fund”)

Investment Objective
The MBS Bond Fund’s investment objective is to seek to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Barclays Capital U.S. MBS Fixed Rate Index (the “MBS Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the MBS Bond Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	None
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(2)	0.18%
Less: Expense Reimbursement	-0.17%
Net Annual Fund Operating Expenses(1)	0.01%

(1)
The Adviser will not charge a fee for its advisory services to the MBS Bond Fund.  However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which include assets invested in the Fund.  The Adviser has voluntarily agreed to pay for all operating expenses (excluding acquired fund fees and expenses - “AFFE”) incurred by the Fund through at least March 29, 2014 (the “voluntary expense limitation”).  This waiver arrangement may be discontinued at any time after March 29, 2014, as long as the Adviser provides Fund shareholders with written notice six months in advance of the discontinuance.  The Adviser may not recoup amounts subject to the voluntary expense limitation in future periods.  The table shows the net expenses of the Fund as 0.01% (without AFFE net expenses would be 0.00%) reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors (as such are defined in the statutory prospectus).  Investors should carefully consider the separate fees charged in connection with investment in the Fund.

(2)
Total Annual Fund Operating Expenses do not correlate to the “Ratio of Expenses to Average Net Assets Before Expense Reimbursement” in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Fund and does not include AFFE.

Example
This Example is intended to help you compare the cost of investing in the MBS Bond Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the voluntary expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$1	$41	$84	$213

Portfolio Turnover
The MBS Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 278% of the average value of its portfolio.

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Principal Investment Strategies of the Fund
Under normal market conditions, the MBS Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that meet the criteria for inclusion in the MBS Index.  In pursuing its objective, the Adviser attempts to provide a return that exceeds the total rate of return of the MBS Index, although there is no guarantee that the Adviser will be able to do so.  The MBS Index represents the universe of mortgage-backed securities issued by the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) with a minimum issue size of $150 million.  The Adviser will primarily consider credit quality, effective duration and yield in selecting investments for the MBS Bond Fund’s portfolio.  The weighted average duration of the MBS Bond Fund will generally be in a range of plus or minus one year of the effective duration of the MBS Index.

The MBS Bond Fund may invest up to 20% of its net assets in futures, options and other derivatives.  The MBS Bond Fund may sometimes use derivatives as a substitute for taking positions in bonds and/or as part of a strategy designed to reduce exposure to other risks.  The MBS Bond Fund may also utilize the “To Be Announced” (“TBA”) market for MBS for up to 100% of its net assets.  The TBA market allows investors to gain exposure to MBS securities with certain broad characteristics (maturity, coupon, age) without taking delivery of the actual securities until the settlement day which is once every month.  In addition, the MBS Bond Fund may utilize the dollar roll market, in which one sells, in the TBA market, the security for current month settlement, while simultaneously committing to buy the same TBA security for next month settlement.  The MBS Bond Fund may utilize the dollar roll market for extended periods of time without taking delivery of the physical securities.  The MBS Bond Fund may also invest up to 20% of its net assets in collateralized mortgage obligations (“CMOs”), asset-backed securities, commercial mortgage-backed securities and other mortgage-related securities that are not part of the MBS Index.

The MBS Bond Fund’s annual portfolio turnover rate will generally exceed 100%.

The Adviser will sell a security as part of its overall investment decision to:  remove an overvalued security or reposition the Fund’s assets into a more attractive security.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the MBS Bond Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•
Market Risk. The prices of the securities in which the MBS Bond Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Management Risk. The MBS Bond Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Credit Risk. The issuers of the bonds and other debt securities held by the MBS Bond Fund may not be able to make interest or principal payments.
•
Prepayment Risk. Issuers of securities held by the MBS Bond Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

Table of Contents - PIA BBB and MBS Bond Funds Prospectus
7

•
Risks Associated with Real Estate and Regulatory Actions.  The securities that the MBS Bond Fund owns are dependent on real estate prices.  Although some of the securities in the Fund are expected to either have a U.S. Government sponsored entity guarantee or be AAA rated by Moody’s, Standard & Poor’s and/or Fitch, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns.  Any adverse regulatory action could impact the prices of the securities the Fund owns.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the MBS Bond Fund at quoted market prices.
•
Derivatives Risk. The MBS Bond Fund may invest in derivative securities for both bona fide hedging purposes and for speculative purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
TBA Securities Risk.  The MBS Bond Fund may invest in TBA securities. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risks of TBA transactions are increased credit risk and increased overall investment exposure.

•
CMO Risk.  A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal on CMOs is paid, in most cases, semiannually.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.  CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk.

•
Dollar Roll Risk.  Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time.  If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation.  In addition, the Fund earns interest by investing the transaction proceeds during the roll period.  Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation.

•
Government-Sponsored Entities Risk.  The MBS Bond Fund invests in securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA and FHLMC.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Risks Associated with Mortgage-Backed Securities.  These risks include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk, as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

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Performance
The following performance information provides some indication of the risks of investing in the MBS Bond Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Calendar Year Total Returns as of December 31

During the period shown on the bar chart, the MBS Bond Fund’s highest total return for a quarter was 4.22% (quarter ended December 31, 2008) and the lowest total return for a quarter was -0.76% (quarter ended June 30, 2008).

Average Annual Total Returns (for the periods ended December 31, 2012)	1 Year	5 Years	Since Inception (02/28/2006)
PIA MBS Bond Fund
Return Before Taxes	2.83%	5.51%	5.70%
Return After Taxes on Distributions	1.69%	3.48%	3.74%
Return after Taxes on Distributions and Sale of Fund Shares	1.83%	3.55%	3.75%
Barclays Capital U.S. MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	2.60%	5.72%	5.85%

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The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the MBS Bond Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Adviser:  Pacific Income Advisers, Inc. is the investment adviser of the MBS Bond Fund.

Portfolio Managers:  The following individuals serve as the MBS Bond Fund’s portfolio managers:

Portfolio Manager	Years of Service with the Fund	Primary Title with the Adviser
Lloyd McAdams, CFA, CEBS	7	Chairman and Chief Investment Officer
Evangelos Karagiannis, Ph.D., CFA	7	Senior Vice President

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem MBS Bond Fund shares on any business day by written request via mail (PIA MBS Bond Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-251-1970, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular and Retirement Accounts	$1,000	$50
Automatic Investment Plan (for Regular Accounts)	$1,000	$50
Automatic Investment Plan (for IRAs)	$50	$50

Tax Information
MBS Bond Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as an IRA or 401(k) plan.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the MBS Bond Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PORTFOLIO
HOLDINGS INFORMATION

PIA BBB Bond Fund

The BBB Bond Fund has a non-fundamental policy to normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in BBB-rated bonds.  If the PIA BBB Bond Fund decides to change this policy, it will provide 60 days’ prior written notice of its decision to shareholders.  The BBB Bond Fund considers a BBB-rated bond to be any debt instrument, other than a money market debt instrument, that has a rating of BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch at the time of purchase.

How We Invest Our Assets – First We Allocate Among Types of BBB-Rated Bonds

Bonds are represented by the industrial, utility, finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.  The BBB Bond Fund may invest up to 50% of its total assets in securities of foreign issuers denominated in U.S. dollars, including issuers located in emerging markets.  In determining the relative investment attractiveness of the various BBB-rated bonds, the Adviser considers risk as well as yield.  Usually investing in securities with a high yield involves more risk of loss than investing in securities with a low yield.  The Adviser attempts to keep the BBB Bond Fund’s portfolio risk (or volatility) and allocations to the types of BBB-rated bonds approximately equal to that of the Barclays Capital U.S. Credit Baa Bond Index over a full market cycle.  A full market cycle is the time period from economic expansion to economic recession.  The two principal components of risk of a BBB-rated bond are duration (a measure of a debt security’s price sensitivity) and credit quality.

How We Invest Our Assets – Next We Target Portfolio Duration

In assembling the BBB Bond Fund portfolio, the Adviser first determines a target duration for the BBB Bond Fund.  Duration is a measure of a debt security’s price sensitivity.  Duration takes into account a debt security’s cash flows over time, including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The following are examples of the relationship between a bond’s maturity and its duration.  A 5% coupon bond having a ten-year maturity will have a duration of approximately 7.8 years.  Similarly, a 5% coupon bond having a three-year maturity will have a duration of approximately 2.8 years.  The weighted average duration of the BBB Bond Fund will range from 5 years to 8 years.

How We Invest Our Assets – Finally We Select Individual Securities

After having determined the types of BBB-rated bonds in which to invest and the target duration, the Adviser looks for the most attractive yields in the various asset classes.  For a number of reasons, bonds in one industry may have higher or lower yields, on a risk-adjusted basis, than bonds in another industry.  The Adviser will attempt to take advantage of the yield differentials among industries.

The Adviser will sell a security as part of its overall investment decision to:

•	Remove an overvalued security; or

•	Reposition the BBB Bond Fund’s assets into a more attractive security.

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Derivative Securities

In its effort to provide a total rate of return that approximates that of BBB-rated bonds, the BBB Bond Fund may invest up to 20% of its net assets in futures, options and other derivatives.  These investments may be in bond futures contracts, option contracts, options on securities, options on debt futures, credit default swaps, interest rate swaps and other derivative securities. The BBB Bond Fund may sometimes use derivatives as a substitute for taking a position in bonds rated BBB or Baa and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

The reasons for which the BBB Bond Fund will invest in futures, options and other derivatives are:

•	To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in BBB-rated bonds;

•	To reduce the BBB Bond Fund’s transaction costs or for hedging purposes; and

•	To add value when these instruments are favorably priced.

Certain derivative transactions may be considered to constitute borrowing transactions for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”). The 1940 Act requires that the BBB Bond Fund’s assets exceed 300% of any borrowings by the BBB Bond Fund.  A derivative transaction will not be considered to constitute the issuance of a “senior security” by the BBB Bond Fund, and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the BBB Bond Fund, if the BBB Bond Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements of the 1940 Act.

PIA MBS Bond Fund

The MBS Bond Fund has a non-fundamental policy to normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in bonds that meet the criteria of the MBS Index.  If the MBS Bond Fund decides to change this policy, it will provide 60 days’ prior written notice of its decision to shareholders.  In pursuing its objective, the Adviser attempts to provide a return that exceeds the total rate of return of the MBS Index, although there is no guarantee that the Adviser will be able to do so.  The MBS Bond Fund considers an MBS to be any debt instrument that is collateralized by residential mortgages and has the general characteristics in terms of maturity, coupon and age that would make it eligible for inclusion in the MBS Index.  The MBS Bond Fund may also enter into TBA transactions for up to 100% of its net assets.  A TBA transaction is a contract for the purchase or sale of an MBS for future settlement at an agreed upon date but does not include a specified pool number and number of pools or precise amount to be delivered.  TBA transactions include most MBS represented in the MBS Index and may also include mortgages that do not yet exist. The MBS Bond Fund may also use the dollar roll market to postpone delivery when TBA investments are made.

How We Invest Our Assets – First We Allocate Among Types of MBS Rated Bonds

The MBS Bond Fund purchases securities that are eligible to be included in the MBS Index.  The MBS Index represents the universe of mortgage-backed securities issued by GNMA, FNMA and FHLMC with a minimum issue size of $150 million.  The MBS Index uses non-traded “generics” to track returns. Generics reflect the characteristics and/or experience of the total universe of a coupon of MBS sector type in contrast to a specific pool or collateral group, as in a specific CMO issue. Each of the hundreds of thousands of actual mortgage pools is mapped to a generic according to its program, origination year and coupon.  The MBS Bond Fund decides to invest in a combination of actual pools and TBA generics to structure a portfolio with overall characteristics that approximate those of the MBS Index.  In determining the relative investment attractiveness of the various MBS, the Adviser considers risk as well as yield.  Generally, investing in securities with a higher yield involves more risk of loss than investing in securities with a lower yield.  The Adviser attempts to keep the MBS Bond Fund’s portfolio risk (or volatility) and allocations to the types of MBS similar to that of the MBS Index over a full market cycle.  A full market cycle is the time period from economic expansion to economic recession.  The two principal components of risk of an MBS are duration (a measure of a debt security’s price sensitivity) and negative convexity (a measure of the deviation of the security’s price sensitivity from that implied by its duration).

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How We Invest Our Assets – Next We Target Portfolio Effective Duration

In assembling the MBS Bond Fund’s portfolio, the Adviser first determines a target effective duration for the MBS Bond Fund.  Duration is a measure of a debt security’s price sensitivity.  Higher duration indicates bonds are more sensitive to interest rate changes. Bonds with shorter duration reduce risk associated with interest rates.  Effective duration takes into account a debt security’s cash flows over time, including the possibility that a debt security might be prepaid prior to its stated maturity date resulting in cash flows to the MBS Bond Fund sooner than scheduled.  In contrast, maturity measures only the time until final payment is due.  Following are examples of the relationship between a bond’s maturity and its duration.  A new origination 3.0% coupon MBS having a thirty-year maturity will have an effective duration of approximately 6.1 years (as of January 31, 2013).  Similarly, a new origination 2.5% coupon bond having a fifteen-year maturity will have an effective duration of approximately 4.6 years (as of January 31, 2013).  The weighted average effective duration of the MBS Bond Fund will normally be in a range of plus or minus one year of the effective duration of the MBS Index.

How We Invest Our Assets – Finally We Select Individual Securities

After having determined the types of MBS-rated bonds in which to invest and the target duration, the Adviser looks for the most attractive yields in the various asset classes, while attempting to approximate the MBS Index coupon distribution, as well as the distribution of other characteristics.  For a number of reasons, bonds in one sector of the MBS Bond Fund may have higher or lower yields, on a risk-adjusted basis, and higher or lower allocations than bonds in the equivalent sector of the MBS Index.  The Adviser will attempt to take advantage of additional strategies, such as dollar rolls, the use of cash enhancing investing, and the investment of up to 20% of the MBS Bond Fund’s net assets in CMOs and other securities that are not part of the MBS Index, in order to generate return in addition to those offered by the MBS Index.

The Adviser will sell a security as part of its overall investment decision to:

•	Remove an overvalued security; or

•	Reposition the Fund’s assets into a more attractive security.

Derivative Securities

The MBS Bond Fund may invest up to 20% of its net assets in futures, options and other derivatives.  These investments may be in bond or note futures contracts, option contracts, options on securities, options on debt futures, interest rate swaps, and other derivative securities.

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The reasons for which the MBS Bond Fund will invest in futures, options, and other derivatives are:

•	To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in MBS;

•	To reduce the MBS Bond Fund’s transaction costs or for hedging purposes; and

•	To add value when these instruments are favorably priced.

Certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. The 1940 Act requires that the MBS Bond Fund’s assets exceed 300% of any borrowings by the MBS Bond Fund.  A derivative transaction will not be considered to constitute the issuance of a “senior security” by the MBS Bond Fund, and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the MBS Bond Fund, if the MBS Bond Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements of the 1940 Act.

Temporary Defensive Investment Strategies

For temporary defensive purposes, the Adviser may invest up to 100% of each Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Funds not achieving their investment objectives.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Portfolio Turnover

The Adviser actively trades each Fund’s portfolio.  It does so to take advantage of the inefficiencies of the markets for debt securities.  The BBB Bond Fund’s annual portfolio turnover rate may exceed 100% and the MBS Bond Fund’s portfolio turnover rate will generally exceed 100%.  (Generally speaking, a turnover rate of 100% occurs when a Fund replaces securities valued at 100% of its average portfolio value within a one-year period.) Higher portfolio turnover (100% or more) will result in a Fund incurring more transaction costs such as mark-ups or mark-downs.  Payment of these transaction costs reduces total return.  Higher portfolio turnover could result in the payment by a Fund’s shareholders of increased taxes on realized gains. Distributions to a Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income tax rates for Federal income tax purposes, rather than at lower capital gains tax rates.

Related Risks

There are a number of risks associated with the various securities in which the Funds will at times invest.  These include:

•
Market Risk. The prices of the securities in which the Funds invest may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.  Because the value of the Funds’ shares will fluctuate, you could lose money.

•
Management Risk. The Funds are subject to management risk because they are actively managed portfolios.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

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•
Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.  Historically, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

•
Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.  Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

•
Prepayment Risk. Issuers of securities held by a Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  Rising interest rates may cause prepayments to occur at a slower than expected rate thereby increasing the duration of the security and making the security more sensitive to interest rate changes.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Funds at quoted market prices.

•
Derivatives Risk. The Funds may invest in derivative securities for both bona fide hedging purposes and for speculative purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  The Funds’ use of derivative instruments involves risks greater than the risks associated with investing directly in the securities in which they primarily invest.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.  Derivatives are also subject to market risk, interest rate risk, credit risk, counterparty risk and liquidity risk.  A Fund could lose more than the principal amount that it invests in derivative securities.  Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.  In addition, the Funds’ use of derivatives may increase the taxes payable by shareholders.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains.  This may subject you to a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Funds’ performance.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Risks Associated with Inflation and Deflation.  The Funds are subject to inflation and deflation risk.  Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  As inflation increases, the value of the Funds’ portfolio could decline.  Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation.  Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Funds’ portfolios.

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PIA BBB Bond Fund

•
Risks Associated with High Yield Securities (Non-Principal Risk).  While the BBB Bond Fund does not purchase securities without one rating of at least BBB by Standard & Poor’s or Fitch, or Baa by Moody’s, a portfolio holding’s highest rating could be downgraded to less than a BBB or Baa rating, as the case may be.  Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”).  It is the policy of the BBB Bond Fund to sell securities with ratings below BBB or Baa in an orderly manner.  High yield securities provide greater income and a greater opportunity for gains than higher-rated securities, but entail greater risk of loss of principal.  High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally thinner and less active than the market for higher quality securities.  This may limit the ability of the BBB Bond Fund to sell high yield securities at the prices at which they are being valued for purposes of calculating net asset value (“NAV”) per share.

•
Foreign and Emerging Market Securities Risk.  The BBB Bond Fund may invest up to 50% of its total assets in securities of foreign issuers, including issuers located in emerging markets.  Foreign economies may differ from domestic companies in the same industry.  Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to U.S. companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  Investment in emerging markets involves risks in addition to those generally associated with investments in securities of foreign issuers, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an underlying fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

PIA MBS Bond Fund

•
Risks Associated with Real Estate and Regulatory Actions.  The securities that the MBS Bond Fund owns are dependent on real estate prices.  Although some of the securities in the Fund are expected to either have a U.S. Government sponsored entity guarantee or be AAA rated by Moody’s, Standard & Poor’s and/or Fitch, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some MBS and resulted in an increased risk associated with investments in these securities.  Default rates on mortgages underlying many MBS have increased, which has resulted in depressed valuations for the investments.  Liquidity has also sometimes been impaired.  Also FNMA and FHLMC, the issuers for the majority of the securities the Fund is expected to own, are subject to government supervision and regulation but these securities are not insured or guaranteed by the U.S. Government.  Any adverse regulatory action could impact the prices of the securities the Fund owns.

•
TBA Securities Risk.  The MBS Bond Fund may invest in TBA securities.  In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms.  The principal risks of TBA transactions are increased credit risk and increased overall investment exposure.

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•
CMO Risk.  A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal on CMOs is paid, in most cases, semiannually.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.  CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO, there is no assurance that the collateral securing such CMO will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs in the over-the-counter market, the depth and liquidity of which will vary from time to time.

•
Dollar Roll Risk.  The MBS Bond Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party.  The Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage.  The investor may assume some risk because the characteristics of the MBS delivered to the investor may be less favorable than the MBS the investor delivered to the dealer. Because the dealer is not obligated to return the identical MBS collateral that the investor has delivered, both parties usually transact the dollar roll with generic Fannie Mae, Freddie Mac or Ginnie Mae MBS pools that have the same or less value than the average TBA-eligible security.

•
Government-Sponsored Entities Risk.  The MBS Bond Fund invests in securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA and FHLMC.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Risks Associated with Mortgage-Backed Securities.  These risks include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk, as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile.  In particular, the recent events related to the U.S. housing market have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

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Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”). Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports are available by contacting the Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-800-251-1970 and at the SEC’s website at www.sec.gov.  A complete list of the Funds’ portfolio holdings as of each fiscal quarter-end and each month-end is also available on the Funds’ website at www.piamutualfunds.com within five to ten business days after the end of the period.

MANAGEMENT OF THE FUNDS

Investment Adviser

Pacific Income Advisers, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California 90401, is the investment adviser to the Funds.  The Adviser has been in business since 1987.  As the investment adviser to the Funds, the Adviser manages the investment portfolios for the Funds.  It makes the decisions as to which securities to buy and which securities to sell.  The Funds do not pay the Adviser an annual investment management fee.  However, investors in the Funds will be charged management fees by the Adviser and persons other than the Adviser, as described below. The following are eligible to invest in the Funds (“Eligible Investors”): (a) investment advisory clients of the Adviser, (b) participants in “wrap-fee” programs sponsored by investment advisers unaffiliated with the Funds or the Adviser (“sponsors”) that are advised by the Adviser, (c) clients of affiliated companies and (d) employees of the Adviser. Clients of the Adviser pay the Adviser an investment management fee to manage their assets, including assets invested in the Funds.  Clients of the Adviser should read carefully any investment advisory agreement with the Adviser, which will disclose the investment management fee charged by the Adviser. Participants in “wrap-fee” programs should read carefully the “wrap-fee” brochure for these programs provided by the sponsor. The brochure is required to include information about the fees charged by the sponsor and the fees paid by the sponsor to the Adviser. Investors pay no additional fees or expenses to purchase shares of the Funds.

A discussion regarding the basis for the Trust’s Board of Trustees’ (the “Board’s”) approval of the Funds’ investment advisory agreement is available in the Funds’ Semi-Annual Report to shareholders dated May 31, 2012.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series, except the PIA Short-Term Securities Fund, the PIA Moderate Duration Bond Fund, the PIA High Yield Fund and the PIA High Yield (MACS) Fund.

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of each Fund’s portfolio:

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Lloyd McAdams, CFA, CEBS, Chairman and Chief Investment Officer (Both Funds)
Mr. McAdams has been a portfolio manager of the Funds since each Fund’s inception. Mr. McAdams has been the Chairman of the Board and Chief Investment Officer of PIA since its formation. From 1996 to December 2004, Mr. McAdams also served as the Chairman and CEO of the PIA Mutual Funds.  Mr. McAdams is also the Chairman and CEO of Anworth Mortgage Asset Corp., a publicly-traded company which manages a portfolio of mortgage securities for its shareholders. Mr. McAdams is also Chairman of Syndicated Capital, Inc., the former distributor of the BBB Bond Fund. He is a Chartered Financial Analyst, Chartered Investment Counselor and a Certified Employee Benefit Specialist, and he has a B.S. in Statistics from Stanford University and an M.B.A. from the University of Tennessee.

H. Mitchell Harper, CFA, CMT, Senior Vice President (BBB Bond Fund)
Mr. Harper has been a portfolio manager of the BBB Bond Fund since its inception in September 2003.  From May 2001 to September 2002 he worked as an independent consultant.  His prior experience includes serving as a Senior Vice President at Chase Asset Management from July 1987 to May 2001.  Mr. Harper earned a B.A. in Business Administration from the University of Arizona and a Master of Management in Finance, Marketing and Accounting from Northwestern University.

Evangelos Karagiannis, Ph.D., CFA, Senior Vice President (Both Funds)
Mr. Karagiannis has been a portfolio manager with PIA since 1995.  He has been a portfolio manager of the BBB Bond Fund since 2005, and of the MBS Bond Fund since its inception in February 2006.  He has been employed with PIA since January 1992, and he has 20 years of investment experience.  Mr. Karagiannis has a B.S. in Physics from the University of Athens, Greece and an M.S. and Ph.D. in Physics from the University of California at Los Angeles where he studied as a Fulbright Scholar and served as a Post Doctoral Fellow.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

FUNDS’ SHARE PRICE

The price at which investors purchase and redeem shares of the Funds is called its NAV per share.  The Funds normally calculate their NAV per share as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.  Shares of the Funds will not be priced and are not available for purchase when the NYSE and/or Federal Reserve are closed, including the following days:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.  The Funds calculate their NAVs based on the market prices or official closing price of the securities (other than money market instruments) they hold.  NAV per share is determined by dividing a Fund’s NAV by it shares outstanding.  The Funds value most money market instruments they hold at their amortized cost.  Securities for which current market values are not readily available are valued at fair value, as determined in good faith under procedures set by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced.  The Board will regularly evaluate whether a Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.  The Funds utilize a third-party pricing service to help fair value securities.  The Board has procedures in place to monitor the policies and operations of third party providers of fair value prices.

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Trading in Foreign Securities
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV per share is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, a Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV per share.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV per share in advance of the time the NAV per share is calculated.  The Adviser anticipates that each Fund’s portfolio holdings will be fair valued when market quotations for those holdings are considered unreliable.

Once received in good order, the Funds will process purchase and redemption orders at the NAV per share next determined.  Good order means that your purchase request includes (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your account application, and (4) a check payable to the applicable Fund.

PURCHASING SHARES

Shares of the Funds are only offered to investment advisory clients of the Adviser either directly by the Adviser or through special arrangements entered into on behalf of the Funds with certain broker-dealers, financial institutions or other service providers (“Servicing Agents”).  These Servicing Agents will become shareholders of record of the Funds and have established procedures that investors must follow in purchasing shares.  Such procedures need not be identical among Servicing Agents.  These procedures should be carefully reviewed by investors.

Servicing Agents may charge fees to their customers for the services they provide them.  Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services the Servicing Agents provide to their customers.  Further, the Funds may authorize Servicing Agents to receive purchase orders on behalf of the Funds and to designate other Servicing Agents to receive purchase orders on the Funds’ behalf.  This means that the Funds will process the purchase order at the NAV per share that is determined following the Servicing Agent’s (or its designee’s) acceptance of the purchase order.

Investments in the Funds are subject to a $1,000 minimum initial investment, and subsequent investments are subject to a $50 minimum investment (other than subsequent investments pursuant to dividend reinvestment).  Purchase orders placed with a Servicing Agent prior to the close of regular trading on the NYSE will be priced at the applicable NAV per share determined that day.

If you are purchasing shares through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis.  If the Servicing Agent does not, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.

In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program.  As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-251-1970, if you need additional assistance when completing your account application.

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If we do not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

Shares of the Funds have not been registered for sale outside of the United States.  The Adviser generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

All checks must be in U.S. dollars drawn on a domestic bank.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with a Fund’s objective and otherwise acceptable to the Adviser and the Board.

The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned.  It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.  The Funds reserve the right to reject any application.

Investing directly by mail or by overnight delivery.  If you are an investment advisory client of the Adviser and wish to invest by mail, simply complete the account application and mail it with a check (made payable to “PIA BBB Bond Fund” or “PIA MBS Bond Fund”) to:

Regular Mail	Overnight Delivery
PIA BBB Bond Fund or	PIA BBB Bond Fund or
PIA MBS Bond Fund	PIA MBS Bond Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC,  post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

The Funds may reject any account application for any reason.  The Funds will send investors a written confirmation for all purchases of shares.

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Investing by wire.  If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the address indicated above.  You may also fax the account application by calling the Transfer Agent at 1-800-251-1970 for a fax number.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instructions that should be given to your bank to send the wire payment.  Your bank must include both the name of the Fund you are purchasing and your name and account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit: PIA Funds [PIA BBB Bond Fund or PIA MBS Bond Fund]
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, please contact the Transfer Agent at 1-800-251-1970 to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your investment.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, please call the Transfer Agent.  Your bank may charge you a fee for sending a wire to the Funds.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Telephone Purchase

Investors may purchase additional shares of the Funds by calling 1-800-251-1970.  If you have accepted Telephone Options on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have submitted a voided check to have banking information established on your account prior to making a purchase.  Each telephone purchase must be in the amount of $50 or more.  There is a maximum purchase amount of $50,000 per day per Fund through the ACH network.  Your shares will be purchased at the NAV per share calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m., Eastern Time.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Automatic Investment Plan

The Funds offer an automatic investment plan (“AIP”) allowing shareholders to make purchases on a regular and convenient basis.

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•	Automatic purchases of Fund shares can be made for as little as $50 per purchase.

•	You may elect to have your automatic purchase made on any day of the month. If these dates fall on a weekend or legal holiday, purchases will be made on the following business day.

•	The Funds do not currently charge a fee for an AIP, however, the Funds may charge a $25 fee if the automatic investment cannot be made for any reason.

•	If you redeem an account with an AIP to a zero balance, the AIP will be discontinued.

•	In order to participate in the AIP your bank must be a member of the ACH network.

•	Any change or termination of the AIP should be provided to the Transfer Agent at least five business days prior to the next automatic investment date.

REDEEMING SHARES

How to Redeem (Sell) Shares

You or your Servicing Agent have the right to redeem all or any portion of your shares of the Funds at their NAV per share on each day the NYSE is open for trading.  All redemption requests must be made directly or through the Servicing Agent from whom you purchased your shares.  The Servicing Agents have established procedures that investors must follow in selling (redeeming) shares.  Such procedures need not be identical among Servicing Agents.  These procedures should be carefully reviewed by investors.

Redemption requests placed with a Servicing Agent prior to the close of regular trading on the NYSE will be priced at the applicable NAV per share determined that day.  If a Servicing Agent receives the redemption request after the close of regular trading on the NYSE, or on a holiday, weekend or a day the NYSE is closed, then the Servicing Agent will process the redemption on the next business day.

If any portion of the shares to be redeemed represents an investment recently made by check, the Funds may delay the payment of redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to 15 calendar days from the purchase date.

Other Redemption Considerations

When redeeming shares of the Funds, shareholders should consider the following:

1.	The redemption may result in a taxable gain.

2.	Payment of redemption proceeds will be made promptly, and in no event later than seven calendar days after the receipt of a redemption request.

3.
There are certain times when a shareholder may be unable to sell the Fund shares or receive proceeds.  Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the Funds fairly to determine the value of their net assets; or (3) for such other periods as the SEC may permit for the protection of the Funds’ shareholders.

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4.
If your account balance falls below $500 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $500 or more.  If you do not, the Funds may close your account and mail the redemption proceeds to you.

The Funds may pay redemption requests “in kind.”  This means that the Funds will pay redemption requests entirely or partially with securities rather than with cash.  Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is a taxable event to you.

How to Redeem (Sell) Shares by Telephone

Redemptions by telephone. If you have accepted Telephone Options on the account application and your Fund shares are held directly in your name, you may redeem shares up to $50,000 directly on any business day the NYSE is open by calling the Transfer Agent at 1-800-251-1970 before the close of trading on the NYSE.  This is normally 4:00 p.m. Eastern Time.  Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated.  Redemption proceeds may also be sent to your designated bank account via electronic funds transfer through the ACH network.  To utilize the ACH network, you must have bank information on your account.  There is no charge for this service.  Proceeds are normally credited within three business days.  The minimum amount that may be wired is $1,000. Wire charges will be deducted from redemption proceeds for complete redemptions.  In the case of a partial redemption, the $15 fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made for retirement plan accounts.

By using telephone redemption privileges, you authorize the Funds and their Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the account application.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The Funds and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Funds nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Funds may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

You may request telephone redemption privileges after your account is opened; however, the authorization form may require a separate signature guarantee, signature validation or other acceptable form of signature authentication from a financial institution.  Once a telephone transaction has been placed, it cannot be canceled or modified.

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Systematic Withdrawal Plan

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”).  If you elect this method of redemption, the applicable Fund will send you a check in a minimum amount of $100.  You may choose to receive a check on any day of the month you designate on the account application.  If the day you designate falls on a weekend or legal holiday, the distribution will take place on the following business day.  You may alternatively choose to receive a check each calendar quarter or annually.  Your Fund account must have a value of at least $10,000 in order to participate in the SWP.  The SWP may be terminated at any time by the Funds.  You may also elect to change or terminate your participation in the SWP at any time by contacting the Transfer Agent at least five business days prior to the effective date of the next withdrawal by calling 1-800-251-1970 or writing to:

PIA BBB Bond Fund or
PIA MBS Bond Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Exchange Privilege

As a shareholder, you have the privilege of exchanging shares between the Funds and any other PIA Fund with the same share class. However, you should note the following:

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;
•	All exchanges must be in amounts of $50 or more, unless you are opening a new account in a Fund. If you are opening a new account via exchange, the exchange must be for $1,000;
•	Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains depending on the length of time shares are held;
•
Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected; and

•	If you have established telephone exchange privileges on your account, you can make a telephone request to exchange your shares for an additional $3 fee.

Inactive Accounts

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

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Tools To Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of the Funds’ shares by Fund shareholders.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. The Funds take steps to reduce the frequency and effect of these activities.  These steps include monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise their judgment in implementing these tools to the best of their ability in a manner that is consistent with shareholder interests.

Monitoring Trading Practices
The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because they do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, Quasar Distributors, LLC, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their market timing policies.

Fair Value Pricing
The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAV per share and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

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Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s NAV per share is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when they calculate their NAV per share.  Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

Other Payments to Third Parties

The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out if its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds.  Such payments and compensation are in addition to service fees paid by the Funds.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net investment income monthly and substantially all of their capital gains annually.  The Funds may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.  You have two distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.

•	All Cash Option – Both dividend and capital gains distributions will be paid in cash.

You may make this election on the account application.  You may change your election by writing to the Transfer Agent or by calling 1-800-251-1970.  Your distributions will be taxed in the same manner whether you reinvest them in additional Fund shares or receive your dividends and capital gain distributions in cash.

If you elect to receive dividends and capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at a Fund’s current NAV per share, and to reinvest all subsequent distributions.

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TAX CONSEQUENCES

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As regulated investment companies, the Funds will not be subject to federal income tax if they distribute their income as required by the tax law and satisfy certain other requirements that are described in the SAI.

The Funds generally intend to operate in a manner such that they will not be liable for Federal income or excise taxes.

You will generally be taxed on a Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  Dividends are taxable to you as ordinary income or capital gains, depending on the source of such income to the Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  Since the Funds do not expect to invest in dividend-paying corporate stocks, dividends from the Funds will not be eligible for the lower tax rates applicable to qualified dividend income.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  Qualified dividend income, the amount of which will be reported to you by the Fund, is taxed at a maximum rate of 20%.  An additional federal Medicare contribution tax of 3.8% may apply to non-corporate shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for married joint filers.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in the following January are taxable as if received the prior December.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  You are responsible for any tax liabilities generated by your transaction.  The Code limits the deductibility of capital losses in certain circumstances.

In managing the Funds, the Adviser considers the tax effects of its investment decisions to be of secondary importance.  Shareholder should be aware that the Funds may make taxable distributions of income and capital gains even when share values have declined.

By law, a Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

Additional information concerning taxation of the Funds and their shareholders is contained in the SAI.  Investors should consult their own tax advisers regarding the consequences to them of an investment in the Funds.

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INDEX DESCRIPTIONS

Please note that you cannot invest directly in an index.

Barclays Capital U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.

Barclays Capital U.S. Baa Corporate Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue requirements.  Bonds are represented by the Industrial, Utility, and Finance sectors.  Non-corporate sectors are not included in this index.

Barclays Capital U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements are included in the Annual Report, which is available upon request.

PIA BBB Bond Fund

	Year Ended November 30,
	2012	2011	2010	2009	2008
Per Share Operating Performance
(For a fund share outstanding throughout each year)
Net asset value, beginning of year	$10.18	$10.14	$9.70	$7.76	$9.53

Income From Investment Operations:
Net investment income	0.46	0.53	0.54	0.56	0.55
Net realized and unrealized gain/(loss) on investments and swap contracts	0.77	0.05	0.44	1.95	(1.79)
Total from investment operations	1.23	0.58	0.98	2.51	(1.24)

Less Distributions:
Distributions from net investment income	(0.46)	(0.54)	(0.54)	(0.57)	(0.53)
Distributions from net realized gains on investments	(0.54)	----	----	----	----
Total distributions	(1.00)	(0.54)	(0.54)	(0.57)	(0.53)

Net asset value, end of year	$10.41	$10.18	$10.14	$9.70	$7.76

Total Return	12.89%	5.88%	10.33%	33.28%	-13.58%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$382,911	$273,938	$337,421	$331,490	$165,352
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00%	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.13%	0.13%	0.12%	0.14%	0.18%
Ratio of net investment income to average net assets:
Net of expense reimbursement	4.61%	5.13%	5.41%	6.35%	6.06%
Before expense reimbursement	4.48%	5.00%	5.29%	6.21%	5.88%
Portfolio turnover rate	75%	58%	45%	84%	39%

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PIA MBS Bond Fund

	Year Ended November 30,
	2012	2011	2010	2009	2008
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.99	$10.14	$10.14	$10.35	$10.25

Income From Investment Operations:
Net investment income	0.19	0.28	0.32	0.49	0.59
Net realized and unrealized gain on investments	0.14	0.13	0.11	0.38	0.07
Total from investment operations	0.33	0.41	0.43	0.87	0.66

Less Distributions:
Distributions from net investment income	(0.26)	(0.35)	(0.34)	(0.51)	(0.56)
Distributions from net realized gains on investments	(0.02)	(0.21)	(0.09)	(0.57)	(0.00)#
Total distributions	(0.28)	(0.56)	(0.43)	(1.08)	(0.56)

Net asset value, end of year	$10.04	$9.99	$10.14	$10.14	$10.35

Total Return	3.37%	4.32%	4.37%	9.05%	6.64%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$184,502	$148,370	$122,332	$106,098	$108,337
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00%	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.17%	0.18%	0.19%	0.20%	0.19%
Ratio of net investment income to average net assets:
Net of expense reimbursement	1.90%	2.83%	3.22%	4.93%	5.33%
Before expense reimbursement	1.73%	2.65%	3.03%	4.73%	5.14%
Portfolio turnover rate	278%	122%	388%	108%	126%

#      Amount is less than $0.01.

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Investment Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, California 90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

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PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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PIA BBB Bond Fund
PIA MBS Bond Fund
Each, a series of Advisors Series Trust

FOR MORE INFORMATION

To learn more about the Funds you may want to read the Funds’ Statement of Additional Information (or “SAI”) which contains additional information about the Funds.  The Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

Additional information about the Funds’ investments is available, without charge, upon request, in the Funds’ Annual and Semi-Annual Reports to shareholders (the “Shareholder Reports”).  In the Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during the Funds’ last fiscal year.

The SAI and the Shareholder Reports are all available to shareholders and prospective investors without charge on the Funds’ website at www.piamutualfunds.com.

Prospective investors and shareholders who have questions about the Funds may also call the following number or write to the following address:

PIA BBB Bond Fund or
PIA MBS Bond Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202
1-800-251-1970

The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.  (Please call (202) 551-8090 for information on the operations of the Public Reference Room.)  Reports and other information about the Funds are also available on the EDGAR Database at the Securities and Exchange Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

(The Trust’s SEC Investment Company Act file number is 811-07959.)

PIA BBB Bond Fund
MACS (PBBBX)

PIA MBS Bond Fund
MACS (PMTGX)

PROSPECTUS
March 30, 2013

Statement of Additional Information

Dated March 30, 2013

PIA BBB Bond Fund
Managed Account Completion Shares (MACS) (PBBBX)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS) (PMTGX)

(Each a “Fund,” together, the “Funds”)

Each Fund is a Series of

ADVISORS SERIES TRUST

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated March 30, 2013 (the “Prospectus”) of Advisors Series Trust (the “Trust”) relating to the Funds.  Pacific Income Advisers, Inc. (the “Adviser”) is the investment adviser to the Funds.

A copy of the Prospectus may be obtained by writing to the Funds c/o U.S. Bancorp Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling toll-free at 1-800-251-1970, or on the Funds’ website at www.piamutualfunds.com.

The financial statements, accompanying notes and report of independent registered public accounting firm of the Funds that are included in the Annual Report to shareholders for the fiscal year ended November 30, 2012, have been incorporated by reference into this SAI.  The Annual Report can be obtained in the same way as the Prospectus. This SAI has been incorporated by reference into the Funds’ Prospectus.

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No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus dated March 30, 2013, and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust or the Funds.

This SAI does not constitute an offer to sell securities.

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FUND HISTORY AND CLASSIFICATION

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the PIA BBB Bond Fund (the “BBB Bond Fund”) and the PIA MBS Bond Fund (the “MBS Bond Fund”).

Registration with the U.S. Securities and Exchange Commission (“SEC”) does not involve supervision of the management or policies of the Funds.  The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The predecessor PIA BBB Bond Fund (“Predecessor Fund”) commenced operations on September 25, 2003, as a separate series of PIA Mutual Fund. PIA Mutual Fund was organized as a Massachusetts business trust on January 6, 1984. On December 23, 2004, the Predecessor Fund reorganized into the BBB Bond Fund, a newly formed series of the Trust. Before the reorganization the BBB Bond Fund had no assets or liabilities.

The MBS Bond Fund commenced operations on February 28, 2006, as a separate series of the Trust.

Diversification – Both Funds

The Funds are diversified. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security.  This means that, as to 75% of a Fund’s total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer.  However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  In that case, the Fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal securities laws.

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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Recent Regulatory Events

Legal, tax and regulatory changes could occur that may adversely affect the Funds and their ability to pursue their investment strategies and/or increase the costs of implementing such strategies.  The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission (“CFTC”), the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to each Fund.  The Funds and the Adviser are therefore not subject to registration or regulation as a pool operator under the CEA.  Effective December 31, 2012, in order to claim the Rule 4.5 exemption, each Fund is significantly limited in its ability to invest in commodity futures, options and swaps (including securities futures, broad-based stock index futures and financial futures contracts).  As a result, in the future each Fund will be more limited in its ability to use these instruments than in the past and these limitations may have a negative impact on the ability of the Adviser to manage the Funds, and on the Funds’ performance.

Recent Economic Events

Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Funds.  In response to the global financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist, including, without limitation, a weak consumer weighed down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU.  These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions. A return to unfavorable economic conditions could impair the Funds’ ability to execute their investment strategies.

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The discussion below supplements information contained in the Funds’ Prospectus as to investment policies of the Funds.

Illiquid Securities – Both Funds

It is an operating policy of the Funds that the Funds will not hold illiquid securities in their portfolios of more than 15% of the value of their net assets.  The investments included as illiquid securities are (i) those which cannot freely be sold for legal reasons, although securities eligible to be resold pursuant to Rule 144A under the Securities Act of 1933, as amended may be considered liquid; (ii) fixed time deposits subject to withdrawal penalties, other than overnight deposits; (iii) repurchase agreements having a maturity of more than seven days; and (iv) securities for which there is no readily available market.  However, illiquid securities do not include obligations that are payable at principal amount plus accrued interest within seven days after purchase. The Board has delegated to the Adviser, the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of the securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors. Investing in Rule 144A securities could have the effect of decreasing the liquidity of the Funds to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Leverage – Both Funds

From time to time the Funds may increase their ownership of securities by borrowing on a secured or unsecured basis at fixed and floating rates of interest and investing the borrowed funds (“leveraging”).  Currently, the Funds do not intend to borrow amounts in excess of 10% of the value of their total assets for leveraging purposes.  Borrowings will be made only from banks and only to the extent that the value of the assets of the Fund, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, after giving effect to the proposed borrowing.  If the value of the assets of a Fund so computed should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet such 300% coverage.  Since substantially all of the assets of the Funds fluctuate in value, but borrowing obligations may be fixed, the net asset value (“NAV”) per share of the Funds will correspondingly tend to increase and decrease in value more than otherwise would be the case.

Lending Portfolio Securities – Both Funds

The Funds may, to increase their income, lend their securities on a short- or long-term basis to brokers, dealers and financial institutions if (i) the loan is collateralized in accordance with applicable regulatory guidelines (the “Guidelines”) and (ii) after any loan, the value of the securities loaned does not exceed 25% of the value of its total assets. Under the present Guidelines (which are subject to change) the loan collateral must be, on each business day, at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or U.S. Government securities. To be acceptable as collateral, a letter of credit must obligate a bank to pay amounts demanded by the Funds if the demand meets the terms of the letter of credit. Such terms and the issuing bank would have to be satisfactory to the Funds. Any loan might be secured by any one or more of the three types of collateral.  The Funds currently expect to invest the collateral received in government money market funds, agency securities, or the highest quality commercial paper.

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The Funds receive amounts equal to the interest or other distributions on loaned securities and also receive one or more of the negotiated loan fees, interest on securities used as collateral or interest on the securities purchased with such collateral, either of which type of interest may be shared with the borrower. The Funds may also pay reasonable finder’s, custodian and administrative fees but only to persons not affiliated with the Trust. The Funds will not have the right to vote securities on loan, but the terms of the loan will permit the Funds to terminate the loan and thus reacquire the loaned securities on three days’ notice.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.  In addition, the Funds are exposed to the risk of delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower become insolvent.  As well, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Funds will have to cover the loss when repaying the collateral.

Hedging Instruments – Both Funds

The Funds may engage in hedging. Hedging may be used in an attempt to (i) protect against declines or possible declines in the market values of securities held in each Fund’s portfolio (“short hedging”) or (ii) establish a position in the securities markets as a substitute for the purchase of individual securities (“long hedging”). The Funds may engage in short hedging in an attempt to protect the Funds’ value against anticipated downward trends in the securities markets or engage in long hedging as a substitute for the purchase of securities, which may then be purchased in an orderly fashion. It is expected that when the Funds are engaging in long hedging, it would, in the normal course, purchase securities and terminate the hedging position, but under unusual market conditions such a hedging position may be terminated without the corresponding purchase of securities. The various hedging instruments which the Funds may use are discussed below.

Derivative Securities – Both Funds

A derivative is a financial instrument which has a value that is based on, or “derived from,” the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indexes. Derivatives include futures contracts and options on futures contracts (see discussion below on “Debt Futures” and “Options on Debt Futures”), forward-commitment transactions (see discussion below on “When Issued and Delayed-Delivery Securities”), options on securities (see discussion below on “Options on Securities”), caps, floors, collars, swap agreements (see discussion below on “Swaps”), and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (“OTC”) market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to reduce transaction costs, and seeking to simulate an investment in equity or debt securities or other investments.

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PIA BBB Bond Fund

In its efforts to provide a total rate of return that approximates that of the BBB-rated bonds, the BBB Bond Fund may invest up to 20% of its net assets in bond futures contracts, options, credit swaps, interest rate swaps, derivative securities and other types of derivatives. The BBB Bond Fund may sometimes use derivatives as a substitute for taking a position in BBB-rated bonds and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risks.

PIA MBS Bond Fund

In its efforts to provide a total rate of return that approximates that of the Barclays Capital U.S. MBS Fixed Rate Index, the MBS Bond Fund may invest up to 20% of its net assets in bond futures contracts, options, credit swaps, interest rate swaps, derivative securities and other types of derivatives. The MBS Bond Fund may sometimes use derivatives as a substitute for taking a position in mortgage-backed securities (“MBS”) and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risks.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”). Such a derivative transaction will not be considered to constitute the issuance of a “senior security” by the Funds, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds, if the Funds cover the transaction or segregate sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading “Leverage – Both Funds.”

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Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indexes, or other financial or economic factors in establishing derivative positions for the Funds. If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds.

Options on Securities – Both Funds

An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires. The buyer of a call obtains, in exchange for a premium that is paid to the seller, or “writer,” of the call, the right to purchase the underlying security. The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium. Options have standardized terms, including the exercise price and expiration time; listed options are traded on national securities exchanges that provide a secondary market in which holders or writers can close out their positions by offsetting sales and purchases. The premium paid to a writer is not a down payment; it is a nonrefundable payment from a buyer to a seller for the rights conveyed by the option. A premium has two components: the intrinsic value and the time value. The intrinsic value represents the difference between the current price of the securities and the exercise price at which the securities will be sold pursuant to the terms of the option. The time value is the sum of money investors are willing to pay for the option in the hope that, at some time before expiration, it will increase in value because of a change in the price of the underlying security.

One risk of any put or call that is held is that the put or call is a wasting asset. If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid. In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out. Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

Call Options on Securities. When a Fund writes a call, it receives a premium and agrees to sell the related investments to the purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period. If the call is exercised, a Fund forgoes any gain from an increase in the market price over the exercise price.

To terminate its obligation on a call which it has written, a Fund may purchase a call in a “closing purchase transaction.” A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased. A profit may also be realized if the call lapses unexercised, because a Fund retains the premium received. All call options written by a Fund must be “covered.” For a call to be “covered” (i) a Fund must own the underlying security or have an absolute and immediate right to acquire that security without payment of additional cash consideration; (ii) a Fund must maintain cash or liquid securities adequate to purchase the security; or (iii) any combination of (i) or (ii).

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When a Fund buys a call, it pays a premium and has the right to buy the related investments from the seller of the call during the call period at a fixed exercise price. A Fund benefits only if the market price of the related investment is above the call price plus the premium paid during the call period and the call is either exercised or sold at a profit. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date, and a Fund will lose its premium payment and the right to purchase the related investment.

Put Options on Securities. When a Fund buys a put, it pays a premium and has the right to sell the related investment to the seller of the put during the put period (usually not more than nine months) at a fixed exercise price. Buying a protective put permits a Fund to protect itself during the put period against a decline in the value of the related investment below the exercise price by having the right to sell the investment through the exercise of the put.

When a Fund writes a put option it receives a premium and has the same obligations to a purchaser of such a put as are indicated above as its rights when it purchases such a put. A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction. A profit may also be realized if the put lapses unexercised, because a Fund retains the premium received. All put options written by a Fund must be “covered.” For a put to be “covered,” a Fund must maintain cash or liquid securities equal to the option price.

Options on Securities Indices.  Each Fund may purchase and write (sell) covered call and put options on securities indices listed on U.S. securities exchanges or traded in the OTC market.  A securities index option written by a Fund would obligate it, upon exercise of the options, to pay a case settlement, rather than to deliver or purchase actual securities, to the option holder.  Although a Fund will not ordinarily own all of the securities comprising the indices on which it writes call and put options, such options will usually be written on those indices which correspond most closely to the composition of the Fund’s portfolio.  Each Fund may purchase or sell call and put options in order to terminate its obligations under options it has written.

Debt Futures – Both Funds

The Funds may invest in futures contracts on debt securities (“Debt Futures”) or options on Debt Futures.

A futures contract is a commitment to buy or sell a specific product at a currently determined market price, for delivery at a predetermined future date. The futures contract is uniform as to quantity, quality and delivery time for a specified underlying product. The commitment is executed in a designated contract market - a futures exchange - that maintains facilities for continuous trading. The buyer and seller of the futures contract are both required to make a deposit of cash or U.S. Treasury Bills with their brokers equal to a varying specified percentage of the contract amount; the deposit is known as initial margin. Since ownership of the underlying product is not being transferred, the margin deposit is not a down payment; it is a security deposit to protect against nonperformance of the contract. No credit is being extended, and no interest expense accrues on the non-margined value of the contract. The contract is marked to market every day, and the profits and losses resulting from the daily change are reflected in the accounts of the buyer and seller of the contract. A profit in excess of the initial deposit can be withdrawn, but a loss may require an additional payment, known as variation margin, if the loss causes the equity in the account to fall below an established maintenance level. The Funds will maintain cash or liquid securities sufficient to cover their obligations under each futures contract that they have entered into.

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To liquidate a futures position before the contract expiration date, a buyer simply sells the contract, and the seller of the contract simply buys the contract, on the futures exchange.

One risk in employing Debt Futures to attempt to protect against declines in the value of the securities held by the Funds is the possibility that the prices of Debt Futures will correlate imperfectly with the behavior of the market value of the Funds’ securities. The ordinary spreads between prices in the cash and futures markets, due to differences in those markets, are subject to distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. The liquidity of the Debt Futures being considered for purchase or sale by the Funds will be a factor in their selection by the Adviser.

Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

It is possible that, where the Funds have sold Debt Futures in a short hedge, the market may advance but the value of the securities held by the Funds may decline. If this occurred, the Funds would lose money on the Debt Future and also experience a decline in the value of their securities.

Where Debt Futures are purchased in a long hedge, it is possible that the market may decline; if the Funds then decide not to invest in securities at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the Debt Future that is not offset by a reduction in the price of any securities purchased.

Options on Debt Futures – Both Funds

Options on Debt Futures are similar to options on securities, except that the related investment is not a security, but a Debt Future. Thus, the buyer of a call option obtains the right to purchase a Debt Future at a specified price during the life of the option, and the buyer of a put option obtains the right to sell a Debt Future at a specified price during the life of the option. The options are traded on an expiration cycle based on the expiration cycle of the underlying Debt Future.  Each Fund may buy options on debt futures and may also write (sell) covered call and put options on debt futures.

The risks of options on Debt Futures are similar to those of options on securities and also include the risks inherent in the underlying Debt Futures.

Special Risks of Hedging Strategies – Both Funds

Participation in the options or futures markets involves investment risks and transactions costs to which the Funds would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. If the Adviser’s prediction of movements in the securities and interest rate markets is inaccurate, the Funds could be in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) dependence on the Adviser’s ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time.

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Limitations on Options and Futures – Both Funds

Transactions in options by the Funds will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which the Funds may write or hold may be affected by options written or held by other investment advisory clients of the Adviser and its affiliates. Position limits also apply to Debt Futures. An exchange may order the liquidations of positions found to be in excess of these limits, and it may impose certain sanctions. The Funds may be required to establish segregated accounts when they enter into certain options or futures, in which they will maintain cash and/or liquid securities that are equal in value to the obligations in the applicable option or future.

Temporary Investments – Both Funds

The Funds may invest in cash and money market securities. The Funds may do so to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities. The Funds may invest in shares of other investment companies.  The Funds may invest in money market mutual funds in connection with their management of daily cash positions.  The Funds currently intend to limit their investments in securities issued by other investment companies (except for money market funds) so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole.  In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Funds would also bear their pro rata portions of each other investment company’s advisory and operational expenses.  Money market securities include treasury bills, short-term investment-grade fixed income securities, bankers’ acceptances, commercial paper, commercial paper master notes and repurchase agreements.

The Funds may invest in commercial paper or commercial paper master notes rated, at the time of purchase, within the two highest rating categories by a nationally recognized securities rating organization.

The Funds may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time a Fund purchases a security, the Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. Such securities are referred to as the “Resold Securities.” The Adviser will consider the creditworthiness of any vendor of repurchase agreements. The resale price will be in excess of the purchase price in that it reflects an agreed upon market interest rate effective for the period of time during which the Fund’s money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. A Fund’s risk is limited to the ability of the vendor to pay the agreed-upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when a Fund holds a perfected security interest in the Resold Securities and can therefore resell the instrument promptly. Repurchase agreements can be considered as loans “collateralized” by the Resold Securities, such agreements being defined as “loans” in the 1940 Act. The return on such “collateral” may be more or less than that from the repurchase agreement. The Resold Securities will be marked to market every business day so that the value of the “collateral” is at least equal to the value of the loan, including the accrued interest earned thereon. All Resold Securities will be held by the Funds’ custodian or another bank either directly or through a securities depository.

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U.S. Government Securities and Mortgage-Backed Securities – Both Funds

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Funds’ mortgage-related investments.  Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses.  Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates.  Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy.  Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities, and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities.  It is possible that such limited liquidity in such secondary markets could continue or worsen.  There is also no assurance that the U.S. Government will take further action to support the mortgage-related securities industry, as it has in the past, should the economic downturn continue or the economy experience another downturn.  Further, recent legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions.  Each of these factors could ultimately increase the risk that a Fund could realize losses on mortgage-related securities.

As used in this SAI, the term “U.S. Government securities” means securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

Securities issued or guaranteed by the U.S. Government include a variety of Treasury securities (i.e., securities issued by the U.S. Government) that differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less. Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance. Zero coupon Treasury securities consist of Treasury Notes and Bonds that have been stripped of their unmatured interest coupons.

U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, the Inter-American Development Bank, the Asian Development Bank, the Student Loan Marketing Association and the International Bank for Reconstruction and Development.

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Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. If the Funds elect to invest in U.S. Government securities, then they will invest in securities of such instrumentality only when the Adviser is satisfied that the credit risk with respect to any instrumentality is acceptable.

Among the U.S. Government securities that the Funds may purchase are “mortgage-backed securities” of the Government National Mortgage Association (“Ginnie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”). These mortgage-backed securities include “pass-through” securities and “participation certificates;” both are similar, representing pools of mortgages that are assembled, with interests sold in the pool; the assembly is made by an “issuer” which assembles the mortgages in the pool and passes through payments of principal and interest for a fee payable to it. Payments of principal and interest by individual mortgagors are “passed through” to the holders of the interest in the pool. Thus, the monthly or other regular payments on pass-through securities and participation certificates include payments of principal (including prepayments on mortgages in the pool) rather than only interest payments. Another type of mortgage-backed security is the “collateralized mortgage obligation” or “CMO,” which is similar to a conventional bond (in that it makes fixed interest payments and has an established maturity date) and is secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States, but their yield is not guaranteed. Freddie Mac and Fannie Mae are both instrumentalities of the U.S.  Government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of these securities discussed in this paragraph could be adversely affected by actions of the U.S. Government to tighten the availability of its credit or to affect adversely the tax effects of owning them.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed to be the Conservator of Freddie Mac and Fannie Mae for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, if the Funds purchase mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if the Funds purchase mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity and market value.

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Prepayments on a pool of mortgage loans are influenced by a variety of factors, including economic conditions, changes in mortgagors’ housing needs, job transfer, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions. The timing and level of prepayments cannot be predicted. Generally, however, prepayments on adjustable rate mortgage loans and fixed rate mortgage loans will increase during a period of falling mortgage interest rates and decrease during a period of rising mortgage interest rates. Accordingly, the amounts of prepayments available for reinvestment by the Funds are likely to be greater during a period of declining mortgage interest rates. If general interest rates also decline, such prepayments are likely to be reinvested at lower interest rates than the Funds were earning on the mortgage-backed securities that were prepaid.

Certain mortgage loans underlying the mortgage-backed securities in which the Funds may invest will be adjustable rate mortgage loans (“ARMs”). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

There are two main categories of indexes which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indexes include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one year London Interbank Offered Rate, the prime rate of a specific bank, or commercial paper rates. Some indexes, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Funds’ portfolios and therefore in the NAV per share of the Fund will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indexes.

Adjustable interest rates can cause payment increases that some mortgagors may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARMs. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period. Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization, and is repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

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The mortgage loans underlying other mortgage-backed securities in which the Funds may invest will be fixed rate mortgage loans. Generally, fixed rate mortgage loans eligible for inclusion in a mortgage pool will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed rate mortgage loans generally provide for monthly payments of principal and interest in substantially equal installments for the contractual term of the mortgage note in sufficient amounts to fully amortize principal by maturity although certain fixed rate mortgage loans provide for a large final “balloon” payment upon maturity.

CMOs are issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or other assets (“Mortgage Assets”) underlying the CMOs may cause some or all of the class of CMOs to be retired substantially earlier than their final distribution dates. Generally interest is paid or accrued on all classes of CMOs on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, “parallel pay” CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

The Funds may invest in stripped mortgage-backed U.S. Government securities (“SMBS”). SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A common type of SMBS will have one class receiving all of the interest from the Mortgage Assets, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Funds may fail to fully recover their initial investment in these securities. Certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Funds’ limitation on investments in illiquid securities. Whether SMBS are liquid or illiquid will be determined in accordance with guidelines established by the Board. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yield on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

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Mortgage loans are subject to a variety of state and federal regulations designed to protect mortgagors, which may impair the ability of the mortgage lender to enforce its rights under the mortgage documents. These regulations include legal restraints on foreclosures, homeowner rights of redemption after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on enforcement of mortgage loan “due on sale” clauses and state usury laws. Even though the Funds may invest in Mortgage-Backed Securities which are U.S. Government securities, these regulations may adversely affect the Funds’ investments by delaying the Funds’ receipt of payments derived from principal or interest on mortgage loans affected by such regulations.

When Issued and Delayed-Delivery Securities – Both Funds

To ensure the availability of suitable securities for their portfolios, the Funds may purchase when-issued or delayed delivery securities. When-issued transactions arise when securities are purchased by the Funds with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction. When-issued securities represent securities that have been authorized but not yet issued. The Funds may also purchase securities on a forward commitment or delayed delivery basis. In a forward commitment transaction, the Funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price. Alternatively, the Funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for their portfolios, they may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

The Funds may enter into mortgage “dollar rolls” in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the mortgage-backed securities. The Funds are compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Funds will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security.

Swaps –Both Funds

Credit Default Swaps.  Each Fund may enter into credit default swap agreements.  The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by a Fund.  The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation.  A credit event is typically a default, restructuring or bankruptcy.

Each Fund may be either the buyer or seller in the transaction.  As a seller, the Fund receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs.  If a credit event occurs, the Fund typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation.  The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation.  If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

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Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly.  Credit default swaps are subject to general market risk, liquidity risk and credit risk.  If the Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  In addition, the value of the reference obligation received by the Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

Each Fund may also invest in credit default swap index products and in options on credit default swap index products.  The individual credits underlying these credit default swap indices may be rated above BBB or below BBB.  These instruments are designed to track representative segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans.  Such investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps discussed above.  The Funds reserve the right to invest in similar instruments that may become available in the future.

Foreign Securities – PIA BBB Bond Fund

The BBB Bond Fund may not invest more than 50% of its total assets in securities of foreign issuers denominated in U.S. dollars, including issuers in emerging markets.  There are risks in investing in foreign securities.  Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  The costs associated with securities transactions are generally higher than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign-issued securities owned by the BBB Bond Fund are U.S. dollar denominated and held by the Fund’s domestic custodian.

The BBB Bond Fund may invest in securities of companies or entities in countries with emerging economies or securities markets (“Emerging Markets”).  Investment in Emerging Markets involves risks in addition to those generally associated with investments in foreign securities.  Political and economic structures in many Emerging Markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries.  As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, may be heightened.  In addition, unanticipated political or social developments may affect the values of the investments of the BBB Bond Fund and the availability to the BBB Bond Fund of additional investments in such Emerging Markets.  The small size and inexperience of the securities markets in certain Emerging Markets and the limited volume of trading in securities in those markets may make the BBB Bond Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).

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High Yield and Other Securities – PIA BBB Bond Fund

While the BBB Bond Fund does not purchase securities without a rating of at least BBB by Standard & Poor’s Rating Group (“Standard & Poor’s”), Baa by Moody’s Investors Services (“Moody’s”) or BBB by Fitch, Inc. (“Fitch”), a portfolio holding’s highest rating could be downgraded to less than a BBB or Baa rating, as the case may be.  Securities rated BBB by Standard & Poor’s or Fitch, or Baa by Moody’s, although investment grade, exhibit speculative characteristics and are more sensitive than higher rated securities to changes in economic conditions. The Fund may invest in securities with one rating at or above investment grade. The securities held by the Fund may have their ratings downgraded below investment grade by Standard & Poor’s, Moody’s or Fitch. The Fund may sell securities downgraded below investment grade within a reasonable time. Investments in high yield securities (i.e., less than investment grade), while providing greater income and opportunity for gain than investments in higher-rated securities, entail relatively greater risk of loss of income or principal. Lower-grade obligations are commonly referred to as “junk bonds.” Market prices of high-yield, lower-grade obligations may fluctuate more than market prices of higher-rated securities. Lower grade, fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated obligations which, assuming no change in their fundamental quality, react primarily to fluctuations in the general level of interest rates.

The high yield market at times is subject to substantial volatility. An economic downturn or increase in interest rates may have a more significant effect on high yield securities and their markets, as well as on the ability of a security’s issuers to repay principal and interest. Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders. During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.

The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a high yield security owned by the Fund defaults, the Fund may incur additional expenses in seeking recovery. Periods of economic uncertainty and changes can be expected to result in increased volatility of the market prices of high yield securities and the Fund’s NAV per share. Yields on high yield securities will fluctuate over time. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and therefore tend to be more volatile than the market prices of securities which pay interest periodically and in cash.

Certain securities held by the BBB Bond Fund, including high yield securities, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investor. Conversely, a high yield security’s value will decrease in a rising interest rate market, as will the Fund’s NAV per share.

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The secondary market for high yield securities may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for the BBB Bond Fund to value accurately high yield securities or dispose of them. To the extent the Fund owns illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties, and judgment will play a greater role in valuation because there is less reliable and objective data available.

Special tax considerations are associated with high yield bonds structured as zero coupon or pay-in-kind securities. The Fund will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date. Further, the Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax law. Accordingly, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser monitors the issuers of securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the security’s liquidity so the Fund can meet redemption requests. To the extent that the Fund has investments in high yield securities, the achievement of its investment objective may be more dependent on the Adviser’s credit analysis than would be the case for higher quality bonds. It is a non-fundamental policy of the Fund to sell individual securities that are not a part of a credit default swap index with ratings below investment grade (i.e., BB, Ba or B) in an orderly manner.

Trust Preferred Securities – PIA BBB Bond Fund

The BBB Bond Fund may purchase trust preferred securities, also known as “trust preferreds” or “hybrid preferreds,” which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent.  An issuer creates trust preferred securities by creating a trust and issuing debt to the trust.  The trust in turn issues trust preferred securities.  Trust preferred securities are hybrid securities with characteristics of both subordinated debt and preferred stock.  Such characteristics include long maturities (typically 30 years or more), early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value.  In addition, trust preferred securities may allow deferral of interest payments for up to 5 years.  However, during the deferral period the interest accrues and is taxable for the holder.  Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

To Be Announced (TBA) Market – PIA MBS Bond Fund

The MBS Bond Fund may purchase MBS in the TBA Market. Most Fannie Mae, Freddie Mac and Ginnie Mae MBS are eligible to be sold in the TBA market. The TBA market allows mortgage lenders to sell the loans they intend to fund before the loans are closed. A TBA trade represents a contract for purchase or sale of MBS to be delivered at a future agreed-upon date. In the TBA market, Fannie Mae, Freddie Mac and Ginnie Mae MBS are traded on a forward or delayed delivery basis with settlement up to 180 days later. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its shares.

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The parties to TBA contracts will agree on the type of MBS, the type of mortgage, coupon or interest rate, the total dollar amount of the MBS, price and settlement date. The purchaser will contract to acquire a specified dollar amount of MBS, which may be satisfied when the seller delivers one or more MBS pools at settlement. Forty-eight hours before settlement, the seller specifies or allocates the identity and number of mortgage pools by the specific pool numbers and CUSIPs to be delivered to satisfy the TBA trade. When a seller in the TBA market sells an MBS before the underlying mortgage is closed, the purchaser bears the risk that commitments for the mortgage loans will not close. The TBA market reduces this risk by pooling MBS together according to similar characteristics that are based on guidelines established by the TBA Market. The seller is able to deliver any mortgage pool that satisfies the TBA trade and meets the TBA market’s delivery requirements. The purchaser assumes the risk that the characteristics of the mortgage-backed security delivered to the purchaser may be less favorable.

TBA-eligible MBS may be traded through generic, stipulated or specified trades. Generic TBA trades are trades that meet the delivery requirement of the TBA market. The Fund trades on a generic basis through the TBA market process. Stipulated TBA trades are trades that meet the TBA delivery requirements which have characteristics that have been requested by the investor. The most common stipulated terms are number of pools that can be delivered, the principal dollar amount variance, maturity year, weighted average loan age of the mortgage loans in the pool, and geographic location of the underlying properties. In generic and stipulated TBA trades, there is no specific security identified at the time the parties enter into the trade. Investors that wish to purchase a particular mortgage pool will engage in a specified trade. The purchaser identifies the actual pool they wish to purchase by pool and CUSIP number.

Dollar Rolls
TBA market participants trade TBA pools using “dollar rolls” as their financing vehicles. Dollar rolls are a form of collateralized short-term financing where the collateral consists of mortgage securities and performs a function analogous to a reverse repurchase agreement. Unlike a reverse repurchase agreement, which requires redelivery of exactly the same securities, a dollar roll is a simultaneous purchase and sale of substantially similar TBA securities for different settlement dates. The dealer (purchaser), who is said to “roll in” the securities received, is not required to deliver the identical securities, only securities that meet the TBA market’s good delivery guidelines (which establishes standard notification and settlement dates for TBA securities).  The investor may assume some risk because the characteristics of the MBS delivered to the investor may be less favorable than the MBS the investor delivered to the dealer. Because the dealer is not obligated to return the identical MBS collateral that the investor has delivered, both parties usually transact the dollar roll with generic Fannie Mae, Freddie Mac or Ginnie Mae MBS pools that have the same or less value than the average TBA-eligible security.

A dollar roll transaction transfers prepayment risk to the dealer. Dollar rolls offer the dealer a convenient way to obtain promised mortgage securities, avoiding much of the cost of failing to make timely delivery. The dealer is willing to pay up to the cost of failure to deliver for the short-term opportunity to borrow or purchase securities required to meet a delivery commitment. For this reason most dollar rolls are transacted close to the monthly settlement date for MBS.

Portfolio Turnover

The portfolio turnover of the Funds may vary significantly from year to year.  The Funds’ annual portfolio turnover rate may exceed 100%.  High portfolio turnover (100% or more) would result in the Funds incurring more transaction costs such as mark-ups or mark-downs. Payment of these transaction costs could reduce the Funds’ total return. High portfolio turnover could also result in the payment by the Funds’ shareholders of increased taxes on realized gains. The Funds’ portfolio turnover rates for the fiscal years ended November 30, 2012 and 2011 were as follows:

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Portfolio Turnover Rate

	2012	2011
BBB Bond Fund	75%	58%
MBS Bond Fund*	278%	122%

*The MBS Bond Fund’s portfolio turnover rate increased for the 2012 fiscal year due to the Adviser adjusting the amount of dollar rolls in the Fund; the dollar roll market for agency mortgage-backed securities became more attractive for certain coupons during the fiscal year.

Investment Restrictions

Each Fund with respect to 75% of its total assets may not purchase any security, other than U.S. Government securities, if as a result (a) more than 5% of such Fund’s total assets (taken at current value) would then be invested in securities of a single issuer; or (b) it would hold more than 10% of the outstanding voting securities of any one issuer; provided, however, that 25% of the total assets of the Fund may be invested without regard to this restriction.

The Trust has adopted the following restrictions applicable to the Funds as fundamental policies, which may not be changed without the approval of the holders of a “majority,” as defined in the 1940 Act, of the shares of the Fund as to which the policy change is being sought.  Under the 1940 Act, approval of the holders of a “majority” of a Fund’s outstanding voting securities means the affirmative vote of the holders of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of its outstanding shares are represented or (ii) more than 50% of its outstanding shares.

Each Fund may not:

1.
Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.
Borrow (for temporary or emergency purposes and not for the purpose of leveraging its investments) in an amount exceeding 33 1/3% of the value of its total assets, and, in the event that market conditions or other factors result in a Fund’s borrowed amounts exceeding 33 1/3% of its total assets (including amounts borrowed), a Fund will reduce the amount of its borrowing to an extent and in such a manner required by the 1940 Act.

3.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

4.
Invest 25% or more of the value of its net assets in the securities of companies engaged in any one industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies).

5.
Issue senior securities, such as shares having priority over other shares as to the payment of dividends, or as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, currency contract or repurchase transactions.

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6.
Purchase or sell real estate; however, a Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

7.	Act as an underwriter except to the extent a Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

Each Fund observes the following policies, which are deemed non-fundamental and which may be changed without shareholder vote.  Each Fund may not:

1.
Hold, in the aggregate, more than 15% of its net assets in securities that are illiquid.  Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a Fund’s books.

2.	Purchase more than 3% of any other investment company’s voting securities or make any other investment in other investment companies except as permitted by the 1940 Act.

3.
Make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent (each as defined below).  The day-to-day operations of the Trust are delegated to its officers, subject to the Funds’ investment objectives, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their ages, positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below.

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Independent Trustees(1)

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years
Donald E. O’Connor (age 76) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Trustee, The Forward Funds (35 portfolios).

George J. Rebhan (age 78) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.

George T. Wofford (age 73) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Interested Trustee

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years
Joe D. Redwine(3) (age 65) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

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Officers

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 65) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).

Douglas G. Hess (age 45) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).

Cheryl L. King (age 51) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).

Michael L. Ceccato (age 55) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present); General Counsel/Controller, Steinhafels, Inc. (September 1995 to February 2008).

Jeanine M. Bajczyk, Esq. (age 47) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Senior Vice President and
Counsel, U.S. Bancorp Fund
Services, LLC (May 2006 to
present); Senior Counsel,
Wells Fargo Funds
Management, LLC (May 2005
to May 2006); Senior Counsel,
Strong Financial Corporation
(January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of February 28, 2013, the Trust is comprised of 38 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds, the PIA High Yield Fund, the PIA High Yield (MACS) Fund, the PIA Short-Term Securities Fund and the PIA Moderate Duration Bond Fund and not any other series of the Trust.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Compensation

Effective January 1, 2013, the Independent Trustees each  receive an annual trustee fee of $62,500 allocated among each of the various portfolios comprising the Trust, and an additional $500 per telephonic board meeting, paid by the Trust or applicable portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

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	Aggregate Compensation from the BBB Bond Fund(1)	Aggregate Compensation from the MBS Bond Fund (1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
Name of Independent Trustee
Sallie P. Diederich(3)	$2,107	$1,674	None	None	$8,115
Donald E. O’Connor	$2,107	$1,674	None	None	$8,115
George J. Rebhan	$2,108	$1,673	None	None	$8,115
George T. Wofford	$2,108	$1,674	None	None	$8,115
Name of Interested Trustee
Joe D. Redwine	None	None	None	None	None

(1)	For the Funds’ fiscal year ended November 30, 2012.
(2)
There are currently numerous series comprising the Trust.  The term “Fund Complex” refers only to the Funds and the PIA Short-Term Securities Fund, the PIA Moderate Duration Bond Fund, the PIA High Yield Fund and the PIA High Yield (MACS) Fund and not to any other series of the Trust.  For the Funds’ fiscal year ended November 30, 2012, Independent Trustees’ fees for the Trust were $217,000.

(3)	Ms. Diederich resigned from the Board effective November 27, 2012.

Additional Information Concerning Our Board of Trustees

The Role of the Board

The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s Advisers, Distributor, Administrator, Custodian, and Transfer Agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Advisers, Distributor, Administrator, Custodian and Transfer Agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings”, to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established four standing committees, an Audit Committee, a Nominating Committee, a Qualified Legal Compliance Committee (the “QLCC”) and a Valuation Committee, which are discussed in greater detail under “Board Committees”, below.  Currently, seventy-five percent (75%) of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

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The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s Distributor and principal underwriter.  He is also the President and CEO of the Administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee, who acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  The Board has also determined that the appointment of a lead Independent Trustee, the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the CCO to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

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Donald E. O’Connor.  Mr. O’Connor has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of The Forward Funds, Inc. and his prior position as Chief of the Branch of Market Surveillance at the U.S. Securities and Exchange Commission.  Mr. O’Connor also has substantial experience in mutual fund operations through senior positions at industry trade associations, including Vice President of Operations for the Investment Company Institute covering accounting, transfer agent and custodian industry functions and Chief Operating Officer of ICI Mutual, a captive insurance company focused exclusively on the insurance needs of mutual funds, their directors, officers, and advisers.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment adviser.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

Board Committees

The Trust has established the following four standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, the Nominating Committee and the Valuation Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks.  Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.  The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.   The Board has determined that it does not have an “audit committee financial expert” serving on its Audit Committee.  At this time, the Trust believes that the business experience and financial literacy provided by each member of the Audit Committee collectively offers the Trust adequate oversight given its level of financial complexity.  During the fiscal year ended November 30, 2012, the Audit Committee met once with respect to the Funds.

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The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as needed.  During the fiscal year ended November 30, 2012, the QLCC did not meet with respect to the Funds.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is comprised of Messrs. O’Connor, Rebhan and Wofford.  For the fiscal year ended November 30, 2012, the Nominating Committee did not meet with respect to the Funds.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Amended and Restated By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Trustees and representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. During the fiscal year ended November 30, 2012, the Valuation Committee met three times with respect to the BBB Bond Fund.

Trustee Ownership of Fund Shares and Other Interests
As of December 31, 2012, none of the Trustees beneficially owned shares of the Funds.

As of December 31, 2012, neither the Independent Trustees nor members of their immediate families, owned securities beneficially or of record in the Adviser, the Distributor or an affiliate of the Adviser or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate families, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

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Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a Fund.

As of February 28, 2013, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

PIA BBB Bond Fund

None.

PIA MBS Bond Fund

Name and Address	% Ownership	Type of Ownership
SEI Private Trust Company FBO of Its Customers Renown Network Services Renown Heal One Freedom Valley Drive Oak, PA 19456-9989	5.23%	Record

Printing Specialties & Paper Products Joint Employer & Union Health & Welfare Fund 2323 Eastlake Avenue E Seattle, WA 98102-3305	5.09%	Beneficial

Management Ownership Information. As of February 28, 2013, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of either Fund.

Investment Adviser

Pacific Income Advisers, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California 90401, is the investment adviser to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Joseph Lloyd McAdams, Jr. and Heather U. Baines collectively control the Adviser due to their ownership of a majority of the outstanding stock of the Adviser. Mr. McAdams is also a portfolio manager of both Funds.  Subject to such policies as the Board may determine, the Adviser is ultimately responsible for investment decisions for the Funds.  Pursuant to the terms of the Advisory Agreement, the Adviser provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds’ investments.

The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

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Under the current Advisory Agreement applicable to the Funds, the Adviser is not paid a fee by the Funds. Only investment advisory clients of the Adviser are eligible to invest in the Funds. These clients pay the Adviser a separate fee to manage their assets, including assets invested in the Funds.

The Funds are responsible for their own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of each Fund including all fees and expenses of its custodian and accounting services agent; fund administration fees and related expenses; chief compliance officer fees; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act, including pricing services; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Board that are properly payable by the Funds; compensation and fees and expenses of members of the Board who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Funds which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Funds); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of their operation plus any extraordinary and non-recurring expenses.  General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Board deems equitable.

The Adviser has voluntarily agreed to pay Fund expenses (excluding acquired fund fees and expenses) for an indefinite period to the extent necessary to permit the Funds to maintain a voluntary expense limitation of 0.00%.  The Adviser may discontinue payment of Fund expenses as long as it provides shareholders of the Funds with written notice six months in advance. The Adviser may not recoup expense payments in future periods. Expense payment obligations are calculated daily and paid monthly, at an annual rate expressed as a percentage of each Fund’s average daily net assets.

As a result of the voluntary expense limitation, the following payments were made by the Adviser to the Funds:

Expense Payments by Adviser for Fiscal Years Ended November 30,

	2012	2011	2010
BBB Bond Fund	$408,829	$400,070	$448,934
MBS Bond Fund	$282,937	$247,609	$225,385

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Portfolio Managers

Mr. H. Mitchell Harper, Mr. Evangelos Karagiannis and Mr. Lloyd McAdams serve as portfolio managers of the Funds.  The portfolio managers are responsible for the day-to-day management of each Fund’s portfolio.  The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of November 30, 2012.

H. Mitchell Harper – PIA BBB Bond Fund
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investments	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

Evangelos Karagiannis – Both Funds
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investments	0	$0.00	0	$0.00
Other Accounts	104	$1.2 billion	0	$0.00

Lloyd McAdams – Both Funds
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investments	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

Material Conflict of Interest.  There are presently no other accounts managed by the portfolio managers which have the same strategy as the Funds.  When the same securities are being bought or sold on the same day by a portfolio manager, the portfolio manager allocates the transaction on a pro rata basis as long as it is in the best interests of the clients.  Where conflicts of interest arise between the Funds and other accounts managed by the portfolio manager, the portfolio manager will proceed in a manner that ensures that the Funds will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by each portfolio management team.  In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

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Compensation. The portfolio managers’ total compensation includes a base salary, bonus, employee benefits and a 401(k) plan with matching contributions.  The year-end bonus represents a subjective calculation of an individual’s contribution to the portfolio management group’s success.  The portfolio manager’s bonus is not based on the value of assets in the Funds’ portfolios.

Securities Owned in the Funds by Portfolio Managers.  As of November 30, 2012, the portfolio managers owned the following securities in the Funds:

Name of Portfolio Manager	Dollar Range of Securities Owned in the BBB Bond Fund Managed (None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)	Dollar Range of Securities Owned in the MBS Bond Fund Managed (None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
H. Mitchell Harper	None	None
Evangelos Karagiannis	None	None
Lloyd McAdams	$100,001 - $500,00	None

SERVICE PROVIDERS
Administrator

Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Funds.  USBFS provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Additionally, the Administrator provides CCO services to the Trust under a separate agreement.  The cost for the CCO services is allocated to the Funds by the Board.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Funds or by the Administrator on 60 days’ written notice (as defined in the 1940 Act).  The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misconduct, bad faith or negligence in the performance of its or their duties under the Administration Agreement.

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During the fiscal years ended November 30, 2010 through November 30, 2012, the Funds paid USBFS the following amounts for administration services:

	Fiscal Years Ended November 30,
	2012	2011	2010
BBB Bond Fund	$67,699	$58,232	$84,142
MBS Bond Fund	$51,015	$42,701	$47,097

Distributor

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, an affiliate of the Administrator, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  The offering of the Funds’ shares is continuous.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Fund Accountant and Transfer Agent

USBFS also serves as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements.

Custodian

U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as custodian (“Custodian”) of the securities and other assets of the Funds.  The Custodian holds the Funds’ portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.  The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Funds.  The Custodian, Distributor, Transfer Agent and Administrator are all affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP (“Tait”), 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds whose services include auditing each Fund’s financial statements and the performance of related tax services.

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Trust Counsel

Paul Hastings LLP (“Paul Hastings”), 75 E. 55th Street, New York, New York 10022, is counsel to the Trust and provides counsel on legal matters relating to the Funds. Paul Hastings also serves as independent legal counsel to the Board of Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below. Explicit brokerage commissions are not paid on these transactions.  However, commissions will be paid on the Funds’ futures and options transactions.  The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads.

For the fiscal years ended November 30, 2012, 2011 and 2010, the Funds paid the following brokerage commissions:

	Brokerage Commissions Paid
	For the Fiscal Years Ended November 30,
	2012	2011	2010
BBB Bond Fund	$0	$0	$0
MBS Bond Fund	$0	$0	$0

The amounts in the above table represent overnight discount agency notes and commercial paper.

In placing portfolio transactions, the Adviser will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved and the firm’s risk in positioning a block of securities. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research, as it is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to policies developed by the Board and to rules adopted by the Financial Industry Regulatory Authority, Inc. (“FINRA”) and the SEC.  The Adviser is also a registered broker-dealer and may place portfolio transactions for the Funds with its own registered representatives.

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While it is the Adviser’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Funds, when it is determined that one or more broker-dealers can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight was given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds. Additionally, the Adviser may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Funds are made independently from those of other client accounts that may be managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts.  In such event, the position of the Funds and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Funds are purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Funds.  However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.

The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional ideas and information assisting the Funds in the valuation of their investments.

The Trust is required to identify any securities of its “regular brokers or dealers” that the Funds have acquired during its most recent fiscal year. For the fiscal year ended November 30, 2012, the BBB Bond Fund held a position in Goldman Sachs Group, Inc. with a value of $3,036,641.

PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Funds maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These Disclosure Policies have been approved by the Board. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete listing of each Fund’s portfolio holdings is available at the end of each month with a lag time of five to ten business days on the Funds’ website at www.piamutualfunds.com.

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Pursuant to the Funds’ Disclosure Policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

•	The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons include:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; and

•
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Board; and the Trust’s attorneys and accountants (currently, Paul Hastings LLP and Tait, Weller & Baker LLP), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the approval of either the Trust’s CCO or his or her designee, pursuant to the Funds’ Policies.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2)  considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3)  considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

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Neither the Adviser nor the Funds may receive compensation in connection with the disclosure of information about Fund portfolio securities.  In the event of a conflict between the interests of the Funds and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Funds, and shall report such determination to the Adviser’s Board of Directors and to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Funds or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Policies, when the Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

Conflict of Interest. Where a proxy proposal raises a material conflict between the Adviser’s interests and a Fund’s interests, the Adviser will disclose the conflict to the Board and may resolve the conflict by voting in accordance with the Proxy Policies or the Adviser will abstain from voting the securities held by the Fund, depending on the circumstances.

Proxy Voting Records. The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting record for the 12-month period ending June 30.  The Funds’ proxy voting records are available without charge, upon request by calling 1-800-251-1970 and on the SEC’s website at www.sec.gov.

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MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the Financial Intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

DETERMINATION OF NET ASSET VALUE

The NAV per share of the Funds will be determined as of the close of regular trading (4:00 p.m., Eastern Time) on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NYSE is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.  Each Fund reserves the right to close if the primary trading markets of a Fund’s portfolio instruments are closed and the Fund’s management believes that there is not an adequate market to meet purchase, redemption or exchange requests. On any business day when the Securities Industry and Financial Markets Association recommends that the securities markets close trading early, the Funds may close trading early.

Purchase orders for Fund shares will be accepted only on days on which a Fund is open for business. If a purchase order is received by the Distributor on a day when the Fund is not open for business, it will be processed on the next succeeding day a Fund is open for business (according to the succeeding day’s NAV).

The NAV per share is computed by dividing the value of the securities held by each Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in each Fund outstanding at such time, as shown below:

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Net Assets	=	NAV per share
Shares Outstanding

In determining the NAV per share of a Fund’s shares, common stocks that are listed on national securities exchanges are valued at the last sale price as of the close of trading, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Unlisted securities held by a Fund that are not included in the Nasdaq Stock Market are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Board. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. An option that is written by the Funds or purchased by the Funds is generally valued using composite pricing.  Composite pricing uses the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the options exchanges on which an option is quoted.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, as of closing, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

When a Fund writes a call or a put, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent amount is included in the liability section. This amount is “marked-to-market” to reflect the current market value of the call or put. If a call a Fund wrote is exercised, the proceeds it receives on the sale of the related investment by it are increased by the amount of the premium it received. If a put a Fund wrote is exercised, the amount it pays to purchase the related investment is decreased by the amount of the premium received. If a call a Fund purchased is exercised by it, the amount it pays to purchase the related investment is increased by the amount of the premium it paid. If a put a Fund purchased is exercised by it, the amount it receives on its sale of the related investment is reduced by the amount of the premium it paid. If a call or put written by a Fund expires, it has a gain in the amount of the premium; if a Fund enters into a closing transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

Generally, U.S. Government securities and other fixed income securities complete trading at various times prior to the close of the NYSE. For purposes of computing NAV per share, the Funds use the market value of such securities as of the time their trading day ends. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE, which events will not be reflected in the computation of the Funds’ NAV per share. It is currently the policy of the Funds that events affecting the valuation of Fund securities occurring between such times and the close of the NYSE, if material, may be reflected in such NAV per share.

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The Funds price foreign securities in terms of U.S. dollars at the official exchange rate.  Alternatively, they may price these securities at the average of the current bid and asked price of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.  If the Funds do not have either of these alternatives available to them or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Board of Trustees in good faith will establish a conversion rate for such currency.

The Funds reserve the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or that the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “AML Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the AML Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the AML Program.

Procedures to implement the AML Program include, but are not limited to, determining that the Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (OFAC), and a complete and thorough review of all new opening account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

TAXES
General

Each Fund has elected to qualify and intends to continue to qualify annually for tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The discussion that follows is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their tax advisers for a complete review of the tax consequences of an investment in the Funds.

If a Fund fails to qualify as a regulated investment company under Subchapter M of the Code in any fiscal year, it will be treated as a regular corporation for federal income tax purposes. As such that Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Distributions to shareholders, whether from that Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of that Fund.

If, as expected, a Fund qualifies as a regulated investment company, dividends from a Fund’s net investment income, including short-term capital gains, are taxable to shareholders as ordinary income, while distributions of net capital gains are taxable as long-term capital gains regardless of the shareholder’s holding period for the shares. Such dividends and distributions are taxable to shareholders whether received in cash or reinvested in additional shares.  Since all or substantially all of the income of the Fund is derived from interest payments to it, none of the dividends of the Fund are expected to qualify for the intercorporate dividends received deduction or the reduced rate for qualified dividend income.

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In order to qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  A Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  A Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund, will have the effect of reducing the NAV per share of such shares by the amount of the dividend or distribution. Furthermore, if the NAV per share of a Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

At November 30, 2012, neither Fund had tax capital losses.  Under revised legislation, capital losses sustained in future taxable years will not expire and may be carried over by the Funds without limitation.

Redemptions of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the shareholder’s holding period for the shares. However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

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Rule 17a-7 Transactions

The Trust has adopted procedures pursuant to Rule 17a-7 under the 1940 Act pursuant to which the Funds may effect a purchase and sale transaction with an affiliated person of the Funds (or an affiliated person of such an affiliated person) in which the Funds issue their shares in exchange for cash payments. For purposes of determining the number of shares to be issued, the securities involved in the exchange will be valued in accordance with Rule 17a-7. Certain of the transactions may be tax-free with the result that the Funds acquire unrealized appreciation. Most Rule 17a-7 transactions will not be tax-free.

Taxation of Hedging Instruments

If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain. If a Fund enters into a closing transaction with respect to the option, any gain or loss realized by a Fund as a result of the transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder’s right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund’s holding period for the underlying security or futures contract, and the amount of the premium received will be added to the proceeds of sale for purposes of determining the amount of the capital gain or loss.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund’s holding period for the call option. If such a call option is exercised, the amount paid by a Fund for the option will be added to the basis of the security or futures contract so acquired.

Gains and losses resulting from the expiration, exercise or closing of futures contracts will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter “blended gain or loss”) for determining the character of distributions. In addition, futures contracts held by a Fund on the last day of a fiscal year will be treated as sold for market value (“marked to market”) on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss. The realized gain or loss on the ultimate disposition of the futures contract will be increased or decreased to take into consideration the prior marked to market gains and losses.

Each Fund may acquire put options. Under the Code, put options on securities are taxed similar to short sales. If a Fund owns the underlying security or acquires the underlying security before closing the option position, the option positions may be subject to certain modified short sale rules. If a Fund exercises or allows a put option to expire, the Fund will be considered to have closed a short sale. A Fund will generally have a short-term gain or loss on the closing of an option position. The determination of the length of the holding period is dependent on the holding period of the security used to exercise that put option. If a Fund sells the put option without exercising it, its holding period will be the holding period of the option.

Foreign Taxes – BBB Bond Fund

The BBB Bond Fund may be subject to foreign withholding taxes on income and gains derived from its investments outside the U.S.  Such taxes would reduce the return on the BBB Bond Fund’s investments.  Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.  If more than 50% of the value of the BBB Bond Fund’s total assets at the close of any taxable year consist of securities of foreign corporations, the BBB Bond Fund may elect, for U.S. federal income tax purposes, to treat any foreign country income or withholding taxes paid by the BBB Bond Fund that can be treated as income taxes under U.S. income tax principles, as paid by its shareholders subject to certain exceptions for qualified fund of funds structures.  For any year that the BBB Bond Fund makes such an election, each of its shareholders will be required to include in his income (in addition to taxable dividends actually received) his allocable share of such taxes paid by the BBB Bond Fund and will be entitled, subject to certain limitations, to credit his portion of these foreign taxes against his U.S. federal income tax due, if any, or to deduct it (as an itemized deduction) from his U.S. taxable income, if any.  Generally, credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his foreign source taxable income.

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If the pass through election described above is made, the source of the BBB Bond Fund’s income flows through to its shareholders.  Certain gains from the sale of securities and currency fluctuations will not be treated as foreign source taxable income.  In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income, one of which is foreign source “passive income.”  For this purpose, foreign “passive income” includes dividends, interest, capital gains and certain foreign currency gains.  As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of the foreign tax paid by the BBB Bond Fund.

If the BBB Bond Fund does not make the pass through election described above, the foreign taxes it pays will reduce its income, and distributions by the BBB Bond Fund will be treated as U.S. source income.

Each shareholder will be notified within 60 days after the close of the BBB Bond Fund’s taxable year whether, pursuant to the election described above, the foreign taxes paid by the BBB Bond Fund will be treated as paid by its shareholders for that year and, if so, such notification will report:  (i) such shareholder’s portion of the foreign taxes paid; and (ii) the portion of the BBB Bond Fund’s dividends and distributions that represent income derived from foreign sources.

Foreign shareholders, including shareholders who are nonresident alien individuals, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by any applicable treaty.  In addition, if the requirements of recently enacted legislation (known as FATCA) are not met, the United States may impose a 30% U.S.  withholding tax on certain foreign financial institutions and other foreign entities with respect to distributions on and proceeds from the sale or disposition of shares in the Funds.   FATCA withholding will generally apply to payments of dividends made on or after January 1, 2014 and payments of gross proceeds from sales of shares made on or after January 1, 2017.  Shareholders should consult their tax advisors regarding the possible implications of this legislation as well as the other U.S. federal, state, local and foreign tax consequences of an investment in our shares.

Backup Withholding

Federal law requires the Funds to withhold as backup withholding currently at the rate of 28% of a non-corporate shareholder’s reportable payments (which include dividends, capital gains distributions and redemption proceeds) for shareholders who have not properly certified that the social security or other taxpayer identification number they provide is correct and that the shareholder is not subject to backup withholding, or if such shareholder or the Internal Revenue Service notifies the Funds that backup withholding is required.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.

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The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  Distributions by a Fund also may be subject to state and local taxes, and the treatment of distributions under state and local income tax laws may differ from the federal income tax treatment.  Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation.  Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. foreign tax consequences of ownership of shares of a Fund, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty if one applies).

GENERAL INFORMATION

The Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in the Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, each Fund has only one class of shares – the Managed Account Completion Shares (MACS).

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares when issued are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Board, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

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The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

The Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount.  Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund’s NAV per share.  If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

CODES OF ETHICS

The Trust, the Adviser and the Distributor have adopted separate codes of ethics pursuant to Rule 17j-1 under the 1940 Act.  Subject to certain conditions, each code of ethics permits access persons subject thereto to invest in securities, including securities that may be purchased or held by the Funds. Each code of ethics generally prohibits, among other things, access persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Funds or is being purchased or sold by the Funds.

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FINANCIAL STATEMENTS

The annual report to shareholders for the Funds for the fiscal year ended November 30, 2012, is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

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APPENDIX
Description of Ratings

Moody’s Investors Service, Inc.: Bond Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s applies numerical modifiers “1”, “2” and “3” to both the Aaa and Aa rating classifications.  The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Ratings Group: Bond Ratings

AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

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Fitch, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A-Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety.  The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong.  A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics.  Capacity for timely payment on issues with the designation “A-2” is strong.  However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation “A-3” have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

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PACIFIC INCOME ADVISERS, INC. (“PIA”)
PROXY VOTING POLICY
2012

On January 31, 2003, the SEC approved proxy voting regulations for investment advisers registered with the SEC under the Advisers Act.  The regulations require investment advisers to disclose their proxy voting policies and procedures to their clients.

1.         VOTING PROXIES FOR NON-ERISA ACCOUNTS

In this regard, it is PIA’s policy to vote proxies for portfolio securities in accordance with the best economic interests of each client unless that client explicitly retains responsibility for proxy voting.

2.         VOTING OF PROXIES FOR ERISA ACCOUNTS

The Department of Labor (“DOL”) takes the position that the fiduciary act of managing plan assets which are held as shares of corporate stock includes the obligation to vote proxies appurtenant to those shares of stock.  Section 403(a) of Employee Retirement Income Security Act of 1974 (“ERISA”) requires plan trustees to have exclusive authority and responsibility for voting proxies, unless:

•
The plan expressly provides that the trustees are subject to the discretion of a named fiduciary who is not a trustee (in which case the trustees are subject to proper directions made in accordance with the terms of the plan and not contrary to ERISA); and

•	The authority to manage, acquire or dispose of assets of the plan is delegated to one or more investment managers pursuant to Section 402 of ERISA.

3.         PROCEDURES

PIA has adopted the following procedures in relation to the voting of proxies:

•
At the opening of each client relationship, the RIA responsible for the client will determine whether PIA will have proxy voting responsibility and if so whether the client has any specific guidelines or policies it requires PIA to comply with.

•
All investment advisory agreements with clients specify whether PIA, the client or (in the case of ERISA Accounts) the plan trustees or a named fiduciary have proxy voting authority.  All agreements with Wrap-Fee sponsors provide that PIA has proxy voting authority unless the client explicitly retains responsibility for proxy voting in writing.

•	All proxy voting materials received by PIA will be forwarded to Operations whose responsibilities will include but not be limited to:

(i)	Reconciliation of proxies received against securities held and obtaining any missing proxy materials/ballots prior to the voting deadline.

(ii)	Forwarding all applicable proxy materials to those clients who have retained authority to vote proxies.

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(iii)	Voting proxies in accordance with the Compliance Committee’s recommendations and guidelines.

(iv)	Transmitting voted proxies to the appropriate issuers.

(v)	Recording how each proxy was voted for PIA clients.

(vi)	Maintaining appropriate proxy voting records by issuer and for clients.

(vii)	Preparing and providing proxy voting reports to the CCO upon request.

•
If any conflict or potential conflict of interest arises in the execution of PIA’s proxy voting responsibilities, Operations will refer the matter to the Compliance Committee who will review and resolve any such conflict in the best interests of all affected clients.  The Compliance Committee will either instruct Operations to vote the affected proxies in accordance with the Compliance Committee’s specific instructions or provided that the client is not an ERISA client, either request the client to vote their own proxies or abstain from any voting.  In all cases, the Compliance Committee will disclose the conflict to all affected clients and notify them of the specific action taken.

•	The CCO is responsible for ensuring that an accurate summary of PIA’s proxy voting procedures is included in PIA’s client disclosure document and on its website at all times.

PIA will maintain adequate records to document the voting process for all clients.

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P R O S P E C T U S

March 30, 2013

PIA Short-Term Securities Fund
Advisor Class (PIASX)

PIA Moderate Duration Bond Fund
Advisor Class (PIATX)

(Each, a “Fund,” together, the “Funds”)

Each Fund is a series of
Advisors Series Trust (the “Trust”)

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

PIA Short-Term Securities Fund (“Short-Term Fund”)

Investment Objective
The Short-Term Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.38%
Less: Fee Waiver	-0.03%
Net Annual Fund Operating Expenses(1)	0.35%
(1)
Pacific Income Advisers, Inc. (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Short-Term Fund to the extent necessary to limit Net Annual Fund Operating Expenses for the Fund (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) to 0.35% of the Fund’s average daily net assets (the “Expense Cap”).  The Expense Cap will remain in effect through at least March 29, 2014, and may be terminated only by the Trust’s Board of Trustees (the “Board” or the “Trustees”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Short-Term Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$119	$210	$477

Portfolio Turnover
The Short-Term Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Short-Term Fund is a diversified investment company that normally invests at least 80% of its net assets in short-term securities having a duration of less than three years.  Under normal market conditions, the Fund purchases securities rated BBB or better by a nationally recognized rating agency.

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The Short-Term Fund primarily invests in securities issued or guaranteed by the U.S. Government and its agencies, investment grade mortgage-backed securities and investment grade debt securities.

The Short-Term Fund may invest up to 20% of its net assets in debt futures contracts, option contracts, options on securities and options on debt futures.

Duration is a measure of a debt security’s price sensitivity.  Higher duration indicates bonds that are more sensitive to interest rate changes. Bonds with shorter duration have lower risk associated with interest rates. Duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The weighted average duration of the Short-Term Fund portfolio will generally range as follows:

Short End	Long End
6 months	3 years

In selecting investments for the Short-Term Fund, the Adviser primarily will consider credit quality, duration and yield.  The Short-Term Fund’s annual portfolio turnover rate may exceed 100%.

The Adviser may sell a security as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Short-Term Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•
Market Risk.  The prices of the securities in which the Short-Term Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Management Risk. The Short-Term Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Short-Term Fund may not be able to make interest or principal payments.
•
Prepayment Risk.  Issuers of securities held by the Short-Term Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

•
Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

•
Risks Associated with Mortgage-Backed Securities.  These include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

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•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Short-Term Fund at quoted market prices.
•
Derivatives Risk. The Short-Term Fund may invest in derivative securities for both bona fide hedging purposes and for speculative purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Adjustable Rate and Floating Rate Securities Risks. Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
Risks Associated with Inflation and Deflation.  Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time – the opposite of inflation.

Performance
The following performance information provides some indication of the risks of investing in the Short-Term Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Calendar Year Total Returns as of December 31
During the period shown on the bar chart, the Short-Term Fund’s highest total return for a quarter was 1.89% (quarter ended March 31, 2008) and the lowest total return for a quarter was -0.28% (quarter ended June 30, 2004).

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Average Annual Total Returns (for the periods ended December 31, 2012)	1 Year	5 Years	10 Years
PIA Short-Term Securities Fund
Return before taxes	0.40%	1.55%	2.27%
Return after taxes on distributions	0.26%	1.07%	1.41%
Return after taxes on distributions and sale of Fund shares	0.26%	1.04%	1.43%
BofA Merrill Lynch 1-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses or taxes)	0.24%	1.42%	2.19%
Barclays Capital U.S. Government/Corporate 1-Year Duration Index (reflects no deduction for fees, expenses or taxes)	0.58%	1.60%	2.38%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Short-Term Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Adviser:  Pacific Income Advisers, Inc. is the investment adviser of the Short-Term Fund.

Portfolio Managers:  The following individuals serve as the Short-Term Fund’s portfolio managers:

Portfolio Managers	Years of Service with the Fund	Primary Title with the Adviser
Bistra Pashamova, CFA	14	Vice President, Portfolio Manager
Lloyd McAdams, CFA, CEBS	5	Chairman and Chief Investment Officer
Evangelos Karagiannis, Ph.D., CFA	5	Senior Vice President

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (PIA Short-Term Securities Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-251-1970, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular	$1,000	$50
Retirement Accounts	$100	$50
Automatic Investment Plan	$50	$50

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Tax Information
Short-Term Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement such as an IRA or 401(k) plan.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Short-Term Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PIA Moderate Duration Bond Fund (“Moderate Duration Fund”)

Investment Objective
The Moderate Duration Fund’s investment objective is to seek to maximize total return through investing in bonds, while minimizing risk as compared to the market. Total return may include income and appreciation of bond prices resulting from changes in interest rates and/or bond spreads.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Moderate Duration Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Distribution and Service (Rule 12b-1) Fees	0.10%
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(1)	0.80%
Less: Fee Waiver and Expense Reimbursement	-0.29%
Net Annual Fund Operating Expenses(2)	0.51%

(1)
Total Annual Fund Operating Expenses do not correlate to the “Ratio of Expenses to Average Net Assets Before Fee Waivers and Reimbursements” in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Fund and does not include AFFE.

(2)
The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Moderate Duration Fund to the extent necessary to limit Net Annual Fund Operating Expenses for the Fund (excluding AFFE, interest, taxes and extraordinary expenses) to 0.50% of the Fund’s average daily net assets (the “Expense Cap”).  The Expense Cap will remain in effect through at least March 29, 2014, and may be terminated only by the Trust’s Board.  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Moderate Duration Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$52	$226	$416	$963

Portfolio Turnover
The Moderate Duration Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 134% of the average value of its portfolio.

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Principal Investment Strategies of the Fund
The Moderate Duration Fund is a diversified investment company that will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.  Under normal market conditions, the Fund may purchase securities rated less than A, including up to 15% of its net assets in securities rated less than investment grade (i.e., BB, Ba, B or Caa) by a nationally recognized rating agency.

The Moderate Duration Fund primarily invests in securities issued or guaranteed by the U.S. Government and its agencies, investment grade mortgage-backed securities and investment grade debt securities, including convertible bonds.

The Moderate Duration Fund may invest up to 30% of its net assets in debt futures contracts, stock index futures contracts, option contracts, options on securities, options on stock indexes, options on debt futures, credit swaps, interest rate swaps and other derivative securities.

The Moderate Duration Fund may invest up to 20% of its net assets in other investment companies (mutual funds and exchange-traded funds (“ETFs”)), including the PIA BBB Bond Fund and the PIA High Yield Fund.  Investments in other investment companies that invest predominantly in bonds are considered bonds for the 80% test and investments in other investment companies that invest predominantly in securities rated less than investment grade are considered securities rated less than investment grade for the 15% test.

Duration is a measure of a debt security’s price sensitivity.  Higher duration indicates bonds that are more sensitive to interest rate changes. Bonds with shorter duration have lower risk associated with interest rates. Duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The weighted average duration of the Moderate Duration Fund’s portfolio will generally range as follows:

Short End	Long End
2 years	7 years

In selecting investments for the Moderate Duration Fund, the Adviser primarily will consider credit quality, duration and yield.  The Adviser actively trades the Fund’s portfolio. The Fund’s annual portfolio turnover rate generally will exceed 100%.

The Adviser may sell a security as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Moderate Duration Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•
Market Risk.  The prices of the securities in which the Moderate Duration Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Management Risk. The Moderate Duration Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

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•	Credit Risk. The issuers of the bonds and other debt securities held by the Moderate Duration Fund may not be able to make interest or principal payments.
•
Prepayment Risk.  Issuers of securities held by the Moderate Duration Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

•
Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and equity risk.  Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond.  The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

•
ETF and Mutual Fund Risk. When the Moderate Duration Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Risks Associated with Mortgage-Backed Securities.  These include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Moderate Duration Fund at quoted market prices.
•
Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

•
Derivatives Risk. The Moderate Duration Fund may invest in derivative securities for both bona fide hedging purposes and for speculative purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
To Be Announced (“TBA”) Securities Risk.  The Moderate Duration Fund may invest in TBA securities. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risks of TBA transactions are increased credit risk and increased overall investment exposure.

•
Dollar Roll Risk.  Dollar rolls involve the risk that the Moderate Duration Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time.  If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation.  In addition, the Fund earns interest by investing the transaction proceeds during the roll period.  Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Adjustable Rate and Floating Rate Securities Risks. Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

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•
Risks Associated with Inflation and Deflation.  Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time – the opposite of inflation.

•
Risks Associated with High Yield Securities. The Moderate Duration Fund may invest in high yield securities. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”).  High yield securities provide greater income and opportunity for gains than higher-rated securities but entail greater risk of loss of principal.

Performance
The following performance information provides some indication of the risks of investing in the Moderate Duration Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Calendar Year Total Returns as of December 31

During the period shown on the bar chart, the Moderate Duration Fund’s highest total return for a quarter was 6.16% (quarter ended December 31, 2008) and the lowest total return for a quarter was –2.09% (quarter ended June 30, 2004).

Average Annual Total Returns (for the periods ended December 31, 2012)	1 Year	5 Years	10 Years
PIA Moderate Duration Bond Fund
Return before taxes	3.75%	5.24%	4.81%
Return after taxes on distributions	2.79%	4.18%	3.45%
Return after taxes on distributions and sale of Fund shares	2.45%	3.89%	3.34%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%

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The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Moderate Duration Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.

Management
Investment Adviser:  Pacific Income Advisers, Inc. is the investment adviser of the Moderate Duration Fund.

Portfolio Managers:  The following individuals serve as the Moderate Duration Fund’s portfolio managers:

Portfolio Managers	Years of Service with the Fund	Primary Title with the Adviser
Lloyd McAdams, CFA, CEBS	14	Chairman and Chief Investment Officer
Evangelos Karagiannis, Ph.D., CFA	5	Senior Vice President

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (PIA Moderate Duration Bond Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-251-1970, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular	$1,000	$50
Retirement Accounts	$100	$50
Automatic Investment Plan	$50	$50

Tax Information
Moderate Duration Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as an IRA or 401(k) plan.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Moderate Duration Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PORTFOLIO
HOLDINGS INFORMATION

PIA Short-Term Securities Fund and PIA Moderate Duration Bond Fund

The Short-Term Fund will normally invest at least 80% of its net assets in short-term securities having a duration of less than three years.  This non-fundamental policy may only be changed upon 60 days’ prior written notice to shareholders.

The Moderate Duration Fund normally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.  This non-fundamental policy may only be changed upon 60 days’ prior written notice to shareholders.

Both Funds consider a bond to be any debt instrument other than a money market debt instrument.  Please remember that an investment objective is not a guarantee and there is no assurance that the Funds’ investment objectives can be achieved.  An investment in either Fund might not earn income and investors could lose money.

How We Invest Our Assets – First We Target Portfolio Duration

In assembling each Fund’s portfolio, the Adviser first determines a target duration for each Fund.  Duration is a measure of a debt security’s price sensitivity.  Duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The following are examples of the relationship between a bond’s maturity and its duration.  A 5% coupon bond having a ten-year maturity will have a duration of approximately 7.8 years.  Similarly, a 5% coupon bond having a three-year maturity will have a duration of approximately 2.8 years.  The weighted average duration of the Short-Term Fund’s portfolio will generally range from six months to three years and the weighted average duration of the Moderate Duration Fund’s portfolio will generally range from two years to seven years.  The actual duration for each Fund will depend on the Adviser’s outlook on the shape of the yield curve of fixed income securities.

How We Invest our Assets – Next We Allocate Among Asset Classes

PIA Short-Term Securities Fund

The Short-Term Fund primarily invests in three broad asset classes: securities issued or guaranteed by the U.S. Government and its agencies, investment grade mortgage-backed securities and investment grade debt securities.  The Adviser will allocate the Fund’s assets between these broad asset classes depending on the relative investment attractiveness of these classes.  Among the U.S. Government securities that the Fund may purchase are “mortgage-backed securities” of the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”). Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.

PIA Moderate Duration Bond Fund

The Moderate Duration Fund primarily invests in three broad asset classes: securities issued or guaranteed by the U.S. Government and its agencies, investment grade mortgage-backed securities and investment grade debt securities, including convertible bonds.  The Adviser will allocate the Fund’s assets between these broad asset classes depending on the relative investment attractiveness of these classes.  The Fund will not invest in other classes of debt securities unless the Adviser believes that on a risk adjusted basis other asset classes are more attractive.  For example, the Fund may invest a small portion (up to 15%) of its net assets in debt securities rated less than investment grade (i.e., BB, Ba, B or Caa) by a nationally recognized ratings agency.

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In determining the relative investment attractiveness of a broad asset class, the Adviser considers risk as well as yield.  Usually, investing in securities with a high yield involves more risk of loss than investing in securities with a low yield.  The two principal components of risk of a debt security are duration and credit quality.

How We Invest Our Assets – Finally We Select Individual Securities

After having determined the target duration and allocation among asset classes for each Fund, the Adviser looks for the most attractive yields in the various asset classes.  Within each of the broad asset classes, there are numerous sectors.  For a number of reasons, securities of one sector may have higher or lower yields, on a risk-adjusted basis, than securities of another sector.  The Adviser will attempt to take advantage of the yield differentials among sectors.

The Adviser may sell a security as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

Other Investment Companies

The Moderate Duration Fund may invest up to 20% of its net assets in other investment companies (mutual funds and ETFs), including the PIA BBB Bond Fund and the PIA High Yield Fund.  The Adviser is also the investment adviser for the PIA BBB Bond Fund and the PIA High Yield Fund, and any management fees charged by the PIA High Yield Fund will be waived for the Fund.  Investments in other investment companies that invest predominantly in bonds are considered bonds for the 80% test and investments in other investment companies that invest predominantly in securities rated less than investment grade are considered securities rated less than investment grade for the 15% test.

Derivative Securities

The Short-Term Fund may invest up to 20% of its net assets in debt futures contracts, option contracts, options on securities, options on securities indices and options on debt futures .

The Moderate Duration Fund may invest up to 30% of its net assets in debt futures contracts, stock index futures contracts, option contracts, options on securities, options on securities indices, options on debt futures, credit swaps, interest rate swaps and other derivative securities. The Funds may sometimes use derivatives as a substitute for taking a position in bonds and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.  The Fund may also use derivatives to hedge the underlying stock in a convertible bond position.

The reasons for which the Funds will invest in futures, options and other derivatives are:

•	To keep cash on hand to meet shareholder redemption or other needs while simulating full investment in bonds;
•	To reduce each Fund’s transaction costs or for hedging purposes; and
•	To add value when these instruments are favorably priced.

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Certain derivative transactions may be considered to constitute borrowing transactions for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”). The 1940 Act requires that each Fund’s assets exceed 300% of any borrowings by either Fund.  A derivative transaction will not be considered to constitute the issuance of a “senior security” by the Funds, and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds, if the Funds cover the transaction or segregates sufficient liquid assets in accordance with the requirements of the 1940 Act.

Temporary Defensive Investment Strategies

For temporary defensive purposes, the Adviser may invest up to 100% of each Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Funds not achieving their investment objectives.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Portfolio Turnover

The Adviser actively trades each Fund’s portfolio.  It does so to take advantage of the inefficiencies of the markets for debt securities.  Each Fund’s annual portfolio turnover rate may exceed 100% and the Moderate Duration Fund’s portfolio turnover rate generally will exceed 100%.  (Generally speaking, a turnover rate of 100% occurs when a Fund replaces securities valued at 100% of its average portfolio value within a one-year period.) Higher portfolio turnover (100% or more) will result in a Fund incurring more transaction costs such as mark-ups or mark-downs.  Payment of these transaction costs reduces total return.  Higher portfolio turnover could result in the payment by a Fund’s shareholders of increased taxes on realized gains. Distributions to a Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income tax rates for Federal income tax purposes, rather than at lower capital gains tax rates.

Related Risks

There are a number of risks associated with the various securities in which the Funds will at times invest.  These include:

•
Market Risk.  The prices of the securities in which the Funds invest may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.  Because the value of the Funds’ shares will fluctuate, you could lose money.

•
Management Risk. The Funds are subject to management risk because they are actively managed portfolios.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.  Historically, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

•
Credit Risk.  The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.  Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

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•
Prepayment Risk.  Issuers of securities held by a Fund may be able to prepay principal due on securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  Rising interest rates may cause prepayments to occur at a slower than expected rate thereby increasing the duration of the security and making the security more sensitive to interest rate changes.  Prepayment risk is a major risk of mortgage-backed securities.

•
Risks Associated with Mortgage-Backed Securities.  These include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.  Default rates on mortgages underlying many mortgage-backed securities have increased, which has resulted in depressed valuations for these instruments.  Liquidity has also sometimes been impaired.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Funds at quoted market prices.

•
Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains.  This may subject you to a higher tax liability.  Distributions to shareholders of short-term gains are taxed as ordinary income under Federal income tax laws. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Funds’ performance.

•
Derivatives Risk. The Funds may invest in derivative securities for bona fide hedging purposes and for speculative purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  The Funds’ use of derivative instruments involves risks greater than the risks associated with investing directly in the securities in which they primarily invest.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.  Derivatives are also subject to market risk, interest rate risk, credit risk, counterparty risk and liquidity risk.  A Fund could lose more than the principal amount that it invests in derivative securities.  Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.  In addition, the Funds’ use of derivatives may increase the taxes payable by shareholders.

•
Leverage Risk.  Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Adjustable Rate and Floating Rate Securities Risks. Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.  A sudden and extreme increase in prevailing interest rates may cause adjustable and fixed-rate debt securities to decline in value because:

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o	There may be a time lag between the increases in market rates and an increase in the interest paid on the adjustable or floating rate security;

o
There may be limitations on the permitted increases in the interest paid on the adjustable or floating rate security so that the interest paid does not keep pace with increases in market interest rates; or

o
The duration of adjustable rate securities which are mortgage-backed securities may increase because of slowing of prepayments causing investors to consider these securities to be longer term securities.

•
Risks Associated with Inflation and Deflation.  The Funds are subject to inflation and deflation risk.  Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  As inflation increases, the value of the Funds’ portfolio could decline.  Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation.  Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Funds’ portfolio.

PIA Moderate Duration Bond Fund

•
Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risk and conversion value-related equity risk. Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future.  The market value of fixed-income securities tends to decline as interest rates increase.  Convertible bonds are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond.  Convertible issuers may not be able to make principal and interest payments on the bond as they become due.  Convertible bonds may also be subject to prepayment or redemption risk.  If a convertible bond held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption and convert it into the issuing company's common stock or cash at a time that may be unfavorable to the Fund.  Convertible securities have characteristics similar to common stocks especially when their conversion value is greater than the interest and principal value of the bond.  The prices of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.  When a convertible bond's value is more closely tied to its conversion to stock feature, it is sensitive to the underlying stock's price.

•
ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange.  When the Moderate Duration Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

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If the Moderate Duration Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

•
TBA Securities Risk.  The Moderate Duration Fund may invest in TBA securities.  In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms.  The principal risks of TBA transactions are increased credit risk and increased overall investment exposure.

•
Dollar Roll Risk.  The Moderate Duration Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party.  The Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage.  The investor may assume some risk because the characteristics of the MBS delivered to the investor may be less favorable than the MBS the investor delivered to the dealer. Because the dealer is not obligated to return the identical MBS collateral that the investor has delivered, both parties usually transact the dollar roll with generic Fannie Mae, Freddie Mac or Ginnie Mae MBS pools that have the same or less value than the average TBA-eligible security.

•
Risks Associated with High Yield Securities. The Moderate Duration Fund may invest in high yield securities. High yield securities (or “junk bonds”) provide greater income and opportunity for gains than higher-rated securities but entail greater risk of loss of principal.  High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally thinner and less active than the market for higher quality securities.  This may limit the ability of the Moderate Duration Fund to sell high yield securities at the prices at which they are being valued for purposes of calculating net asset value (“NAV”) per share.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”). Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports are available by contacting the Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-800-251-1970 and at the SEC’s website at www.sec.gov.  A complete list of the Funds’ portfolio holdings as of each fiscal quarter-end and each month-end is also available on the Funds’ website at www.piamutualfunds.com within five to ten business days after the end of the period.

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MANAGEMENT OF THE FUNDS

Investment Adviser

Pacific Income Advisers, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California 90401, is the investment adviser to the Funds.  The Adviser has been in business since 1987.  As the investment adviser to the Funds, the Adviser manages the investment portfolios for the Funds, making the decisions as to which securities to buy and which securities to sell.  Each Fund is contractually obligated to pay the Adviser an annual investment management fee equal to the following percentages of average daily net assets:

Short-Term Fund	0.20%
Moderate Duration Fund	0.30%

For the fiscal year ended November 30, 2012, the Adviser received net management fees (after Expense Cap waivers) as a percentage of average daily net assets of 0.16% from the Short-Term Fund and 0.01% from the Moderate Duration Fund .

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement is included in the Funds’ Semi-Annual Report to shareholders dated May 31, 2012.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series, except the PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund and the PIA High Yield (MACS) Fund.

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of each Fund’s portfolio.

PIA Short-Term Securities Fund

Bistra Pashamova, CFA, Vice President, Portfolio Manager
Ms. Pashamova is a portfolio manager of the Short-Term Fund.  Ms. Pashamova has been employed by PIA since September 1997 and has been a portfolio manager of the Short-Term Fund since August 1998.  She is also a member of the Bond Strategy Group, specializing in mortgage-backed and asset-backed securities.  Ms. Pashamova began her career at PIA as an investment analyst.  Ms. Pashamova studied Economics and International Studies at Denison University, earning her Bachelor’s Degree cum laude. She earned a Master’s Degree in Economics from the University of Southern California.

Lloyd McAdams, CFA, CEBS, Chairman and Chief Investment Officer
Mr. McAdams has been a portfolio manager of the Short-Term Fund since March 2008. Mr. McAdams has been the Chairman of the Board and Chief Investment Officer of PIA since its formation. From 1996 to December 2004, Mr. McAdams also served as the Chairman and CEO of the PIA Mutual Funds.  Mr. McAdams is also the Chairman and CEO of Anworth Mortgage Asset Corp., a publicly-traded company which manages a portfolio of mortgage securities for its shareholders. Mr. McAdams is also Chairman of Syndicated Capital, Inc., the former distributor of the Funds. He is a Chartered Financial Analyst, Chartered Investment Counselor and a Certified Employee Benefit Specialist, and he has a B.S. in Statistics from Stanford University and an M.B.A. from the University of Tennessee.

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Evangelos Karagiannis, Ph.D., CFA, Senior Vice President
Mr. Karagiannis has been a portfolio manager of the Short-Term Fund since March 2008 and has been a portfolio manager with PIA since 1995. Having been employed with PIA since January 1992, he has 20 years of investment experience.  Mr. Karagiannis has a B.S. in Physics from the University of Athens, Greece and an M.S. and Ph.D. in Physics from the University of California at Los Angeles where he studied as a Fulbright Scholar and served as a Post Doctoral Fellow.

PIA Moderate Duration Bond Fund

Lloyd McAdams, CFA, CEBS, Chairman and Chief Investment Officer
Mr. McAdams has been a portfolio manager since the inception of the Moderate Duration Fund in September 1998. Please see Mr. McAdams’ biographical information above.

Evangelos Karagiannis, Ph.D., CFA, Senior Vice President
Mr. Karagiannis has served as Portfolio Manager of the Moderate Duration Fund since February 2008.  Please see Mr. Karagiannis’ biographical information above.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Funds.

Fund Expenses
Each Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to waive all or a portion of its management fees and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses) in order to limit net annual Fund operating expenses to 0.35% and 0.50% of average daily net assets for the Short-Term Fund and Moderate Duration Fund, respectively, through at least March 29, 2014.  The term of each Fund’s operating expense limitation agreement is indefinite, and it can only be terminated by the Board.  Any waiver in management fees or payment of Fund expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Cap.  The Adviser may request recoupment for management fee waivers and Fund expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

FUNDS’ SHARE PRICE

The price at which investors purchase and redeem shares of the Funds is called its NAV per share.  The Funds normally calculate their NAV per share as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m., Eastern Time) on each day the NYSE is open for trading.  Shares of the Funds will not be priced and are not available for purchase when the NYSE and/or Federal Reserve are closed, including the following days:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.  The Funds calculate their NAVs based on the market prices or official closing price of the securities (other than money market instruments) they hold.  NAV per share is determined by dividing a Fund’s NAV by its shares outstanding. The Funds value most money market instruments they hold at their amortized cost.  Securities for which current market values are not readily available are valued at fair value, as determined in good faith under procedures set by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced.  The Board will regularly evaluate whether each Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.  The Board has procedures in place to monitor the policies and operations of third party providers of fair value prices.

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Trading in Foreign Securities
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV per share is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, a Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV per share.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV per share in advance of the time the NAV per share is calculated.  The Adviser anticipates that a Fund’s portfolio holdings will be fair valued when market quotations for those holdings are considered unreliable.

Once received in good order, the Funds will process purchase and redemption orders at the NAV per share next determined.  Good order means that your purchase request includes (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your account application, and (4) a check payable to the applicable Fund.

PURCHASING SHARES

How to Purchase Shares from the Funds

Read this Prospectus carefully.
Determine how much you want to invest, keeping in mind the following minimums:

New accounts

IRAs and qualified retirement plans	$100
Automatic Investment Plan	$50
All other accounts	$1,000

Existing accounts

Dividend reinvestment	No Minimum
All accounts	$50

Complete the account application carefully following the instructions.  For additional investments, please use the stub from an account statement or prepare a brief letter stating the registration of your account, the name of the Fund and your account number.  If you have any questions, please call 1-800-251-1970.

Investing directly by mail or by overnight delivery.  If you do not have a broker or your broker is not familiar with the Funds, you may invest directly by mail.  You may obtain an account application by contacting the call center at 1-800-251-1970.  Simply mail the account application with a check (made payable to the applicable Fund) to the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), at the address below.

All checks must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  We are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

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If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Funds as a result.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with a Fund’s objective and otherwise acceptable to the Adviser and the Board.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the account application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-251-1970, if you need additional assistance when completing your account application.

If we do not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received. Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

Shares of the Funds have not been registered for sale outside of the United States.  The Adviser generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to “PIA Short-Term Securities Fund” or “PIA Moderate Duration Bond Fund”) to:

Regular Mail	Overnight Delivery
PIA Short-Term Securities Fund or PIA Moderate Duration Bond Fund	PIA Short-Term Securities Fund or PIA Moderate Duration Bond Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC,  post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

Investing by wire. If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account is established, you may instruct your bank to send the wire payment.  Your bank must include both the name of the Fund you are purchasing and your name and account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

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U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:  PIA Funds [PIA Short-Term Securities Fund or
PIA Moderate Duration Bond Fund]
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, please contact the Transfer Agent at 1-800-251-1970 to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your investment.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, please call the Transfer Agent.  Your bank may charge you a fee for sending a wire to the Funds.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Telephone Purchase

Investors may purchase additional shares of the Funds by calling 1-800-251-1970.  If you have accepted Telephone Options on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have submitted a voided check to have banking information established on your account prior to making a purchase.  Each telephone purchase must be in the amount of $50 or more.  There is a maximum purchase amount of $50,000 per Fund per day through the ACH network.  Your shares will be purchased at the NAV per share calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m., Eastern Time.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Subsequent Investments

You may purchase additional shares of the Funds through your investment broker or dealer.  You can also send a check, with the stub from an account statement, to the Funds at the address noted above under “How to Purchase Shares from the Funds.”  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to send additional money for investment by wire, it is important for you to call the Funds at 1-800-251-1970.

Purchasing Shares from Broker-Dealers, Financial Institutions and Others

Some broker-dealers may sell shares of the Funds.  These broker-dealers may charge investors a fee either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser.

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The Funds may enter into agreements with broker-dealers, financial institutions or other service providers (“Servicing Agents”) that may include the Funds as an investment alternative in the programs they offer or administer. Servicing agents may:

1.
Become shareholders of record of the Funds.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent.  This also means that purchases made through Servicing Agents are not subject to the Funds’ minimum purchase requirement;

2	Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds;

3.
Charge fees to their customers for the services they provide them.  Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers; and/or

4.
Be authorized to accept purchase orders on behalf of the Funds (and designate other Servicing Agents to accept purchase orders on the Funds’ behalf).  This means that a Fund will process the purchase order at the NAV per share which is determined following the Servicing Agent’s (or its designee’s) acceptance of the customer’s order.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent.  When you purchase shares through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis.  If the Servicing Agent does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.

Fund Mailings

Statements and reports that the Funds send to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);

•	Annual and Semi-Annual shareholder reports (every six months); and

•	Quarterly account statements.

Householding

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

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Automatic Investment Plan

The Funds offer an automatic investment plan (“AIP”) allowing shareholders to make purchases on a regular and convenient basis.

•	Automatic purchases of Fund shares can be made for as little as $50 per purchase.

•	You may elect to have your automatic purchase made on any day of the month or quarter. If these dates fall on a weekend or legal holiday, purchases will be made on the following business day.

•	The Funds do not currently charge a fee for an AIP, however, the Funds may charge a $25 fee if the automatic investment cannot be made for any reason.

•	If you redeem an account with an AIP to a zero balance, the AIP will be discontinued.

•	In order to participate in the AIP your bank must be a member of the ACH network.

•	Any change or termination of the AIP should be provided to the Transfer Agent at least five business days prior to the next automatic investment date.

Other Information about Purchasing Shares of the Funds

Please note that your account application will be returned if any information is missing.

The Funds may reject any account application for any reason.  Shares of the Funds are generally available in all states.

The Funds will send investors a written confirmation for all purchases of shares.

The Funds offer the following retirement plans:

• Traditional IRA	• SEP IRA
• Roth IRA	• SIMPLE IRA

Investors can obtain further information about the IRAs by calling the Funds at 1-800-251-1970.  The Funds recommend that investors consult with a financial and tax adviser regarding the IRAs before investing through them.

REDEEMING SHARES
How to Redeem (Sell) Shares

You or your Servicing Agent have the right to redeem all or any portion of your shares of the Funds at their NAV per share on each day the NYSE is open for trading.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.

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Redemptions through Servicing Agents

If you own your shares through a Servicing Agent, you will have to contact your Servicing Agent to redeem your shares.  The NAV per share for a redemption is that next calculated after receipt of the order from the Servicing Agent.  The Servicing Agent is responsible for forwarding any documents required in connection with a redemption, including a signature guarantee, and the Funds may cancel the order if these documents are not received promptly.  Your Servicing Agent may charge you a fee for handling your redemption transaction.

Redemptions for Direct Accounts

If you own your shares directly in your name through the Transfer Agent, you may redeem your shares by simply sending a written request to the Funds.  You should give your account number and state whether you want all or part of your shares redeemed.

The letter should be signed exactly as the shares are registered by all of the shareholders whose names appear on the account registration and sent to:

Regular Mail	Overnight Delivery
PIA Short-Term Securities Fund or PIA Moderate Duration Bond Fund	PIA Short-Term Securities Fund or PIA Moderate Duration Bond Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Signature Guarantees – Financial Transactions

A signature guarantee of each owner is required to redeem shares in the following situations:

•	When ownership is being changed on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 15 days; and/or
•	For all redemptions in excess of $50,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

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Send the letter of instruction to:
PIA Short-Term Securities Fund
PIA Moderate Duration Bond Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

How to Redeem (Sell) Shares by Telephone

Redemptions by telephone. If you have accepted Telephone Options on the account application and your Fund shares are held directly in your name, you may redeem shares up to $50,000 directly on any business day the NYSE is open by calling the Transfer Agent at 1-800-251-1970 before the close of trading on the NYSE.  This is normally 4:00 p.m. Eastern Time.  Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated.  Redemption proceeds may also be sent to your designated bank account via electronic funds transfer through the ACH network.  To utilize the ACH network, you must have bank information on your account.  There is no charge for this service.  Proceeds are normally credited within three business days.  The minimum amount that may be wired is $1,000. Wire charges will be deducted from redemption proceeds for complete redemptions.  In the case of a partial redemption, the $15 fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made for retirement plan accounts.

By using telephone redemption privileges, you authorize the Funds and the Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the account application.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The Funds and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Funds nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Funds may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

You may request telephone redemption privileges after your account is opened; however, the authorization form may require a separate signature guarantee, signature validation or other acceptable form of signature authentication from a financial institution.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Systematic Withdrawal Plan

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”).  If you elect this method of redemption, the applicable Fund will send you a check in a minimum amount of $100.  You may choose to receive a check on any day of the month you designate on the account application.  If the day you designate falls on a weekend or legal holiday, the distribution will take place on the following business day.  You may alternatively choose to receive a check each calendar quarter or annually.  Your Fund account must have a value of at least $10,000 in order to participate in the SWP.  The SWP may be terminated at any time by the Funds.  You may also elect to change or terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the effective date of the next withdrawal by calling 1-800-251-1970 or writing to:

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PIA Short-Term Securities Fund or
PIA Moderate Duration Bond Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Payment of Redemption Proceeds

If you own your shares through a Servicing Agent, the Servicing Agent will credit your account promptly in accordance with the Servicing Agent’s procedures.  If you own your shares directly (in your own name), payments for telephone and written redemptions are normally made on the next business day, but no later than seven days after the receipt of a request that meets the requirements described above.  However, the Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.  If shares were purchased by check and then redeemed shortly after the check is received, the Funds may delay sending the redemption proceeds until they have been notified that the check used to purchase the shares has been collected, a process which may take up to 15 calendar days.  This delay may be avoided by investing by wire.

Other Redemption Considerations

When redeeming shares of the Funds, shareholders should consider the following:

1.	The redemption may result in a taxable gain;

2.
Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes.  If not, these redemptions will be subject to federal income tax withholding;

3.	The Funds may delay the payment of redemption proceeds for up to seven calendar days in all cases; and

4.
If you purchased shares by check, the Funds may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 calendar days from the date of purchase); and

5.
If your account balance falls below $500 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $500 or more.  If you do not, a Fund may close your account and mail the redemption proceeds to you.

The Funds may pay redemption requests “in kind.”  This means that the Funds will pay redemption requests entirely or partially with securities rather than with cash.  Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.  In-kind distributions are generally subject to federal and state income taxes.

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Exchange Privilege

As a shareholder, you have the privilege of exchanging shares between the Funds and any other PIA Fund with the same share class.  However, you should note the following:

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;
•	All exchanges must be in amounts of $50 or more, unless you are opening a new account in a Fund. If you are opening a new account via exchange, the exchange must be for $1,000;
•	Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains depending on the length of time shares are held;
•
Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected; and

•	If you have established telephone exchange privileges on your account, you can make a telephone request to exchange your shares for an additional $3 fee.

Inactive Accounts

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of the Funds’ shares by Fund shareholders.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. The Funds take steps to reduce the frequency and effect of these activities.  These steps include monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise their judgment in implementing these tools to the best of their ability in a manner that is consistent with shareholder interests.

Monitoring Trading Practices
The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because they do not have simultaneous access to the underlying shareholder account information.

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In compliance with Rule 22c-2 of the 1940 Act, Quasar Distributors, LLC, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their market timing policies.

Fair Value Pricing
The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAV per share and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s NAV per share is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when they calculate their NAV per share.  Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

Distribution (Rule 12b-1) Fees

Each of the Funds has adopted a Distribution and Shareholder Servicing Plan under Rule 12b-1 (the “Plan”) under the 1940 Act.  This Plan allows each Fund to use part of its assets (up to 0.10% of each Fund’s average daily net assets) to pay sales, distribution and other fees for the sale of their shares and for services provided to investors.  Because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  With respect to the Short-Term Fund, effective March 31, 2008, the Board has reduced the accrual payable by the Fund to 0.00%.

Other Payments to Third Parties

In addition to paying fees under the Funds’ Distribution and Shareholder Servicing Plan, the Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

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The Adviser, out if its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds.  Such payments and compensation are in addition to service fees paid by the Funds.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

DIVIDENDS AND DISTRIBUTIONS

The Short-Term Fund and the Moderate Duration Fund each distributes substantially all of its net investment income monthly and substantially all of its capital gains annually.  The Funds may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.  You have two distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.

•	All Cash Option – Both dividend and capital gains distributions will be paid in cash.

You may make this election on the account application.  You may change your election by writing to the Transfer Agent or by calling 1-800-251-1970. Your distributions will be taxed in the same manner whether you reinvest them in additional Fund shares or receive your dividends and capital gain distributions in cash.

If you elect to receive dividends and capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the Funds’ current NAV per share, and to reinvest all subsequent distributions.

TAX CONSEQUENCES

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As regulated investment companies, the Funds will not be subject to federal income tax if they distribute their income as required by the tax law and satisfy certain other requirements that are described in the SAI.

The Funds generally intend to operate in a manner such that they will not be liable for Federal income or excise taxes.

You will generally be taxed on a Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  Dividends are taxable to you as ordinary income, capital gains, or, in some cases for non-corporate shareholders, as qualified dividend income, depending on the source of such income to the Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  Qualified dividend income, the amount of which will be reported to you by the Fund, is taxed at a maximum rate of 20%.  An additional federal Medicare contribution tax of 3.8% may apply to non-corporate shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for married joint filers.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in the following January are taxable as if received the prior December.

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If you sell or exchange your Fund shares, it is considered a taxable event for you.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  You are responsible for any tax liabilities generated by your transaction.  The Code limits the deductibility of capital losses in certain circumstances.

Each Fund’s distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal, state and local income tax.  If you purchase Fund shares shortly before a distribution, such distribution will be taxable to you even though the Fund may have earned such income prior to your purchase and, economically, the distribution may be considered a return of capital to you.  In managing the Funds, the Adviser considers the tax effects of its investment decisions to be of secondary importance.  Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.  Additional information concerning taxation of the Funds and their shareholders is contained in the SAI.  Investors should consult their own tax advisers regarding the consequences to them of an investment in the Funds.

By law, a Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

INDEX DESCRIPTIONS

Please note that you cannot invest directly in an index.

BofA Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index, which is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index, which represents securities that are U.S. domestic, taxable and dollar denominated.  The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Barclays Capital U.S. Government/Corporate 1-Year Duration Index is an unmanaged index, which represents the short-term U.S. investment grade Bond market as well as short-term U.S. government agency and Treasury securities.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The information has been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Annual Report, which is available upon request.

PIA Short-Term Securities Fund

	Year Ended November 30,
	2012	2011	2010	2009	2008
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$10.10	$10.11	$10.12	$10.06	$10.02

Income From Investment Operations:
Net investment income	0.04	0.05	0.07	0.18	0.36
Net realized and unrealized gain on investments	0.00 *	(0.00)*	0.00 *	0.06	0.04
Total from investment operations	0.04	0.05	0.07	0.24	0.40

Less Distributions:
Distributions from net investment income	(0.04)	(0.06)	(0.08)	(0.18)	(0.36)
Total distributions	(0.04)	(0.06)	(0.08)	(0.18)	(0.36)

Net asset value, end of year	$10.10	$10.10	$10.11	$10.12	$10.06

Total Return	0.41%	0.47%	0.72%	2.45%	4.05%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$170,344	$171,508	$154,948	$158,124	$65,304
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.35%	0.35%	0.35%	0.35%	0.35%
Before fee waivers and reimbursements	0.38%	0.39%	0.40%	0.39%	0.49%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	0.36%	0.51%	0.67%	1.58%	3.56%
Before fee waivers and reimbursements	0.33%	0.47%	0.62%	1.54%	3.42%
Portfolio turnover rate	53%	11%	59%	52%	47%

* Amount is less than $0.01.

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PIA Moderate Duration Bond Fund

	Year Ended November 30,
	2012	2011	2010	2009	2008
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$20.76	$20.77	$20.19	$18.99	$18.94

Income From Investment Operations:
Net investment income	0.43	0.47	0.39	0.52	0.69
Net realized and unrealized gain on investments,
foreign currency related transactions, forward currency contracts, futures contracts and swap contracts	0.47	0.26	0.59	1.25	0.04
Total from investment operations	0.90	0.73	0.98	1.77	0.73

Less Distributions:
Distributions from net investment income	(0.53)	(0.55)	(0.40)	(0.54)	(0.68)
Distributions from net realized gains on investments	(0.20)	(0.19)	---	---	---
Return of capital distribution	---	---	---	(0.03)	---
Total distributions	(0.73)	(0.74)	(0.40)	(0.57)	(0.68)

Net asset value, end of year	$20.93	$20.76	$20.77	$20.19	$18.99

Total Return	4.45%	3.61%	4.93%	9.43%	3.95%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$46,485	$51,286	$53,546	$44,123	$20,936
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.50%	0.50%	0.50%	0.50%	0.50%
Before fee waivers and reimbursements	0.79%	0.79%	0.82%	0.94%	1.50%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	2.08%	2.29%	1.95%	2.68%	3.80%
Before fee waivers and reimbursements	1.79%	2.00%	1.63%	2.24%	2.80%
Portfolio turnover rate	134%	256%	446%	474%	366%

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Investment Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, California 90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

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PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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PIA Short-Term Securities Fund
PIA Moderate Duration Bond Fund

Each Fund is a series of Advisors Series Trust

FOR MORE INFORMATION

To learn more about the Funds you may want to read the Funds’ Statement of Additional Information (“SAI”) which contains additional information about the Funds.  The Funds have incorporated by reference the SAI into the Prospectus.  This means that you should consider the contents of the SAI to be part of the Prospectus.

Additional information about the Funds’ investments is available, without charge, upon request, in the Funds’ Annual and Semi-Annual Reports to shareholders (collectively, the “Shareholder Reports”).  In the Funds’ Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during their last fiscal year.

The SAI and the Shareholder Reports are all available to shareholders and prospective investors without charge on the Funds’ website at www.piamutualfunds.com.

Prospective investors and shareholders who have questions about the Funds may also call the following number or write to the following address:

PIA Short-Term Securities Fund
PIA Moderate Duration Bond Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53Jer2
1-800-251-1970

The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.  (Please call (202) 551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Funds are also available on the EDGAR Database at the Securities and Exchange Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

(The Trust’s SEC Investment Company Act file number is 811-07959.)

PIA Short-Term Securities Fund
Advisor Class (PIASX)

PIA Moderate Duration Bond Fund
Advisor Class (PIATX)

PROSPECTUS
March 30, 2013

Statement of Additional Information

Dated March 30, 2013

PIA Short-Term Securities Fund
Advisor Class Shares (PIASX)

PIA Moderate Duration Bond Fund
Advisor Class Shares (PIATX)

(each, a “Fund,” together, the “Funds”)

Each Fund is a Series of

ADVISORS SERIES TRUST

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated March 30, 2013 (the “Prospectus”) of Advisors Series Trust (the “Trust”) relating to the Funds.  Pacific Income Advisers, Inc. (the “Adviser”) is the investment adviser to the Funds.

A copy of the Prospectus may be obtained by writing to the Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, by calling toll-free at 1-800-251-1970, or on the Funds’ website at www.piamutualfunds.com.

The financial statements, accompanying notes and report of independent registered public accounting firm of the Funds that are included in the Annual Report to shareholders for the fiscal year ended November 30, 2012, have been incorporated by reference into this SAI.  The Annual Report can be obtained in the same way as the Prospectus. This SAI has been incorporated by reference into the Funds’ Prospectus.

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No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus dated March 30, 2013, and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust or the Funds.

This SAI does not constitute an offer to sell securities.

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FUND HISTORY AND CLASSIFICATION

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the PIA Short-Term Securities Fund (the “Short-Term Fund”) and the PIA Moderate Duration Bond Fund (the “Moderate Duration Fund”).

Registration with the U.S. Securities and Exchange Commission (“SEC”) does not involve supervision of the management or policies of the Funds.  The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The predecessor PIA Short-Term Government Securities Fund and predecessor PIA Total Return Bond Fund (together, the “Predecessor Funds”) commenced operations on April 22, 1994 and September 1, 1998, respectively, as separate series of PIA Mutual Fund, an open-end management investment company. PIA Mutual Fund was organized as a Massachusetts business trust on January 6, 1984. On December 23, 2004, the Predecessor Funds reorganized into the Funds, each a newly formed series of the Trust. Before the reorganization the Funds had no assets or liabilities.  On March 30, 2007, the PIA Short-Term Government Securities Fund and the PIA Total Return Bond Fund changed their names to the PIA Short-Term Securities Fund and the PIA Moderate Duration Bond Fund, respectively.

Diversification

Each Fund is a diversified mutual fund.  Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the mutual fund purchases a security.  This means that, as to 75% of a Fund’s total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) a Fund may not hold more than 10% of the outstanding voting securities of a single issuer.  However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  In that case, the Fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal securities laws.

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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Recent Regulatory Events

Legal, tax and regulatory changes could occur that may adversely affect the Funds and their ability to pursue their investment strategies and/or increase the costs of implementing such strategies.  The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission (“CFTC”), the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to each Fund.  The Funds and the Adviser are therefore not subject to registration or regulation as a pool operator under the CEA.  Effective December 31, 2012, in order to claim the Rule 4.5 exemption, each Fund is significantly limited in its ability to invest in commodity futures, options and swaps (including securities futures, broad-based stock index futures and financial futures contracts).  As a result, in the future each Fund will be more limited in its ability to use these instruments than in the past and these limitations may have a negative impact on the ability of the Adviser to manage the Funds, and on the Funds’ performance .

Recent Economic Events

Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Funds.  In response to the global financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist, including, without limitation, a weak consumer weighed down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU.  These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions. A return to unfavorable economic conditions could impair the Funds’ ability to execute their investment strategies.

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The discussion below supplements information contained in the Funds’ Prospectus as to investment policies of the Funds.

Illiquid Securities – Both Funds

It is an operating policy of each Fund that Funds will not hold illiquid securities in their portfolios of more than 15% of the value of their net assets.  The investments included as illiquid securities are (i) those which cannot freely be sold for legal reasons, although securities eligible to be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, may be considered liquid; (ii) fixed time deposits subject to withdrawal penalties, other than overnight deposits; (iii) repurchase agreements having a maturity of more than seven days; and (iv) securities for which there is no readily available market.  The Funds do not expect to own any investments for which market quotations are not available.  However, illiquid securities do not include obligations which are payable at principal amount plus accrued interest within seven days after purchase.  The Board has delegated to the Adviser the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations.  Although no definite quality criteria are used, the Board has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of the securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors.  Investing in Rule 144A securities could have the effect of decreasing the liquidity of a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Leverage – Both Funds

From time to time each Fund may increase its ownership of securities by borrowing on a secured or unsecured basis at fixed and floating rates of interest and investing the borrowed funds.  It is not anticipated that either of the Funds will use its borrowing power to an extent greater than 25% of the value of its assets.  Borrowings will be made only from banks and only to the extent that the value of the assets of the Fund, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, after giving effect to the proposed borrowing.  If the value of the assets of the Fund so computed should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet such 300% coverage.  Since substantially all of the assets of the Funds fluctuate in value, but borrowing obligations may be fixed, the net asset value (“NAV”) per share of the Funds will correspondingly tend to increase and decrease in value more than otherwise would be the case.

Lending Portfolio Securities – Both Funds

The Funds may, to increase their income, lend their securities on a short- or long-term basis to brokers, dealers and financial institutions if (i) the loan is collateralized in accordance with applicable regulatory guidelines (the “Guidelines”) and (ii) after any loan, the value of the securities loaned does not exceed 25% of the value of their total assets.  Under the present Guidelines (which are subject to change) the loan collateral must be, on each business day, at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or U.S. Government securities.  To be acceptable as collateral, a letter of credit must obligate a bank to pay amounts demanded by the Funds if the demand meets the terms of the letter of credit.  Such terms and the issuing bank would have to be satisfactory to the Funds.  Any loan might be secured by any one or more of the three types of collateral.  The Funds currently expect to invest the collateral received in government money market funds, agency securities, or the highest quality commercial paper.

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The Funds receive amounts equal to the interest or other distributions on loaned securities and also receive one or more of the negotiated loan fees, interest on securities used as collateral or interest on the securities purchased with such collateral, either of which type of interest may be shared with the borrower.  The Funds may also pay reasonable finder’s, custodian and administrative fees but only to persons not affiliated with the Trust.  The Funds will not have the right to vote securities on loan, but the terms of the loan will permit the Funds to terminate the loan and thus reacquire the loaned securities on three days’ notice.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower.  The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.  In addition, the Funds are exposed to the risk of delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower become insolvent.  As well, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Funds will have to cover the loss when repaying the collateral.

Hedging Instruments – Both Funds

The Funds may engage in hedging.  Hedging may be used in an attempt to (i) protect against declines or possible declines in the market values of securities held in a Fund’s portfolio (“short hedging”) or (ii) establish a position in the securities markets as a substitute for the purchase of individual securities (“long hedging”).  A Fund so authorized may engage in short hedging in an attempt to protect that Fund’s value against anticipated downward trends in the securities markets or engage in long hedging as a substitute for the purchase of securities, which may then be purchased in an orderly fashion.  It is expected that when a Fund is engaging in long hedging, it would, in the normal course, purchase securities and terminate the hedging position, but under unusual market conditions such a hedging position may be terminated without the corresponding purchase of securities.  The various hedging instruments which the Funds may use are discussed below.

Options on Securities – Both Funds

An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires.  The buyer of a call obtains, in exchange for a premium that is paid to the seller, or “writer,” of the call, the right to purchase the underlying security. The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium.  Options have standardized terms, including the exercise price and expiration time; listed options are traded on national securities exchanges that provide a secondary market in which holders or writers can close out their positions by offsetting sales and purchases.  The premium paid to a writer is not a down payment; it is a nonrefundable payment from a buyer to a seller for the rights conveyed by the option.  A premium has two components:  the intrinsic value and the time value.  The intrinsic value represents the difference between the current price of the securities and the exercise price at which the securities will be sold pursuant to the terms of the option.  The time value is the sum of money investors are willing to pay for the option in the hope that, at some time before expiration, it will increase in value because of a change in the price of the underlying security.

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One risk of any put or call that is held is that the put or call is a wasting asset.  If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid.  In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out.  Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

Call Options on Securities.  When a Fund writes a call, it receives a premium and agrees to sell the related investments to the purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period.  If the call is exercised, the Fund forgoes any gain from an increase in the market price over the exercise price.

To terminate its obligation on a call which it has written, the Fund which wrote the call may purchase a call in a “closing purchase transaction.”  A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased.  A profit may also be realized if the call lapses unexercised, because the Fund which wrote the call retains the premium received.  All call options written by the Funds must be “covered.”  For a call to be “covered” (i) the Fund must own the underlying security or have an absolute and immediate right to acquire that security without payment of additional cash consideration; (ii) the Fund must maintain cash or liquid securities adequate to purchase the security; or (iii) any combination of (i) or (ii).

When a Fund buys a call, it pays a premium and has the right to buy the related investments from the seller of the call during the call period at a fixed exercise price.  The Fund which bought the call benefits only if the market price of the related investment is above the call price plus the premium paid during the call period and the call is either exercised or sold at a profit.  If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date, and that Fund will lose its premium payment and the right to purchase the related investment.

Put Options on Securities.  When a Fund buys a put, it pays a premium and has the right to sell the related investment to the seller of the put during the put period (usually not more than nine months) at a fixed exercise price.  Buying a protective put permits that Fund to protect itself during the put period against a decline in the value of the related investment below the exercise price by having the right to sell the investment through the exercise of the put.

When the Short-Term Fund or the Moderate Duration Fund writes a put option it receives a premium and has the same obligations to a purchaser of such a put as are indicated above as its rights when it purchases such a put.  A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction. A profit may also be realized if the put lapses unexercised, because the Fund retains the premium received.  All put options written by the Funds must be “covered.”  For a put to be “covered,” the Fund must maintain cash or liquid securities equal to the option price.

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Options on Securities Indices.  Each Fund may purchase and write (sell) covered call and put options on securities indices listed on U.S. securities exchanges or traded on the OTC market.  A securities index option written by a Fund would obligate it, upon exercise of the options, to pay a cash settlement, rather than to deliver or purchase actual securities, to the option holder.  Although a Fund will not ordinarily own all of the securities comprising the indices on which it writes call and put options, such options will usually be written on those indices which correspond most closely to the composition of the Fund’s portfolio.  Each Fund may purchase or sell call and put options in order to terminate its obligations under options it has written.

Futures Contracts – Both Funds

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time (the “settlement date”).  Futures contracts may be based on a specified security (securities futures), a specified debt security or reference rate (interest rate futures), the value of a specified securities index (index futures) or the value of a foreign currency (forward contracts and currency futures).  The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument.  The buyer of a futures contract agrees to purchase the underlying instrument on the settlement date and is said to be “long” the contract.  The seller of a futures contract agrees to sell the underlying instrument on the settlement date and is said to be “short” the contract.  Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction.  Futures contracts call for settlement only on the expiration date and cannot be “exercised” at any other time during their term.

Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date (such as in the case of securities futures and interest rate futures based on a specified debt security) or by payment of a cash settlement amount on the settlement date (such as in the case of futures contracts relating to interest rates, foreign currencies and broad-based securities indexes).  In the case of cash settled futures contracts, the settlement amount is equal to the difference between the reference instrument’s price on the last trading day of the contract and the reference instrument’s price at the time the contract was entered into.  Most futures contracts, particularly futures contracts requiring physical delivery, are not held until the settlement date, but instead are offset before the settlement date through the establishment of an opposite and equal futures position (buying a contract that had been sold, or selling a contract that had been purchased).  All futures transactions (except currency forward contracts) are effected through a clearinghouse associated with the exchange on which the futures are traded.

The buyer and seller of a futures contract are not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date.  However, both the buyer and seller are required to deposit “initial margin” with a futures commodities merchant when the futures contract is entered into.  Initial margin deposits are typically calculated as a percentage of the contract’s market value.  If the value of either party’s position declines, the party will be required to make additional “variation margin” payments to settle the change in value on a daily basis.  The process is known as “marking-to-market.”  Upon the closing of a futures position through the establishment of an offsetting position, a final determination of variation margin will be made and additional cash will be paid by or released to a Fund.

In addition, a Fund may be required to maintain segregated liquid assets in order to cover futures transactions.  A Fund will segregate liquid assets in an amount equal to the difference between the market value of a futures contract entered into by that Fund and the aggregate value of the initial and variation margin payments made by that Fund with respect to such contract.

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Additional Risk of Futures Transactions.  The risks associated with futures contract transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments.  Futures are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.  The use of futures requires an understanding not only of the underlying instrument but also of the futures contract itself.  Futures may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•
The risk of loss in buying and selling futures contracts can be substantial.  Small price movements in the commodity underlying a futures position may result in immediate and substantial loss (or gain) to a Fund.

•
Buying and selling futures contracts may result in losses in excess of the amount invested in the position in the form of initial margin.  In the event of adverse price movements in the underlying commodity, security, index, currency or instrument, a Fund would be required to make daily cash payments to maintain its required margin.  A Fund may be required to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so.  A Fund could lose margin payments deposited with a futures commodities merchant if the futures commodities merchant breaches its agreement with such Fund, becomes insolvent or declares bankruptcy.

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Most exchanges limit the amount of fluctuation permitted in futures contract prices during any single trading day.  Once the daily limit has been reached in a particular futures contract, no trades may be made on that day at prices beyond that limit.  If futures contract prices were to move to the daily limit for several trading days with little or no trading, a Fund could be prevented from prompt liquidation of a futures position and subject to substantial losses.  The daily limit governs only price movements during a single trading day and therefore does not limit a Fund’s potential losses.

Index futures based upon a narrower index of securities may present greater risks than futures based on broad market indexes, as narrower indexes are more susceptible to rapid and extreme fluctuations as a result of changes in value of a small number of securities.

Debt Futures – Both Funds

The Funds may invest in futures contracts on debt securities (“Debt Futures”) or options on Debt Futures.

A futures contract is a commitment to buy or sell a specific product at a currently determined market price, for delivery at a predetermined future date.  The futures contract is uniform as to quantity, quality and delivery time for a specified underlying product.  The commitment is executed in a designated contract market – a futures exchange – that maintains facilities for continuous trading.  The buyer and seller of the futures contract are both required to make a deposit of cash or U.S. Treasury Bills with their brokers equal to a varying specified percentage of the contract amount; the deposit is known as initial margin.  Since ownership of the underlying product is not being transferred, the margin deposit is not a down payment; it is a security deposit to protect against nonperformance of the contract. No credit is being extended, and no interest expense accrues on the non-margined value of the contract.  The contract is marked to market every day, and the profits and losses resulting from the daily change are reflected in the accounts of the buyer and seller of the contract.  A profit in excess of the initial deposit can be withdrawn, but a loss may require an additional payment, known as variation margin, if the loss causes the equity in the account to fall below an established maintenance level.  Each Fund will maintain cash or liquid securities sufficient to cover its obligations under each futures contract that it has entered into.

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To liquidate a futures position before the contract expiration date, a buyer simply sells the contract, and the seller of the contract simply buys the contract, on the futures exchange.  Stock Index Futures are settled at maturity, not by delivery of the stocks making up the index, but by cash settlement.  However, the entire value of the contract does not change hands; only the gains and losses on the contract since the preceding day are credited and debited to the accounts of the buyers and sellers, just as on every other preceding trading day, and the positions are closed out.

One risk in employing Futures to attempt to protect against declines in the value of the securities held by a Fund is the possibility that the prices of Futures will correlate imperfectly with the behavior of the market value of that Fund’s securities.  The ordinary spreads between prices in the cash and futures markets, due to differences in those markets, are subject to distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. The liquidity of the Futures being considered for purchase or sale by a Fund will be a factor in their selection by the Adviser.  Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

It is possible that, where a Fund has sold Futures in a short hedge, the market may advance but the value of the securities held by the Fund may decline.  If this occurred, that Fund would lose money on the Future and also experience a decline in the value of its securities. Where Futures are purchased in a long hedge, it is possible that the market may decline; if the Fund then decides not to invest in securities at that time because of concern as to possible further market decline or for other reasons, that Fund will realize a loss on the Future that is not offset by a reduction in the price of any securities purchased.

Options on Debt Futures – Both Funds

Options on Futures are similar to options on securities, except that the related investment is not a security, but a Future.  Thus, the buyer of a call option obtains the right to purchase a Future at a specified price during the life of the option, and the buyer of a put option obtains the right to sell a Future at a specified price during the life of the option.  The options are traded on an expiration cycle based on the expiration cycle of the underlying Future.  Each Fund may buy options on debt futures and may also write (sell) covered call and put options on debt futures.

The risks of options on Futures are similar to those of options on securities and also include the risks inherent in the underlying Futures.

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Special Risks of Hedging Strategies – Both Funds

Participation in the options or futures markets involves investment risks and transactions costs to which a Fund would not be subject absent the use of these strategies.  In particular, the loss from investing in futures contracts is potentially unlimited.  If the Adviser’s prediction of movements in the securities and interest rate markets is inaccurate, the Fund could be in a worse position than if such strategies were not used.  Risks inherent in the use of options, futures contracts and options on futures contracts include:  (1) dependence on the Adviser’s ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time.

Limitations on Options and Futures – Both Funds

Transactions in options by a Fund will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers.  Thus, the number of options which a Fund may write or hold may be affected by options written or held by other investment advisory clients of the Adviser and its affiliates.  Position limits also apply to Futures. An exchange may order the liquidations of positions found to be in excess of these limits, and it may impose certain sanctions.

Swaps – PIA Moderate Duration Bond Fund

Credit Default Swaps.  The Moderate Duration Fund may enter into credit default swap agreements.  The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by the Moderate Duration Fund.  The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation.  A credit event is typically a default, restructuring or bankruptcy.

The Moderate Duration Fund may be either the buyer or seller in the transaction.  As a seller, the Moderate Duration Fund receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs.  If a credit event occurs, the Moderate Duration Fund typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation.  The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation.  If the Moderate Duration Fund is a buyer and no credit event occurs, the Moderate Duration Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if the Moderate Duration Fund had invested in the reference obligation directly.  Credit default swaps are subject to general market risk, liquidity risk and credit risk.  If the Moderate Duration Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  In addition, the value of the reference obligation received by the Moderate Duration Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Moderate Duration Fund.

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The Moderate Duration Fund may also invest in credit default swap index products and in options on credit default swap index products.  These instruments are designed to track representative segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans.  Such investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps discussed above.  The Moderate Duration Fund reserves the right to invest in similar instruments that may become available in the future.

The Moderate Duration Fund may also use credit default swap indices.  The individual credits underlying these credit default swap indices may be rated above BBB or below BBB.

Temporary Investments – Both Funds

Each Fund may invest in cash and money market securities.  The Funds may do so to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities.  Money market securities include treasury bills, short-term investment-grade fixed income securities, bankers’ acceptances, money market funds, commercial paper, commercial paper master notes and repurchase agreements.

The Funds may invest in commercial paper or commercial paper master notes rated, at the time of purchase, within the two highest rating categories by a nationally recognized securities rating organization (“NRSRO”).

Each Fund may enter into repurchase agreements.  A repurchase agreement transaction occurs when, at the time a Fund purchases a security, that Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future.  Such securities are referred to as the “Resold Securities.”  The Adviser will consider the creditworthiness of any vendor of repurchase agreements.  The resale price will be in excess of the purchase price in that it reflects an agreed upon market interest rate effective for the period of time during which the Fund’s money is invested in the Resold Securities.  The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund’s risk is limited to the ability of the vendor to pay the agreed-upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest.  These risks are minimized when the Fund holds a perfected security interest in the Resold Securities and can therefore resell the instrument promptly.  Repurchase agreements can be considered as loans “collateralized” by the Resold Securities, such agreements being defined as “loans” in the Investment Company Act of 1940, as amended, (the “1940 Act”).  The return on such “collateral” may be more or less than that from the repurchase agreement.  The Resold Securities will be marked to market every business day so that the value of the “collateral” is at least equal to the value of the loan, including the accrued interest earned thereon.  All Resold Securities will be held by the Fund’s custodian or another bank either directly or through a securities depository.

The Funds may invest in shares of other investment companies.  The Funds may invest in money market mutual funds in connection with its management of daily cash positions.  The Funds currently intend to limit their investments in securities issued by other investment companies (except for money market funds) so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Funds, or their affiliated persons, as a whole.  In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

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U.S. Government Securities and Mortgage-Backed Securities – Both Funds

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Funds’ mortgage-related investments.  Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to  increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses.  Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates.  Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy.  Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities, and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities.  It is possible that such limited liquidity in such secondary markets could continue or worsen.

As used in this SAI, the term “U.S. Government securities” means securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

Securities issued or guaranteed by the U.S. Government include a variety of Treasury securities (i.e., securities issued by the U.S. Government) that differ only in their interest rates, maturities and dates of issuance.  Treasury Bills have maturities of one year or less.  Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.  Zero coupon Treasury securities consist of Treasury Notes and Bonds that have been stripped of their unmatured interest coupons.

U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, the Inter-American Development Bank, the Asian Development Bank, the Student Loan Marketing Association and the International Bank for Reconstruction and Development.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  Each Fund investing in U.S. Government securities will invest in securities of such instrumentality only when the Adviser is satisfied that the credit risk with respect to any instrumentality is acceptable.

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Among the U.S. Government securities that each Fund investing in U.S. Government securities may purchase are “mortgage-backed securities” of the Government National Mortgage Association (“Ginnie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”).  These mortgage-backed securities include “pass-through” securities and “participation certificates;” both are similar, representing pools of mortgages that are assembled, with interests sold in the pool; the assembly is made by an “issuer” which assembles the mortgages in the pool and passes through payments of principal and interest for a fee payable to it.  Payments of principal and interest by individual mortgagors are “passed through” to the holders of the interest in the pool.  Thus, the monthly or other regular payments on pass-through securities and participation certificates include payments of principal (including prepayments on mortgages in the pool) rather than only interest payments.  Another type of mortgage-backed security is the “collateralized mortgage obligation” or “CMO,” which is similar to a conventional bond (in that it makes fixed interest payments and has an established maturity date) and is secured by groups of individual mortgages.  Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States, but their yield is not guaranteed.  Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.  It is possible that the availability and the marketability (i.e., liquidity) of these securities discussed in this paragraph could be adversely affected by actions of the U.S. Government to tighten the availability of its credit or to affect adversely the tax effects of owning them.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed to be the Conservator of Freddie Mac and Fannie Mae for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities.  The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets.  These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities.  As a result, if a Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated.  A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value.  Conversely, if a Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity and market value.

Prepayments on a pool of mortgage loans are influenced by a variety of factors, including economic conditions, changes in mortgagors’ housing needs, job transfer, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.  The timing and level of prepayments cannot be predicted.  Generally, however, prepayments on adjustable rate mortgage loans and fixed rate mortgage loans will increase during a period of falling mortgage interest rates and decrease during a period of rising mortgage interest rates.  Accordingly, the amounts of prepayments available for reinvestment by a Fund are likely to be greater during a period of declining mortgage interest rates.  If general interest rates also decline, such prepayments are likely to be reinvested at lower interest rates than the Fund was earning on the mortgage-backed securities that were prepaid.

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Certain mortgage loans underlying the mortgage-backed securities in which the Funds may invest will be adjustable rate mortgage loans (“ARMs”).  ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time.  Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”).  The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

There are two main categories of indexes which provide the basis for rate adjustments on ARMs:  those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates.  Commonly utilized indexes include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one year London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates.  Some indexes, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels.  Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.  The degree of volatility in the market value of a Fund’s portfolio and therefore in the NAV per share of the Fund will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indexes.

Adjustable interest rates can cause payment increases that some mortgagors may find difficult to make.  However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARMs.  Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the Maximum Adjustment).  Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs.  Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month.  In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization, and is repaid through future monthly payments.  It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers.  In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or accelerated amortization) further reduces the principal balance of the ARM.  Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate.  As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments.  These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

The mortgage loans underlying other mortgage-backed securities in which the Funds may invest will be fixed rate mortgage loans.  Generally, fixed rate mortgage loans eligible for inclusion in a mortgage pool will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years.  Fixed rate mortgage loans generally provide for monthly payments of principal and interest in substantially equal installments for the contractual term of the mortgage note in sufficient amounts to fully amortize principal by maturity although certain fixed rate mortgage loans provide for a large final “balloon” payment upon maturity.

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CMOs are issued in multiple classes.  Each class of CMOs, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date.  Principal prepayments on the mortgage loans or other assets (“Mortgage Assets”) underlying the CMOs may cause some or all of the class of CMOs to be retired substantially earlier than their final distribution dates.  Generally interest is paid or accrued on all classes of CMOs on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways.  In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates.  Thus no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, “parallel pay” CMOs.  Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis.  These simultaneous payments are taken into account in calculating the final distribution date of each class.

Each Fund may invest in stripped mortgage-backed U.S. Government securities (“SMBS”).  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets.  A common type of SMBS will have one class receiving all of the interest from the Mortgage Assets, while the other class will receive all of the principal.  However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal.  If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recover its initial investment in these securities.  Certain SMBS may not be readily marketable and will be considered illiquid for purposes of a Fund’s limitation on investments in illiquid securities.  Whether SMBS are liquid or illiquid will be determined in accordance with guidelines established by the Board.  The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates.  The yield on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Mortgage loans are subject to a variety of state and federal regulations designed to protect mortgagors, which may impair the ability of the mortgage lender to enforce its rights under the mortgage documents.  These regulations include legal restraints on foreclosures, homeowner rights of redemption after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on enforcement of mortgage loan “due on sale” clauses and state usury laws.  Even though the Funds will invest in mortgage-backed securities which are U.S. Government securities, these regulations may adversely affect a Fund’s investments by delaying the Fund’s receipt of payments derived from principal or interest on mortgage loans affected by such regulations.

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Municipal Bonds – PIA Moderate Duration Bond Fund

The Moderate Duration Fund, either directly or through its investment in other investment companies, may invest in municipal bonds, the income of which is generally exempt from federal income tax.  Municipal bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal bonds which the Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

The secondary market for municipal bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Fund’s ability to sell particular municipal bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities. Additionally, municipal bonds rated below investment grade (i.e., high yield municipal bonds) may not be as liquid as higher-rated municipal bonds. Reduced liquidity in the secondary market may have an adverse impact on the market price of a municipal bond and on a Fund’s ability to sell a municipal bond in response to changes or anticipated changes in economic conditions or to meet the Fund’s cash needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio.

Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s municipal bonds in the same manner.

High Yield and Other Securities – PIA Moderate Duration Fund

The Moderate Duration Fund may invest in debt securities, including bonds and debentures (which are long-term) and notes (which may be short- or long-term).  These debt securities may be rated investment grade by Standard & Poor’s Corporation (“Standard & Poor’s”) or Moody’s Investors Service, Inc. (“Moody’s”).  Securities rated BBB by Standard & Poor’s or Baa by Moody’s, although investment grade, exhibit speculative characteristics and are more sensitive than higher rated securities to changes in economic conditions.  The Moderate Duration Fund may invest in securities that are rated below investment grade.  Investments in high yield securities (i.e., less than investment grade), while providing greater income and opportunity for gain than investments in higher-rated securities, entail relatively greater risk of loss of income or principal.  Lower-grade obligations are commonly referred to as “junk bonds.”  Market prices of high-yield, lower-grade obligations may fluctuate more than market prices of higher-rated securities.  Lower grade, fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated obligations which, assuming no change in their fundamental quality, react primarily to fluctuations in the general level of interest rates.

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The Moderate Duration Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Moderate Duration Fund may purchase.  Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the securities comparative credit rating.

The Moderate Duration Fund may invest in structured notes and indexed securities whose value depends upon, or is derived from the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes.

Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. Structured or indexed securities may be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent the Fund invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.

The Moderate Duration Fund may also invest in convertible securities or preferred stocks.  Convertible securities are bonds or preferred stocks that may be converted (exchanged) into common stock of the issuing company within a certain period of time, for a specified number of shares.

The high yield market at times is subject to substantial volatility.  An economic downturn or increase in interest rates may have a more significant effect on high yield securities and their markets, as well as on the ability of securities’ issuers to repay principal and interest.  Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders.  During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.

The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a high yield security owned by the Moderate Duration Fund defaults, the Fund may incur additional expenses in seeking recovery.  Periods of economic uncertainty and changes can be expected to result in increased volatility of the market prices of high yield securities and a Fund’s NAV per share.  Yields on high yield securities will fluctuate over time.  Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and therefore tend to be more volatile than the market prices of securities which pay interest periodically and in cash.

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Certain securities held by a Fund including high yield securities, may contain redemption or call provisions.  If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investor.  Conversely, a high yield security’s value will decrease in a rising interest rate market, as will the Fund’s net assets.

The secondary market for high yield securities may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for the Moderate Duration Fund to value accurately high yield securities or dispose of them.  To the extent the Moderate Duration Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties, and judgment will play a greater role in valuation because there is less reliable and objective data available.

Special tax considerations are associated with investing in high yield bonds structured as zero coupon or pay-in-kind securities.  The Moderate Duration Fund will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.  Further, each Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax law.  Accordingly, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities.  Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser monitors the issuers of high yield securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities’ liquidity so the Funds can meet redemption requests.  To the extent that the Moderate Duration Fund invests in high yield securities, the achievement of its investment objective may be more dependent on the Adviser’s credit analysis than would be the case for higher quality bonds.  Each Fund may retain a portfolio security whose rating has been changed.

To Be Announced (TBA) Market – PIA Moderate Duration Bond Fund

The Moderate Duration Fund may purchase MBS in the TBA Market. Most Fannie Mae, Freddie Mac and Ginnie Mae MBS are eligible to be sold in the TBA market. The TBA market allows mortgage lenders to sell the loans they intend to fund before the loans are closed. A TBA trade represents a contract for purchase or sale of MBS to be delivered at a future agreed-upon date. In the TBA market, Fannie Mae, Freddie Mac and Ginnie Mae MBS are traded on a forward or delayed delivery basis with settlement up to 180 days later. The Moderate Duration Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its shares.

The parties to TBA contracts will agree on the type of MBS, the type of mortgage, coupon or interest rate, the total dollar amount of the MBS, price and settlement date. The purchaser will contract to acquire a specified dollar amount of MBS, which may be satisfied when the seller delivers one or more MBS pools at settlement. Forty-eight hours before settlement, the seller specifies or allocates the identity and number of mortgage pools by the specific pool numbers and CUSIPs to be delivered to satisfy the TBA trade. When a seller in the TBA market sells an MBS before the underlying mortgage is closed, the purchaser bears the risk that commitments for the mortgage loans will not close. The TBA market reduces this risk by pooling MBS together according to similar characteristics that are based on guidelines established by the TBA Market. The seller is able to deliver any mortgage pool that satisfies the TBA trade and meets the TBA market’s delivery requirements. The purchaser assumes the risk that the characteristics of the mortgage-backed security delivered to the purchaser may be less favorable.

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TBA-eligible MBS may be traded through generic, stipulated or specified trades. Generic TBA trades are trades that meet the delivery requirement of the TBA market. The Fund trades on a generic basis through the TBA market process. Stipulated TBA trades are trades that meet the TBA delivery requirements which have characteristics that have been requested by the investor. The most common stipulated terms are number of pools that can be delivered, the principal dollar amount variance, maturity year, weighted average loan age of the mortgage loans in the pool, and geographic location of the underlying properties. In generic and stipulated TBA trades, there is no specific security identified at the time the parties enter into the trade. Investors that wish to purchase a particular mortgage pool will engage in a specified trade. The purchaser identifies the actual pool they wish to purchase by pool and CUSIP number.

Dollar Rolls
TBA market participants trade TBA pools using “dollar rolls” as their financing vehicles. Dollar rolls are a form of collateralized short-term financing where the collateral consists of mortgage securities and performs a function analogous to a reverse repurchase agreement. Unlike a reverse repurchase agreement, which requires redelivery of exactly the same securities, a dollar roll is a simultaneous purchase and sale of substantially similar TBA securities for different settlement dates. The dealer (purchaser), who is said to “roll in” the securities received, is not required to deliver the identical securities, only securities that meet the TBA market’s good delivery guidelines (which establishes standard notification and settlement dates for TBA securities).  The investor may assume some risk because the characteristics of the MBS delivered to the investor may be less favorable than the MBS the investor delivered to the dealer. Because the dealer is not obligated to return the identical MBS collateral that the investor has delivered, both parties usually transact the dollar roll with generic Fannie Mae, Freddie Mac or Ginnie Mae MBS pools that have the same or less value than the average TBA-eligible security.

A dollar roll transaction transfers prepayment risk to the dealer. Dollar rolls offer the dealer a convenient way to obtain promised mortgage securities, avoiding much of the cost of failing to make timely delivery. The dealer is willing to pay up to the cost of failure to deliver for the short-term opportunity to borrow or purchase securities required to meet a delivery commitment. For this reason most dollar rolls are transacted close to the monthly settlement date for MBS.

When Issued and Delayed-Delivery Securities – Both Funds

To ensure the availability of suitable securities for their portfolios, each Fund may purchase when-issued or delayed delivery securities.  When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.  When-issued securities represent securities that have been authorized but not yet issued.  Each Fund may also purchase securities on a forward commitment or delayed delivery basis.  In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.  The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.  Although the Funds would generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, they may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

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Each Fund may enter into mortgage “dollar rolls” in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.  During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities.  The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.  The Funds will only enter into covered rolls.  Covered rolls are not treated as a borrowing or other senior security.

Foreign Securities – PIA Short-Term Securities Fund

The Short-Term Fund may invest in securities of non-U.S. issuers (“foreign securities”) denominated in U.S. dollars and issued in the U.S.  There are risks in investing in foreign securities.  Foreign economies may differ from the U.S. economy; individual foreign companies may differ from domestic companies in the same industry; foreign currencies may be stronger or weaker than the U.S. dollar.

Non-U.S. companies are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Foreign securities are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  The costs associated with securities transactions are generally higher than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Foreign Securities – PIA Moderate Duration Bond Fund

The Moderate Duration Fund may also invest in foreign securities.  There are risks in investing in foreign securities.  Foreign economies may differ from the U.S. economy; individual foreign companies may differ from domestic companies in the same industry; foreign currencies may be stronger or weaker than the U.S. dollar.

An investment may be affected by changes in currency rates and in exchange control regulations, and the Moderate Duration Fund may incur transaction costs in exchanging currencies.  For example, at times when the assets of the Fund are invested in securities denominated in foreign currencies, investors can expect that the value of such investments will tend to increase when the value of the U.S. dollar is decreasing against such currencies.  Conversely, a tendency toward a decline in the value of such investments can be expected when the value of the U.S. dollar is increasing against such currencies.

Non-U.S. companies are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Foreign securities are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  The costs associated with securities transactions are generally higher than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

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Some foreign securities owned by the Moderate Duration Fund may be held by foreign subcustodians that satisfy certain eligibility requirements.  However, foreign subcustodian arrangements are significantly more expensive than domestic custody.  In addition, foreign settlement of securities transactions is subject to local law and custom that is not, generally, as well established or as reliable as U.S. regulation and custom applicable to settlements of securities transactions and, accordingly, there is generally perceived to be a greater risk of loss in connection with securities transactions in many foreign countries.

The Moderate Duration Fund may invest in securities of companies in countries with emerging economies or securities markets (“Emerging Markets”).  Investment in Emerging Markets involves risks in addition to those generally associated with investments in foreign securities.  Political and economic structures in many Emerging Markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries.  As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, may be heightened.  In addition, unanticipated political or social developments may affect the values of the investments of the Moderate Duration Fund and the availability to the Moderate Duration Fund of additional investments in such Emerging Markets.  The small size and inexperience of the securities markets in certain Emerging Markets and the limited volume of trading in securities in those markets may make the Moderate Duration Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).

To manage the currency risk accompanying investments in foreign securities and to facilitate the purchase and sale of foreign securities, the Moderate Duration Fund may engage in foreign currency transactions on a spot (cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (“forward foreign currency” and “forward cross-currency” contracts or “forward” contracts) and may purchase and sell foreign currency futures contracts and cross-currency futures contracts to seek to hedge against changes in foreign currency exchange rates.

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

When the Moderate Duration Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security (transaction hedging).  By entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars equal to the amount of foreign currency involved in the underlying security transaction, the Moderate Duration Fund can protect itself against a possible loss, resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which the payment is made or received.

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When the Adviser believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell a fixed amount of the foreign currency approximating the value of some or all of the portfolio securities of the Moderate Duration Fund denominated in such foreign currency (position hedging).  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.  The Moderate Duration Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Moderate Duration Fund to deliver an amount of foreign currency in excess of the value of the Moderate Duration Fund’s securities or other assets denominated in that currency.  Under normal circumstances, the Adviser considers the long-term prospects for a particular currency and incorporates the prospect into its overall long-term diversification strategies.  The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Moderate Duration Fund will be served.

At the maturity of a forward contract, the Moderate Duration Fund may either sell the portfolio securities and make delivery of the foreign currency, or it may retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of foreign currency.

If the Moderate Duration Fund retains the portfolio securities and engages in an offsetting transaction, the Moderate Duration Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices.  If the Moderate Duration Fund engages in an offsetting transaction, it may subsequently enter into a forward contract to sell the foreign currency.  Should forward prices decline during the period when the Moderate Duration Fund entered into the forward contract for the sale of a foreign currency and the date it entered into an offsetting contract for the purchase of the foreign currency, the Moderate Duration Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Moderate Duration Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Shareholders should note that: (1) foreign currency hedge transactions do not protect against or eliminate fluctuations in the prices of particular portfolio securities (i.e., if the price of such securities declines due to an issuer’s deteriorating credit situation); and (2) it is impossible to forecast with precision the market value of securities at the expiration of a forward contract.  Accordingly, the Moderate Duration Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the Moderate Duration Fund’s securities is less than the amount of the foreign currency upon expiration of the contract.  Conversely, the Moderate Duration Fund may have to sell some of its foreign currency received upon the sale of a portfolio security if the market value of the Moderate Duration Fund’s securities exceeds the amount of foreign currency the Moderate Duration Fund is obligated to deliver.  The Moderate Duration Fund’s dealings in forward foreign currency exchange contracts will be limited to the transactions described above.

Although the Moderate Duration Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  The Moderate Duration Fund will do so from time to time and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to the Moderate Duration Fund at one rate, while offering a lesser rate of exchange should the Moderate Duration Fund desire to resell that currency to the dealer.

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The Moderate Duration Fund may own a bond denominated in U.S. dollars or a foreign currency and purchase a currency futures contract to increase its exposure to different foreign currencies.  It may also sell a currency futures contract on the U.S. dollar to increase its exposure to various foreign currencies.  The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed above.  Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date.  Most currency futures contracts call for payment or delivery in U.S. dollars.  The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract.  The purchaser of a currency call obtains the right to purchase the underlying currency and the purchaser of a currency put obtains the right to sell the underlying currency.

Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Moderate Duration Fund’s investments.  A currency hedge, for example, should protect a Yen-dominated security from a decline in the Yen, but will not protect the Moderate Duration Fund against a price decline resulting from deterioration in the issuer’s creditworthiness.  Because the value of the Moderate Duration Fund’s foreign-denominated investments change in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value for the Moderate Duration Fund’s investments exactly over time.

Investment Companies

The Moderate Duration Fund may invest up to 20% of its net assets, and the Short-Term Fund may invest up to 5% of its net assets, in shares of other registered investment companies (open or closed-end), including ETFs, money market mutual funds, other PIA Funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the 1940 Act.  This may include investments in money market mutual funds in connection with a Fund’s management of daily cash positions.

Each Fund’s strategy of indirect investment through other investment companies is non-fundamental and may therefore be changed, without shareholder approval, to a strategy of direct investment as a means to achieve its investment objectives.  As a shareholder of other investment companies, a Fund bears, along with other shareholders, its pro rata portion of the other investment company’s expenses, including management fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.  These expenses are in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

ETFs are open-end investment companies with shares that are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of management fees and other expenses since the Fund will be investing in another investment company.  In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which a Fund will invest will be listed on a national securities exchange and the Fund will purchase and sell these shares on the secondary market at its current market price, which may be more or less than its NAV per share.

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As a purchaser of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their net NAV per share, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETF only in large blocks (typically, 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem their shares directly from the ETF.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) a Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on a Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Portfolio Turnover

The portfolio turnover of the Funds may vary significantly from year to year.  The Short-Term Fund’s annual portfolio turnover rate may exceed 100%.  The Moderate Duration Fund’s annual portfolio turnover rate generally will exceed 100%.  High portfolio turnover (100% or more) would result in the Funds incurring more transaction costs such as mark-ups or mark-downs. Payment of these transaction costs could reduce the Funds’ total return. High portfolio turnover could also result in the payment by the Funds’ shareholders of increased taxes on realized gains. The Funds’ portfolio turnover rates for the fiscal years ended November 30,  2011 and 2012 were as follows:

Portfolio Turnover Rate

	2012	2011
Short-Term Fund	53%	11%
Moderate Duration Fund*	134%	256%

* The Moderate Duration Fund’s portfolio turnover rate decreased during the fiscal year ended November 30, 2012 as a result of a reduced focus on short and intermediate tactical strategies due to the investment environment.

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Investment Restrictions

Each Fund with respect to 75% of its total assets may not purchase any security, other than U.S. Government securities, if as a result (a) more than 5% of such Fund’s total assets (taken at current value) would then be invested in securities of a single issuer or (b) it would hold more than 10% of the outstanding voting securities of any one issuer.

The Trust has adopted the following restrictions applicable to the Funds as fundamental policies, which may not be changed without the approval of the holders of a “majority,” as defined in the 1940 Act, of the shares of the Fund as to which the policy change is being sought.  Under the 1940 Act, approval of the holders of a “majority” of a Fund’s outstanding voting securities means the affirmative vote of the holders of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of its outstanding shares are represented or (ii) more than 50% of its outstanding shares.

Each Fund may not:

1.
Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.
Borrow (for temporary or emergency purposes and not for the purpose of leveraging its investments) in an amount exceeding 33 1/3% of the value of its total assets, and, in the event that market conditions or other factors result in the Fund’s borrowed amounts exceeding 33 1/3% of its total assets (including amounts borrowed), the Fund will reduce the amount of its borrowing to an extent and in such a manner required by the 1940 Act.

3.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

4.
Invest 25% or more of the value of its net assets in the securities of companies engaged in any one industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies).

5.
Issue senior securities, such as shares having priority over other shares as to the payment of dividends, or as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, currency contract or repurchase transactions.

6.
Purchase or sell real estate; however, a Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

7.	Act as an underwriter except to the extent a Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

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Each Fund observes the following policies, which are deemed non-fundamental and which may be changed without shareholder vote.  Each Fund may not:

1.
Hold, in the aggregate, more than 15% of its net assets in securities that are illiquid.  Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a Fund’s books.

2.	Purchase more than 3% of any other investment company’s voting securities or make any other investment in other investment companies except as permitted by the 1940 Act.

3.
Make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent (each as defined below).  The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their ages, positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below.

Independent Trustees(1)

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years
Donald E. O’Connor (age 76) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Trustee, The Forward Funds (35 portfolios).

George J. Rebhan (age 78) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.
George T. Wofford (age 73) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

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Interested Trustee

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years
Joe D. Redwine(3) (age 65) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Officers

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 65) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).

Douglas G. Hess (age 45) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).

Cheryl L. King (age 51) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).

Michael L. Ceccato (age 55) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present); General Counsel/Controller, Steinhafels, Inc. (September 1995 to February 2008).

Jeanine M. Bajczyk, Esq. (age 47) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Senior Vice President and
Counsel, U.S. Bancorp Fund
Services, LLC (May 2006 to
present); Senior Counsel, Wells
Fargo Funds Management, LLC
(May 2005 to May 2006);
Senior Counsel, Strong
Financial Corporation (January
2002 to April 2005).

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(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of February 28, 2013, the Trust is comprised of 38 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds and the PIA BBB Bond Fund, the PIA MBS Bond, the PIA High Yield Fund and the PIA High Yield (MACS) Fund and not to any other series of the Trust.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Compensation

Effective January 1, 2013, the Independent Trustees each receive an annual trustee fee of $62,500 allocated among each of the various portfolios comprising the Trust, and an additional $500 per telephonic board meeting, paid by the Trust or applicable portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

	Aggregate Compensation from the Short- Term Fund(1)	Aggregate Compensation from the Moderate Duration Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
Name of Independent Trustee
Sallie P. Diederich(3)	$1,693	$1,367	None	None	$8,115
Donald E. O’Connor	$1,694	$1,367	None	None	$8,115
George J. Rebhan	$1,693	$1,367	None	None	$8,115
George T. Wofford	$1,693	$1,366	None	None	$8,115
Name of Interested Trustee
Joe D. Redwine	None	None	None	None	None
(1)	For the Funds’ fiscal year ended November 30, 2012.
(2)
There are currently numerous series comprising the Trust.  The term “Fund Complex” refers only to the Funds and the PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund and the PIA High Yield (MACS) Fund and not to any other series of the Trust.  For the Funds’ fiscal year ended November 30, 2012, Independent Trustees’ fees for the Trust were $217,000.

(3)	Mr. Diederich resigned from the Trust effective November 27, 2012.

Additional Information Concerning Our Board of Trustees

The Role of the Board

The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s Advisers, Distributor, Administrator, Custodian, and Transfer Agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Advisers, Distributor, Administrator, Custodian and Transfer Agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings”, to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

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Board Leadership Structure

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established four standing committees, an Audit Committee, a Nominating Committee, a Qualified Legal Compliance Committee (the “QLCC”) and a Valuation Committee, which are discussed in greater detail under “Board Committees”, below.  Currently, seventy-five percent (75%) of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s Distributor and principal underwriter.  He is also the President and CEO of the Administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee, who acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  The Board has also determined that the appointment of a lead Independent Trustee, the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the CCO to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

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Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Donald E. O’Connor.  Mr. O’Connor has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of The Forward Funds, Inc. and his prior position as Chief of the Branch of Market Surveillance at the U.S. Securities and Exchange Commission.  Mr. O’Connor also has substantial experience in mutual fund operations through senior positions at industry trade associations, including Vice President of Operations for the Investment Company Institute covering accounting, transfer agent and custodian industry functions and Chief Operating Officer of ICI Mutual, a captive insurance company focused exclusively on the insurance needs of mutual funds, their directors, officers, and advisers.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment adviser.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

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Board Committees

The Trust has established the following four standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, the Nominating Committee and the Valuation Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks.  Each Fund is designed for investors that are prepared to accept investment risk including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. The Board has determined that it does not have an “audit committee financial expert” serving on its Audit Committee.  At this time, the Trust believes that the business experience and financial literacy provided by each member of the Audit Committee collectively offers the Trust adequate oversight given its level of financial complexity.  During the fiscal year ended November 30, 2012, the Audit Committee met once with respect to the Funds.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as needed.  During the fiscal year ended November 30, 2012, the QLCC did not meet with respect to the Funds.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is comprised of Messrs. O’Connor, Rebhan and Wofford.  During the fiscal year ended November 30, 2012, the Nominating Committee did not meet with respect to the Funds .

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Amended and Restated By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Trustees and representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. During the fiscal year ended November 30, 2012, the Valuation Committee did not meet with respect to the Funds.

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Trustee Ownership of Fund Shares and Other Interests

As of December 31, 2012, no Trustee beneficially owned shares of the Funds.

As of December 31, 2012, neither the Independent Trustees nor members of their immediate families, owned securities beneficially or of record in the Adviser, the Distributor or an affiliate of the Adviser or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate families, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a Fund.

As of February 28, 2013, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

PIA Short-Term Securities Fund

Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC, FEBO US Bank N.A. 1555 N. Rivercenter Drive Suite 302 Milwaukee, WI 53212-3958	9.58%	Record

Michael Cox Tr FBO Multi Union Security Trust Fund c/o Pac Fed Benefit Administrators 1000 North Central Avenue, Suite 400 Glendale, CA 91202-3627	6.83%	Beneficial

PIA Moderate Duration Bond Fund

None.

Management Ownership Information. As of February 28, 2013, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of either Fund.

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Investment Adviser

Pacific Income Advisers, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California, 90401, is the investment adviser to the Short-Term Fund and the Moderate Duration Fund.  Joseph Lloyd McAdams, Jr. and Heather U. Baines collectively control the Adviser due to their ownership of a majority of the outstanding stock of the Adviser.  Mr. McAdams is a portfolio manager of both Funds.  Prior to December 31, 1996, Monitrend Investment Management, Inc. was investment adviser to the Predecessor Short-term Government Fund. Subject to such policies as the Board may determine, the Adviser is ultimately responsible for investment decisions for the Funds.  Pursuant to the terms of the Advisory Agreement, the Adviser provides each Fund with such investment advice and supervision as it deems necessary for the proper supervision of each Fund’s investments.

The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the relevant Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days written notice when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

Under the Advisory Agreements applicable to the Funds, the Adviser is paid a management fee computed daily and payable monthly, at an annual rate expressed as a percentage of the applicable Fund’s average daily net assets.  The applicable fee rates are as follows:

Fund	Management Fee Rate	Average Daily Net Assets
Short-Term Fund	0.20%	All asset levels
Moderate Duration Fund	0.30%	All asset levels

In addition to the fees payable to the Adviser, the Funds are responsible for their own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of each Fund including all fees and expenses of its custodian and accounting services agent; fund administration fees and related expenses; chief compliance officer fees; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act, including pricing services; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Board that are properly payable by the Funds; compensation and fees and expenses of members of the Board who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Funds which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Funds); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of their operation plus any extraordinary and non-recurring expenses.  General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Board deems equitable.

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Though each Fund is responsible for its own operating expenses, the Adviser has contractually agreed to waive a portion or all of the management fees payable to it by a Fund and to pay Fund operating expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses table of the Prospectus.  Any such waivers made by the Adviser in its management fees or payment of expenses which are a Fund’s obligation are subject to recoupment by the Adviser from the Fund, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser may not recoup voluntary management fee waivers and voluntary expense payments in future periods.  The Adviser is permitted to recoup only for management fee waivers and expense payments made since a contractual expense limitation went into effect on March 30, 2011.  After March 29, 2014, the Adviser is permitted to recoup only management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to each Fund’s payment of current ordinary operating expenses.

The Adviser has contractually agreed to waive a portion or all of its management fee and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) through at least March 29, 2014, to the extent necessary to permit the Funds to maintain the expense limitations set forth below.  Expense payment obligations are calculated daily and paid monthly, at an annual rate expressed as a percentage of the applicable Fund’s average daily net assets.  The applicable expense limitations are as follows:

Fund	Expense Limitation
Short-Term Fund	0.35%
Moderate Duration Fund	0.50%

Voluntary expense limitations were in effect prior to March 30, 2011.  For the periods indicated, the Funds paid the following management fees to the Adviser and the Adviser made the voluntary expense payments as shown:

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Fund	Fiscal Year Ended November 30,	Management Fees Accrued by Adviser	Management Fees Voluntarily Waived Prior to March 30, 2011	Management Fees Waived March 30, 2011 and After	Net Management Fees Paid to Adviser	Expense Payments Made Voluntarily by Adviser Prior to March 30, 2011	Expense Payments Made by Adviser March 30, 2011 and After
Short-Term Fund	2012	$339,962	N/A	$60,843	$279,119	N/A	$0
	2011	$305,778	$19,720	$45,518	$240,540	$0	$0
	2010	$317,777	$79,048	N/A	$238,729	$0	N/A

Moderate Duration Fund	2012	$146,313	N/A	$142,747	$3,566	N/A	$107
	2011	$155,753	$49,559	$99,631	$6,563	$0	$0
	2010	$149,889	$149,889	N/A	$0	$7,464	N/A

Portfolio Managers

Mr. Evangelos Karagiannis, Mr. Lloyd McAdams and Ms. Bistra Pashamova serve as the portfolio managers for the Funds.  The portfolio managers are responsible for the day-to-day management of each Fund’s portfolio.  The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of November 30, 2012.

Evangelos Karagiannis – Both Funds
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investments	0	$0.00	0	$0.00
Other Accounts	104	$1.2 billion	0	$0.00

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Lloyd McAdams – Both Funds
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investments	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

Bistra Pashamova – PIA Short-Term Securities Fund
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investments	1	$9.2 billion	0	$0.00
Other Accounts	0	$0.00	0	$0.00

Material Conflict of Interest.  No material strategy conflicts currently exist.  When the same securities being bought or sold on the same day by the portfolio managers, the portfolio managers allocate the transactions on a pro rata basis as long as it is in the best interests of the clients.  Where conflicts of interest arise between the Short-Term Fund and other accounts managed by the portfolio managers, the portfolio managers will proceed in a manner that the Short-Term Fund will not be treated materially less favorably.  There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by each portfolio management team.  In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Compensation.  The portfolio managers’ total compensation includes a base salary, bonus, employee benefits and 401(k) plan with matching contributions.  The year-end bonus represents a subjective calculation of an individual’s contribution to the portfolio management group’s success.  The portfolio manager’s bonus is not based on the value of assets in the Funds’ portfolios.

Securities Owned in the Funds by Portfolio Managers.  As of November 30, 2012, the portfolio managers owned the following securities in the Funds:

Name of Portfolio Manager	Dollar Range of Securities in the Fund Managed (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, or Over $1,000,000)
	Short-Term Fund	Moderate Duration Fund
Mr. Evangelos Karagiannis	None	None
Mr. Lloyd McAdams	Over $1,000,000	$100,001 $500,000
Bistra Pashamova	None	None

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SERVICE PROVIDERS

Administrator

Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Funds.  USBFS provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Funds shares. Additionally, the Administrator provides CCO services to the Trust under a separate agreement.  The cost for the CCO services is allocated to the Funds by the Board.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Funds or by the Administrator on 60 days’ written notice (as defined in the 1940 Act).  The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misconduct, bad faith or negligence in the performance of its or their duties under the Administration Agreement.

During the fiscal years shown below, the Funds paid USBFS the following amounts for administration services:

	Fiscal Years Ended November 30,
	2012	2011	2010
Short-Term Fund	$51,100	$44,484	$53,398
Moderate Duration Fund	$37,176	$35,287	$38,386

Distributor

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, an affiliate of the Administrator, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  The offering of the Funds’ shares is continuous.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

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Fund Accountant and Transfer Agent

USBFS also serves as fund accountant, transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements.

Custodian

U.S. Bank National Association, located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian (“Custodian”) of the securities and other assets of the Funds.  The Custodian holds the Funds’ portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.  The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Funds.  The Custodian, Distributor, Transfer Agent and Administrator are all affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP (“Tait”), 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds whose services include auditing the Funds’ financial statements and the performance of related tax services.

Trust Counsel

Paul Hastings LLP (“Paul Hastings”), 75 E. 55th Street, New York, New York 10022, is counsel to the Trust and provides counsel on legal matters relating to the Funds. Paul Hastings also serves as independent legal counsel to the Board of Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.  Explicit brokerage commissions are not paid on these transactions.  However, commissions will be paid on the Funds’ futures and options transactions.  The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads.

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For the fiscal years ended November 30, 2012, 2011 and 2010, the Funds paid the following brokerage commissions:

	Brokerage Commissions Paid
	For the Fiscal Years Ended November 30,
	2012	2011	2010
Short-Term Fund	$0	$0	$0
Moderate Duration Fund*	$3,228	$15,600	$5,450

*The Moderate Duration Fund’s brokerage commissions decreased during the fiscal year ended November 30, 2012 as a result of a reduced focus on short and intermediate tactical strategies due to the investment environment .

The amounts in the above table represent overnight discount agency notes and commercial paper.

In placing portfolio transactions, the Adviser seeks best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research, as it is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by them under their Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to procedures adopted by the Trust and rules adopted by the Financial Industry Regulatory Authority, Inc. (“FINRA”) and SEC.  The Adviser is also a registered broker-dealer and may place portfolio transactions for the Funds with its own registered representatives.

While it is the Adviser’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Funds, when it is determined that one or more broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight was given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds. Additionally, the Adviser may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Funds are made independently from those of other client accounts that may be managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts.  In such event, the position of the Funds and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Funds are purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

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The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Funds.  However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Funds for their customers.

The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional ideas and information assisting the Funds in the valuation of their investments.

The Trust is required to identify any securities of its “regular brokers or dealers” that the Funds have acquired during its most recent fiscal year.  The Short-Term Fund held the following amounts for its regular brokers or dealers during the fiscal year ended November 30, 2012:

Broker	Amount
Wells Fargo & Co.	$1,586,761
JPMorgan Chase & Co.	$1,525,646
Goldman Sachs Group Inc.	$1,354,977
Morgan Stanley	$ 758,330

The Moderate Duration Fund held the following amounts for its regular brokers or dealers during the fiscal year ended November 30, 2012:

Broker	Amount
Goldman Sachs Group, Inc.	$458,198
JPMorgan Chase & Co.	$419,395
Wells Fargo & Co.	$402,452
Morgan Stanley	$174,886

PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Funds maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These Disclosure Policies have been approved by the Board. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete listing of the Funds’ portfolio holdings is available at the end of each month with a lag time of five to ten business days on the Funds’ website at www.piamutualfunds.com.

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Pursuant to the Funds’ Disclosure Policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

•	The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons include:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; and

•
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Board; and the Trust’s attorneys and accountants (currently, Paul Hastings and Tait), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the approval of either the Trust’s CCO or his or her designee, pursuant to the Funds’ Policies.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2)  considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3)  considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

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Neither the Adviser nor the Funds may receive compensation in connection with the disclosure of information about Fund portfolio securities.  In the event of a conflict between the interests of the Funds and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Funds, and shall report such determination to the Adviser’s Board of Directors and to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Disclosure Policies, when the Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

Conflict of Interest.  Where a proxy proposal raises a material conflict between the Adviser’s interests and a Fund’s interests, the Adviser will disclose the conflict to the Board and may resolve the conflict by voting in accordance with the Adviser’s Proxy Policies or the Advisor will abstain from voting the securities held by the Fund, depending on the circumstances.

Proxy Voting Records.  The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting record for the 12-month period ending June 30.  The Funds’ proxy voting record are available without charge, upon request by calling 1-800-251-1970 and on the SEC’s website at www.sec.gov.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

The Funds have adopted a Distribution and Shareholder Servicing Plan in accordance with Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”).  The Rule 12b-1 Plan provides that the Funds will compensate the Distributor or other intermediary at an annual rate of up to 0.10% of the average daily net assets of the Short-Term Fund and up to 0.10% of average daily net assets of the Moderate Duration Fund which may be paid for a distribution fee and for certain shareholder services to shareholders of the Funds.  The Board has determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.  None of the Officers or Trustees of the Trust have any direct or indirect financial interest in the Plan.  Effective January 1, 2007, the Rule 12b-1 fee accrual for the Short-Term Fund was reduced from 0.10% to 0.05%.  Effective March 31, 2008, the Rule 12b-1 fee accrual for the Short-Term Fund was further reduced from 0.05% to 0.00%.

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Payments made under the Funds’ Rule 12b-1 Plan by the Short-Term Fund and the Moderate Duration Fund during the fiscal year ended November 30, 2012, were as set forth below:

Short-Term Fund	2012
Advertising	$0
Printing and mailing of Prospectuses to new shareholders	$0
Compensation to the Distributor	$0
Compensation to Dealers/Sales Personnel	$0
Other Finance Charges	$0
Other Fees/Reimbursement to Distributor for permitted expenses	$0
TOTAL	$0

Moderate Duration Fund	2012
Advertising	$0
Printing and mailing of Prospectuses to new shareholders	$0
Compensation to the Distributor	$5,413
Compensation to Dealers/Sales Personnel	$43,358
Other Finance Charges	$0
Other Fees/Reimbursement to Distributor for permitted expenses	$0
TOTAL	$48,771

The Rule 12b-1 Plan, unless terminated as hereinafter provided, shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees and its Independent Trustees cast in person at a meeting called for the purpose of voting on such continuance.  The Rule 12b-1 Plan may be terminated with respect to a Fund at any time by a vote of a majority of the Independent Trustees or by the vote of the holders of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the Fund.  The Rule 12b-1 Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, as set forth in (ii) above, and all amendments must be and have been approved in the manner set forth under (i) above.

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MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the Financial Intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

DETERMINATION OF NET ASSET VALUE

The NAV per share of each of the Funds will be determined as of the close of regular trading (4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.  Each Fund reserves the right to close if the primary trading markets of a Fund’s portfolio instruments are closed and the Fund’s management believes that there is not an adequate market to meet purchase, redemption or exchange requests. On any business day when the Securities Industry and Financial Markets Association recommends that the securities markets close trading early, the Funds may close trading early.

Purchase orders for Fund shares will be accepted only on days on which a Fund is open for business. If a purchase order is received by the Distributor on a day when the Fund is not open for business, it will be processed on the next succeeding day a Fund is open for business (according to the succeeding day’s NAV).

The NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Fund outstanding at such time, as shown below:

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Net Assets	=	NAV per share
Shares Outstanding

In determining the NAV per share of a Fund, common stocks that are listed on national securities exchanges are valued at the last sale price as of the close of trading, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”).  If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices.  Unlisted securities held by a Fund that are not included in the Nasdaq Stock Market are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Board of Trustees.  Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  An option that is written by the Funds or purchased by the Funds is generally valued using composite pricing.  Composite pricing uses the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the options exchanges on which an option is quoted.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, as of closing, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

When a Fund writes a call or a put, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent amount is included in the liability section. This amount is “marked-to-market” to reflect the current market value of the call or put.  If a call a Fund wrote is exercised, the proceeds it receives on the sale of the related investment by it are increased by the amount of the premium it received.  If a put a Fund wrote is exercised, the amount it pays to purchase the related investment is decreased by the amount of the premium received.  If a call a Fund purchased is exercised by it, the amount it pays to purchase the related investment is increased by the amount of the premium it paid.  If a put a Fund purchased is exercised by it, the amount it receives on its sale of the related investment is reduced by the amount of the premium it paid.  If a call or put written by a Fund expires, it has a gain in the amount of the premium; if that Fund enters into a closing transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

The Funds price foreign securities in terms of U.S. dollars at the official exchange rate.  Alternatively, they may price these securities at the average of the current bid and asked price of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.  If the Funds do not have either of these alternatives available to them or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Board of Trustees in good faith will establish a conversion rate for such currency.

Generally, U.S. Government securities and other fixed income securities complete trading at various times prior to the close of the NYSE.  For purposes of computing NAV per share, the Funds use the market value of such securities as of the time their trading day ends.  Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE, which events will not be reflected in the computation of a Fund’s NAV per share.  It is currently the policy of the Funds that events affecting the valuation of Fund securities occurring between such times and the close of the NYSE, if material, may be reflected in such NAV per share.

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Foreign securities trading may not take place on all days when the NYSE is open, or may take place on Saturdays and other days when the NYSE is not open and a Fund’s NAV per share is not calculated.  When determining NAV per share, the Funds value foreign securities primarily listed and/or traded in foreign markets at their market value as of the close of the last primary market where the securities traded.  Securities trading in European countries and Pacific Rim countries are normally completed well before 4:00 P.M. Eastern time.  It is currently the policy of the Funds that events affecting the valuation of Fund securities occurring between the time its NAV per share is determined and the close of the NYSE, if material, may be reflected in such NAV per share.

Each Fund reserves the right to suspend or postpone redemptions during any period when:  (a) trading on the NYSE is restricted, as determined by the SEC, or that the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

SHAREHOLDER SERVICES

Systematic Withdrawal Plan.  A Systematic Withdrawal Plan is available for shareholders having shares of a Fund with a minimum value of $10,000, based upon the NAV per share with respect to the Funds.  The Systematic Withdrawal Plan provides for monthly or quarterly redemptions in any amount not less than $100 (which amount is not necessarily recommended).

The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment.  The Systematic Withdrawal Plan may be terminated at any time, and, while no fee is currently charged, the Funds reserve the right to initiate a fee of up to $5 per withdrawal, upon 30 days’ written notice to the shareholder.

Withdrawal payments should not be considered as dividends, yield, or income.  If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted.

Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. The shareholder may purchase additional shares when participating in the Systematic Withdrawal Plan.

Automatic Investment Plan.  A shareholder who wishes to make additional investments in a Fund on a regular basis may do so by authorizing the Transfer Agent to deduct a fixed amount each month from the shareholder’s checking account at his or her bank.  This amount will automatically be invested in that Fund on the same day that the preauthorized debit is issued.  The shareholder will receive a confirmation from the Fund, and the bank account statement will show the amount charged.  The form necessary to begin this service is available from the Transfer Agent.

Tax Sheltered Retirement Plans.  Through the Distributor, retirement plans are either available or expected to be available for use by the self-employed (Keogh Plans), Individual Retirement Accounts (including SEP-IRAs) and “tax-sheltered accounts” under Section 403(b)(7) of the Code.  Adoption of such plans should be on advice of legal counsel or tax advisers.

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For further information regarding plan administration, custodial fees and other details, investors should contact the Distributor.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (OFAC), and a complete and thorough review of all new opening account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

TAXES
General

Each Fund has elected to qualify and intends to continue to qualify annually for tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The discussion that follows is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor.  Investors are urged to consult with their tax advisers for a complete review of the tax consequences of an investment in the Funds.

If a Fund fails to qualify as a regulated investment company under Subchapter M of the Code in any fiscal year, it will be treated as a regular corporation for federal income tax purposes.  As such that Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  Distributions to shareholders, whether from that Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of that Fund.

If, as expected, a Fund qualifies as a regulated investment company, dividends from a Fund’s net investment income, including short-term capital gains, are taxable to shareholders as ordinary income, while distributions of net capital gains are taxable as long-term capital gains regardless of the shareholder’s holding period for the shares.  Such dividends and distributions are taxable to shareholders whether received in cash or reinvested in additional shares.  Since all or substantially all of the income of the Short-Term Fund and the Moderate Duration Fund is derived from interest payments to it, none of the dividends of these Funds are expected to qualify for the intercorporate dividends received deduction or the reduced rate for qualified dividend income.

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In order to qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  A Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  A Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund, will have the effect of reducing the NAV per share of such shares by the amount of the dividend or distribution.  Furthermore, if the NAV per share of a Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

The Moderate Duration Fund utilized capital loss carryforwards of $851,953 during the fiscal year ended November 30, 2012.  The Short-Term Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

2013	2014	2015	2017	2018	Short- Term Indefinite	Long-Term Indefinite	Total
$183,103	$218,276	$43,801	$45,313	$56,182	$29,566	$71,485	$647,726

Under revised legislation, capital losses sustained in future taxable years will not expire and may be carried over by the Funds without limitation.

Redemptions of shares will generally result in a capital gain or loss for income tax purposes.  Such capital gain or loss will be long term or short term, depending upon the shareholder’s holding period for the shares.  However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

Rule 17a-7 Transactions

The Trust has adopted procedures pursuant to Rule 17a-7 under the 1940 Act pursuant to which each of the Funds may effect a purchase and sale transaction with an affiliated person of the Funds (or an affiliated person of such an affiliated person) in which a Fund issues its shares in exchange cash payments.  For purposes of determining the number of shares to be issued, the securities involved in the exchange will be valued in accordance with Rule 17a-7.  Certain of the transactions may be tax-free with the result that the Funds acquire unrealized appreciation.  Most Rule 17a-7 transactions will not be tax-free.

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Taxation of Hedging Instruments

If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain.  If a Fund enters into a closing transaction with respect to the option, any gain or loss realized by a Fund as a result of the transaction will be short-term capital gain or loss.  If the holder of a call option exercises the holder’s right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund’s holding period for the underlying security or futures contract, and the amount of the premium received will be added to the proceeds of sale for purposes of determining the amount of the capital gain or loss.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund’s holding period for the call option.  If such a call option is exercised, the amount paid by a Fund for the option will be added to the basis of the security or futures contract so acquired.

Gains and losses resulting from the expiration, exercise or closing of futures contracts will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter “blended gain or loss”) for determining the character of distributions.  In addition, futures contracts held by a Fund on the last day of a fiscal year will be treated as sold for market value (“marked to market”) on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.  The realized gain or loss on the ultimate disposition of the futures contract will be increased or decreased to take into consideration the prior marked to market gains and losses.

Each Fund may acquire put options.  Under the Code, put options on securities are taxed similar to short sales.  If a Fund owns the underlying security or acquires the underlying security before closing the option position, the option positions may be subject to certain modified short sale rules.  If a Fund exercises or allows a put option to expire, the Fund will be considered to have closed a short sale.  A Fund will generally have a short-term gain or loss on the closing of an option position.  The determination of the length of the holding period is dependent on the holding period of the security used to exercise that put option.  If a Fund sells the put option without exercising it, its holding period will be the holding period of the option.

Foreign Taxes – Both Funds

The Funds may be subject to foreign withholding taxes on income and gains derived from their investments outside the U.S.  Such taxes would reduce the return on the Funds’ investments.  Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.  If more than 50% of the value of a Fund’s total assets at the close of any taxable year consist of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign country income or withholding taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles, as paid by its shareholders subject to certain exceptions for qualified fund of funds structures.  For any year that a Fund makes such an election, each of its shareholders will be required to include in his income (in addition to taxable dividends actually received) his allocable share of such taxes paid by the Fund and will be entitled, subject to certain limitations, to credit his portion of these foreign taxes against his U.S. federal income tax due, if any, or to deduct it (as an itemized deduction) from his U.S. taxable income, if any.  Generally, credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his foreign source taxable income.

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If the pass through election described above is made, the source of a Fund’s income flows through to its shareholders.  Certain gains from the sale of securities and currency fluctuations will not be treated as foreign source taxable income.  In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income, one of which is foreign source “passive income.”  For this purpose, foreign “passive income” includes dividends, interest, capital gains and certain foreign currency gains.  As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of the foreign tax paid by the Fund.

If a Fund does not make the pass through election described above, the foreign taxes it pays will reduce its income, and distributions by the Fund will be treated as U.S. source income.

Each shareholder will be notified within 60 days after the close of a Fund’s taxable year whether, pursuant to the election described above, the foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such notification will report:  (i) such shareholder’s portion of the foreign taxes paid; and (ii) the portion of the Fund’s dividends and distributions that represent income derived from foreign sources.

Foreign shareholders, including shareholders who are nonresident alien individuals, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by any applicable treaty.  In addition, if the requirements of recently enacted legislation (known as FATCA) are not met, the United States may impose a 30% U.S.  withholding tax on certain foreign financial institutions and other foreign entities with respect to distributions on and proceeds from the sale or disposition of shares in the Funds.   FATCA withholding will generally apply to payments of dividends made on or after January 1, 2014 and payments of gross proceeds from sales of shares made on or after January 1, 2017.  Shareholders should consult their tax advisors regarding the possible implications of this legislation as well as the other U.S. federal, state, local and foreign tax consequences of an investment in our shares.

Backup Withholding

Federal law requires the Funds to withhold as backup withholding currently at the rate of 28% of a non-corporate shareholder’s reportable payments (which include dividends, capital gains distributions and redemption proceeds) for shareholders who have not properly certified that the social security or other taxpayer identification number they provide is correct and that the shareholder is not subject to backup withholding, or if such shareholder or the Internal Revenue Service notifies the Funds that backup withholding is required.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.

The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  Distributions by a Fund also may be subject to state and local taxes, and the treatment of distributions under state and local income tax laws may differ from the federal income tax treatment.  Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation.  Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. foreign tax consequences of ownership of shares of a Fund, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty if one applies).

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GENERAL INFORMATION

The Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in the Funds proportionately equal to the interest of each other share.  Upon the Funds’ liquidation, all shareholders would share pro rata in the net assets of the Funds available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the Funds each have only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares when issued are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

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The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

The Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount.  Specifically, if the amount you are redeeming is over the lesser of $250,000 of 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund’s NAV per share.  If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

CODES OF ETHICS

The Trust, the Adviser and the Distributor have adopted separate codes of ethics pursuant to Rule 17j-1 under the 1940 Act.  Subject to certain conditions, each code of ethics permits access persons subject thereto to invest in securities, including securities that may be purchased or held by the Funds.  Each code of ethics generally prohibits, among other things, access persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund.

FINANCIAL STATEMENTS

The annual report to shareholders for the Funds for the fiscal year ended November 30, 2012, is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

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APPENDIX
Description of Ratings

Each Fund may invest in securities rated by Standard & Poor’s Corporation (Standard & Poor’s), Moody’s Investors Service, Inc. (“Moody’s”), Duff & Phelps Credit Rating Co. (“Duff & Phelps”) or IBAC.  A brief description of the rating symbols and their meanings follows:

Standard & Poor’s Commercial Paper Ratings.  A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered-term in the relevant market.  Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  These categories are as follows:

A-1.  This highest category indicates that the degree of safety regarding timely payment is strong.  Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However the relative degree of safety is not as high as for issuers designed “A-1”.

A-3.  Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

Moody’s Short-Term Debt Ratings.  Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.  Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

–	Leading market positions in well-established industries.

–	High rates of return on Funds employed.

–	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

–	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

–	Well-established access to a range of financial markets and assured sources of alternate liquidity.

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Prime-2.  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

STANDARD & POOR’S RATINGS FOR BONDS
AAA	Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A
Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB
Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC. CC, C
Debt rated “BB,” “B,” “CCC,” “CC” and “C” is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  “BB” indicates the least degree of speculation and “C” the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposure to adverse conditions.

BB
Debt rated “BB” has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which would lead to inadequate capacity to meet timely interest and principal payments.  The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB” or “BBB”- rating.

B
–Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB”- rating.

CCC
Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B”- rating.

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CC	The rating “CC” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” or “CCC-” rating.
C
The rating “C” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CC” or “CC”- debt rating.  The “C” rating may be used to cover a situation where bankruptcy petition has been filed, but debt service payments are continued.

STANDARD & POOR’S CHARACTERISTICS OF SOVEREIGN DEBT OF FOREIGN COUNTRIES

AAA
Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances.
Prosperous and resilient economies, high per capital incomes.
Low fiscal deficits and government debt, low inflation
Low external debt.

AA
Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances.
Tightly integrated into global trade and financial system.
Differ from AAAs only to a small degree because:
–Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks)
–More variable fiscal deficits, government debt and inflation.
–Moderate to high external debt.

A
Politics evolving toward more open, predictable forms of governance in environment of rapid economic and social change.
Established trend of integration into global trade and financial system.
Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks).
Usually rapid growth in output and per capita incomes.
Manageable through variable fiscal deficits, government debt and inflation.
Usually low but variable debt.

BBB
Political factors a source of significant uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change.
Integration into global trade and financial system growing but untested.
Economies less prosperous and often more vulnerable to adverse external influences.
Variable to high fiscal deficits, government debt and inflation.
High and variable external debt.

BB
Political factors a source of major uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change.
Integration into global trade and financial system growing but untested.
Low to moderate income developing economies, but variable performance and quite vulnerable to adverse external influences.
Variable to high fiscal deficits, government debt and inflation.
Very high and variable debt, often graduates of Brady Plan but track record not well established.

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MOODY’S RATINGS FOR BONDS

Aaa
Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A
Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa
Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B
Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

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AA-Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A-Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

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PACIFIC INCOME ADVISERS, INC. (“PIA”)
PROXY VOTING POLICY
2012

On January 31, 2003, the SEC approved proxy voting regulations for investment advisers registered with the SEC under the Advisers Act.  The regulations require investment advisers to disclose their proxy voting policies and procedures to their clients.

1.           VOTING PROXIES FOR NON-ERISA ACCOUNTS

In this regard, it is PIA’s policy to vote proxies for portfolio securities in accordance with the best economic interests of each client unless that client explicitly retains responsibility for proxy voting.

2.           VOTING OF PROXIES FOR ERISA ACCOUNTS

The Department of Labor (“DOL”) takes the position that the fiduciary act of managing plan assets which are held as shares of corporate stock includes the obligation to vote proxies appurtenant to those shares of stock.  Section 403(a) of Employee Retirement Income Security Act of 1974 (“ERISA”) requires plan trustees to have exclusive authority and responsibility for voting proxies, unless:

•
The plan expressly provides that the trustees are subject to the discretion of a named fiduciary who is not a trustee (in which case the trustees are subject to proper directions made in accordance with the terms of the plan and not contrary to ERISA); and

•	The authority to manage, acquire or dispose of assets of the plan is delegated to one or more investment managers pursuant to Section 402 of ERISA.

3.           PROCEDURES

PIA has adopted the following procedures in relation to the voting of proxies:

•
At the opening of each client relationship, the RIA responsible for the client will determine whether PIA will have proxy voting responsibility and if so whether the client has any specific guidelines or policies it requires PIA to comply with.

•
All investment advisory agreements with clients specify whether PIA, the client or (in the case of ERISA Accounts) the plan trustees or a named fiduciary have proxy voting authority.  All agreements with Wrap-Fee sponsors provide that PIA has proxy voting authority unless the client explicitly retains responsibility for proxy voting in writing.

•	All proxy voting materials received by PIA will be forwarded to Operations whose responsibilities will include but not be limited to:

(i)	Reconciliation of proxies received against securities held and obtaining any missing proxy materials/ballots prior to the voting deadline.

(ii)	Forwarding all applicable proxy materials to those clients who have retained authority to vote proxies.

(iii)	Voting proxies in accordance with the Compliance Committee’s recommendations and guidelines.

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(iv)	Transmitting voted proxies to the appropriate issuers.

(v)	Recording how each proxy was voted for PIA clients.

(vi)	Maintaining appropriate proxy voting records by issuer and for clients.

(vii)	Preparing and providing proxy voting reports to the CCO upon request.

•
If any conflict or potential conflict of interest arises in the execution of PIA’s proxy voting responsibilities, Operations will refer the matter to the Compliance Committee who will review and resolve any such conflict in the best interests of all affected clients.  The Compliance Committee will either instruct Operations to vote the affected proxies in accordance with the Compliance Committee’s specific instructions or provided that the client is not an ERISA client, either request the client to vote their own proxies or abstain from any voting.  In all cases, the Compliance Committee will disclose the conflict to all affected clients and notify them of the specific action taken.

•	The CCO is responsible for ensuring that an accurate summary of PIA’s proxy voting procedures is included in PIA’s client disclosure document and on its website at all times.

PIA will maintain adequate records to document the voting process for all clients.

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P R O S P E C T U S

March 30, 2013

PIA High Yield Fund
Investor Class (PHYSX)

(the “Fund”)

The Fund is a series of
Advisors Series Trust

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

PIA High Yield Fund (“High Yield Fund” or “Fund”)

Investment Objectives

The High Yield Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses (1)	1.31%
Less: Fee Waiver and Expense Reimbursement	-0.32%
Net Annual Fund Operating Expenses(2)	0.99%
(1)
Total Annual Fund Operating Expenses do not correlate to the “Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursements” in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").

(2)
Pacific Income Advisers, Inc. (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 0.98% of the Fund’s average daily net assets for Investor Class shares (the “Expense Cap”).  The Expense Cap will remain in effect through at least March 29, 2014, and may be terminated only by the Trust’s Board of Trustees (the “Board” or the “Trustees”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$101	$384	$688	$1,551

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments, defined as bonds (“junk bonds”), forward commitments, loan participations and assignments, and preferred stocks.  High yield instruments are securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality.

The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays U.S. Corporate High-Yield Index (the “Barclays Index”) at any point in time.  The Barclays Index had a duration of 4.12 years as of January 31, 2013. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies.  The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest up to 5% of its net assets in derivative instruments, such as options, futures contracts or swap agreements.  From time to time, the Fund may experience significant inflows; if this occurs, the Fund may invest up to 30% of its net assets in derivative instruments until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy.  A derivative is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  The Fund may invest in derivatives for both bona fide hedging purposes and for speculative purposes.  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe.  The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy.  The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure.  Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.  The Adviser may sell an investment as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

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Principal Risks of Investing in the Fund

Losing all or a portion of your investment is a risk of investing in the Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•	Risks Associated with High Yield Securities. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.
•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.
•	Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including responses to economic and political developments.
•
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other instruments falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities or derivative instruments held by the Fund at quoted market prices.
•
Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Preferred Stock Risk.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Foreign Securities and Emerging Markets Risk.  The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, decreased illiquidity and increased volatility.  Foreign companies may be subject to less regulation than U.S. companies.  Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

•
Currency Risk. The Fund is subject to the risk that foreign currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

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•
Newer Fund Risk.  The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
The following performance information provides some indication of the risks of investing in the High Yield Fund by showing changes in the Fund’s Investor Class performance from year to year and by showing how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Calendar Year Total Return as of December 31 – Investor Class

During the period shown on the bar chart, the High Yield Fund’s Investor Class highest total return for a quarter was 5.48% (quarter ended December 31, 2011) and the lowest total return for a quarter was -4.11% (quarter ended September 30, 2011).

Average Annual Total Returns (for the periods ended December 31, 2012)	1 Year	Since Inception (12/31/2010)
Investor Class Shares
Return before taxes	13.48%	8.89%
Return after taxes on distributions	10.85%	6.63%
Return after taxes on distributions and sale of Fund shares	8.71%	6.25%
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	15.81%	10.26%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the High Yield Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

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Management

Investment Adviser:  Pacific Income Advisers, Inc. is the investment adviser of the Fund.

Portfolio Managers:  Mr. Robert E. Sydow, Senior Vice President, Mr. Kevin S. Buckle, CFA, Senior Vice President, Mr. James Lisko, Senior Vice President, are each lead co-portfolio managers, and Mr. Timothy Tarpening, Executive Vice President and Senior Portfolio Strategist, is a co-portfolio manager, and together they are primarily responsible for the day-to-day management of the Fund’s portfolio and serve as co-portfolio managers of the Fund.  Each has co-managed the Fund since its inception in December 2010.

Purchase and Sale of Fund Shares

You may purchase, exchange, or redeem Fund shares on any business day by written request via mail (PIA High Yield Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-251-1970, or through a financial intermediary.  You may also purchase and redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts for Investor Class shares are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$50
Retirement Accounts	$100	$50
Automatic Investment Plan	$50	$50

Tax Information

Fund distributions are taxable and will be taxed as ordinary income or capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred arrangement.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PORTFOLIO
HOLDINGS INFORMATION

The High Yield Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments, defined as bonds (“junk bonds”), forward commitments, loan participations and assignments, and preferred stocks.  High yield instruments are securities rated below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. This non-fundamental policy may only be changed upon 60 days’ prior written notice to shareholders.

Please remember that an investment objective is not a guarantee and there is no assurance that the Fund’s investment objectives can be achieved.  An investment in the Fund might not earn income and investors could lose money.

The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies.  The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

How We Invest Our Assets

In building a high yield portfolio, the Adviser considers the risk and opportunities presented by the industries within the high yield universe.  Since default rates are frequently clustered by industry, the Adviser believes this top down approach is an important component in the creation of a high yield portfolio.  The Adviser evaluates the bond issuers within the selected industries and identifies those securities which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy.  The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure.

The Adviser favors investments where it perceives risk and reward characteristics to be attractive versus the high yield market.  Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.  The Adviser believes these investments have the most opportunity for capital appreciation as the market over time begins to recognize this pricing inefficiency.

Duration is a measure of a debt security’s price sensitivity.  Duration takes into account the timing of a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  The longer a security’s duration, the more sensitive it will be to changes in interest rates.  Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. In contrast, maturity measures only the time until final payment is due.  The following are examples of the relationship between a bond’s maturity and its duration.  A 5% coupon bond having a ten-year maturity will have a duration of approximately 7.8 years.  Similarly, a 5% coupon bond having a three-year maturity will have a duration of approximately 2.8 years.  The weighted average duration of the High Yield Fund will normally range within two years (plus or minus) of the duration of the Barclays Index which was 4.12 years as of January 31, 2013.  The actual duration for the Fund will depend on the Adviser’s outlook on the shape of the yield curve of fixed income securities.

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Derivative Instruments

The High Yield Fund may invest up to 5% of its net assets in derivative instruments, such as debt futures contracts, option contracts, options on securities, options on debt futures, credit default swaps, interest rate swaps and other derivative instruments.  The Fund may sometimes use derivatives as a substitute for taking a position in bonds and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

The reasons for which the Fund will invest in futures, options and other derivatives are:

•	To keep cash on hand to meet shareholder redemption or other needs while simulating full investment in bonds;
•	To reduce the Fund’s transaction costs or for hedging purposes; and
•	To add value when these instruments are favorably priced.

Additionally, from time to time, the Fund may experience significant inflows; if this occurs, the Fund may invest up to 30% of its net assets in derivative instruments until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy.

Certain derivative transactions may be considered to constitute borrowing transactions for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).  The 1940 Act requires that the Fund’s assets exceed 300% of any borrowings by the Fund.  A derivative transaction will not be considered to constitute the issuance of a “senior security” by the Fund, and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements of the 1940 Act.

Temporary Defensive Investment Strategies

For temporary defensive purposes, the Adviser may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objectives.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Related Risks

There are a number of risks associated with the various securities in which the Fund will at times invest.  These include:

•
Risks Associated with High Yield Securities. The High Yield Fund will invest in high yield securities. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.  High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally thinner and less active than the market for higher quality securities.  This may limit the ability of the High Yield Fund to sell high yield securities at the prices at which they are being valued for purposes of calculating net asset value (“NAV”) per share.

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•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through its investments in debt securities and derivatives, including various types of swaps, futures, and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

•
Credit Risk.  The issuers of the bonds and other fixed income instruments held by the Fund may not be able to make interest or principal payments.  Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

•
Market Risk.  The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.  Because the value of the Fund’s shares will fluctuate, you could lose money.

•
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other fixed income instruments falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.  Historically, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

•
Liquidity Risk.  Certain fixed income securities or derivative instruments held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like.  As a result, the Fund may have to hold these securities or instruments longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security or instrument at a particular time and price.

•
Derivatives Risk. The Fund’s use of derivative instruments involves risks greater than the risks associated with investing directly in the securities in which they primarily invest.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.  Derivatives are also subject to market risk, interest rate risk, credit risk, counterparty risk and liquidity risk.  A Fund could lose more than the principal amount that it invests in derivative instruments.  Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.  In addition, the Fund’s use of derivatives may increase the taxes payable by shareholders.

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•
Leverage Risk.  Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.  Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Preferred Stock Risk.  The risk that the value of preferred stocks may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.

•
Foreign Securities and Emerging Markets Risk.  Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to U.S. companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  Investment in emerging markets involves risks in addition to those generally associated with investments in securities of foreign issuers, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

•
Currency Risk. The risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.  The Fund, as a participant in a loan, has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default.

•
Newer Fund Risk.  The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can liquidate the Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

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Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”). Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports are available by contacting the Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-800-251-1970 and at the SEC’s website at www.sec.gov.  A complete list of the Fund’s portfolio holdings as of each fiscal quarter-end and each month-end is also available on the Fund’s website at www.piamutualfunds.com within five to ten business days after the end of the period.

MANAGEMENT OF THE FUND

Investment Adviser

Pacific Income Advisers, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California 90401, is the investment adviser to the Fund.  The Adviser has been in business since 1986.  As the investment adviser to the Fund, the Adviser manages the investment portfolio for the Fund.  It makes the decisions as to which securities to buy and which securities to sell.  The Fund pays the Adviser an annual investment management fee equal to 0.65% of the Fund’s average daily net assets.  For the fiscal year ended November 30, 2012, the Adviser received net management fees as a percentage of average daily net assets of 0.34% from the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement is included in the Fund’s Semi-Annual Report for the period ended May 31, 2012.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series, except for the PIA High Yield (MACS) Fund, PIA Short-Term Securities Fund, PIA Moderate Duration Bond Fund, PIA BBB Bond Fund, and PIA MBS Bond Fund.

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio.  Each portfolio manager has individual discretion to buy and sell securities within their defined sectors of responsibility.

Robert E. Sydow
Mr. Sydow joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Sydow managed high yield debt for Grandview Capital Management, LLC since 1999.

Kevin S. Buckle, CFA
Mr. Buckle joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Buckle managed high yield debt for Grandview Capital Management, LLC since 2002.

James Lisko
Mr. Lisko joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Lisko managed high yield debt for Grandview Capital Management, LLC since 1999.

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Timothy Tarpening
Mr. Tarpening joined the Adviser in 1993 and currently serves as the Adviser’s Executive Vice President and Senior Portfolio Strategist. Mr. Tarpening is a member of the Adviser’s three-person Macro Strategy Group responsible for portfolio construction, and he is also responsible for oversight of the Business Development Group.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Fund.

Similarly Managed Account Performance

The Fund is managed in a manner that is substantially similar to certain other accounts in a composite (the “High Yield Composite”) managed by the Adviser.  The High Yield Composite has investment objectives, policies, strategies and risks substantially similar to those of the Fund.  The individuals responsible for the management of the High Yield Composite are the same individuals responsible for the management of the Fund.  You should not consider the past performance of the High Yield Composite as indicative of the future performance of the Fund.

The following tables set forth performance data relating to the historical performance of the High Yield Composite which represents all of the private accounts managed by the Adviser for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.  The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against appropriate indices and does not represent the performance of the Fund.  The private accounts that are included in the High Yield Composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act, or Subchapter M of the Internal Revenue Code of 1986, (the “Code”) as amended.  Consequently, the performance results for the Adviser’s High Yield Composite could have been adversely affected if the private accounts included in the High Yield Composite had been regulated as investment companies under the federal securities laws.

High Yield Composite Returns – as of December 31, 2012

	Annualized Returns
	1 Year	3 Years	5 Years	10 Years	Since Inception (3/1/99)
PIA High Yield Composite (Net)	13.90%	11.22%	10.10%	11.93%	9.42%
PIA High Yield Composite (Gross)	14.63%	11.87%	10.71%	12.51%	9.99%
Barclays U.S. Corporate High- Yield Index(1)	15.81%	11.86%	10.34%	10.62%	7.50%

(1)
The Barclays U.S. Corporate High-Yield Index covers the universe of fixed rate, non-investment grade debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Non-EMG countries refers to non-emerging market countries.  Original issue zeroes, step-up coupon structures, 144-As and pay-in-kind bonds (PIKs, as of October 1, 2009) are also included. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The Yankee sector has been discontinued as of 7/1/00. The bonds in the former Yankee sector have not been removed from the index, but have been reclassified into other sectors. You cannot invest directly in an index.

The High Yield Composite was created in March 1999 and is managed by the Adviser.  Returns are presented gross and net of fees and include the reinvestment of all income.  Gross and net of fee returns are net of all transaction costs.  Net of fee performance was calculated using the highest annual management fee of 0.65% (the High Yield Fund’s management fee), applied to the gross results on a monthly basis.  Prior to 3/31/11, the highest management fee was 0.50%.  The fees of the Fund differ from the fees of the High Yield Composite.  The fees and expenses associated with an investment in the High Yield Composite are generally lower than the fees and expenses (taking into account the Expense Cap) associated with an investment in the Fund, so that if the High Yield Composite’s expenses were adjusted for the Fund’s expenses, its performance would have been lower.

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Annual Disclosure Presentation – High Yield Composite

Composite Assets
Year End	Total firm assets (Millions) (2)	USD (Million)	Number of Accounts	% of Non-Fee Paying Accounts	% Carve Out
2012	$13,344	40	1	0	0
2011	$3,895	27	2	0	0
2010	4,387	11	1	100	0
2009	־	10	1	100	100
2008	־	8	1	100	100
2007	־	11	1	100	100
2006	־	14	1	100	100
2005	־	1,536	2	1	1
2004	־	1,522	3	1	1
2003	־	1,265	2	1	1
2002	־	888	2	1	1
2001	־	648	2	1	1
2000	־	465	2	1	1
1999(1)	־	507	2	1	1
  (1)  1999 is a partial period from March 1 through December 31.
  (2)   The PIA High Yield Composite was managed at another firm other than Pacific Income Advisers (“PIA”)
       prior to 2010, but had the same lead portfolio managers.

Annual Performance Results
Year End	Composite Gross	Composite Net	Barclays U.S. Corporate High-Yield Index	Composite 3 Year Ex-Post STD	Index 3 Year Ex-Post STD
2012	14.63	13.90	15.81	5.40	7.08
2011	4.44	3.81	4.98	7.23	11.09
2010	16.94	16.36	15.12	11.72	17.03
2009	44.33	43.63	58.21	11.57	16.93
2008	-17.70	-18.12	-26.16	10.14	13.41
2007	7.59	7.06	1.87	4.70	4.74
2006	18.61	18.03	11.85	4.63	3.95
2005	6.81	6.28	2.74	4.48	5.55
2004	16.00	15.43	11.13	4.14	8.38
2003	23.64	23.03	28.97	7.03	10.65
2002	11.63	11.08	-1.41	8.01	10.34
2001	7.14	6.60	5.28	N.A. (2)	N.A. (2)
2000	-8.42	-8.88	-5.86	N.A. (2)	N.A. (2)
1999(1)	4.81	4.38	1.49	N.A. (2)	N.A. (2)
    (1)  1999 is a partial period from March 1 through December 31.
   (2)  The 3 year Ex-post standard deviation isn’t presented since there are not 36 monthly returns available prior to this period.

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The High Yield Composite consists of portfolios whose major concentration is in high yield bonds, both public and private. Equity-linked securities purchased in conjunction with a debt security and equity securities obtained in exchange offers or insolvency proceedings, as well as leveraged corporate loans may also be included.  The portfolios are constrained to be substantially fully invested with minor cash holding.  On January 1, 2009, a substantially large equity position (which included several securities) became non-discretionary and was transferred from the portfolio when the client restricted the portfolio manager from selling the positions due to tax consequences.  Performance presented from March 1, 1999 through April 30, 2010, was generated while the Portfolio Managers were affiliated with a prior firm. The current Portfolio Management Team consists of the original members, less one, and they are the only individuals responsible for selecting the securities to buy and sell. Prior to November 1, 2010, the composite was named the U.S. High Yield Composite. The primary index was formerly the Credit Suisse High Yield Index. The index was changed to the Barclays U.S. Corporate High-Yield Index on May 1, 2010, since we believe it is more commonly recognized as the industry standard index for the high yield asset class. There is no minimum account size.

Pacific Income Advisers, Inc. is an autonomous investment management firm registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.  The firm maintains a complete list and description of composites, which is available upon request.

The U.S. Dollar is the currency used to express performance.  Returns are presented gross and net of management fees and include the reinvestment of all income.  Net of fee performance was calculated using the highest management fee of 0.65%.  Prior to 3/31/11, the highest management fee was 0.50%.  The highest management fee may change over time.  Since inception of the Composite, the dispersion number has not been applicable due to the insufficient number of portfolios (i.e., less than 6) for each calendar year.  Prior to November 1, 2010, carve-outs reflect the capping of cash to 8% of NAV on an account which represents the personal holdings of one of the portfolio managers in order to align such cash amount to the level typical of an institutional account. Policies for valuing portfolios, calculating performance, and preparing compliant presentations are available upon request.

The management fee schedule is as follows: 0.50% on the first $50 million, 0.45% on the next $50 million, and 0.40% on the balance.  Actual investment advisory fees incurred by clients may vary.

Pacific Income Advisers claims compliance with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS standards.   The GIPS® method of calculating performance differs from the SEC’s standardized method of calculating performance, and may produce different results. Pacific Income Advisers has been independently verified for the periods January 1, 1994 through September 30, 2012, by Ashland Partners & Company LLP.

Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards. The High Yield composite has been examined for the periods May 1, 2010 through September 30, 2012.  The verification and performance examination reports are available upon request.  Prior to May 1, 2010, the track record was reviewed for conformance with the portability requirements of GIPS standards.  The predecessor firm was also verified and the composite underwent a performance examination from inception in March 1999 to December 31, 2009 by Ashland Partners & Company LLP.

Results are based on fully discretionary accounts under management, including those accounts no longer with the firm.  Beginning May 1, 2010, composite policy requires the temporary removal of any portfolio incurring a client initiated significant cash inflow or outflow of 20% of portfolio assets or greater.  The temporary removal of such an account occurs at the beginning of the month in which the significant cash flow occurs and the account re-enters the composite the second full quarter after the cash flow, provided all other requirements for inclusion are met.  Additional information regarding the treatment of significant cash flows is available upon request.  Past performance is not indicative of future results.

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Fund Expenses
The Fund is responsible for its own operating expenses.  However, the Adviser has contractually agreed to waive all or a portion of its management fees and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 0.98% of average daily net assets for the Fund’s Investor Class shares through at least March 29, 2014.  The term of the Fund’s operating expense limitation agreement is indefinite, and it can only be terminated by the Board.  Any waiver in management fees or payment of Fund expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the expense limitation.  The Adviser may request recoupment for management fee waivers and Fund expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

FUND’S SHARE PRICE

Shares of the Fund are sold based on the NAV per share, plus any applicable sales charge.  The Fund normally calculates its NAV per share as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m., Eastern Time) on each day the NYSE is open for trading.  Shares of the Fund will not be priced and are not available for purchase when the NYSE and/or Federal Reserve are closed, including the following days:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.

The Fund will process purchase orders that it receives in good order and accept and redeem orders that it receives in good order prior to the close of regular trading on a day in which the NYSE is open at the NAV per share determined later that day.  The Fund will process purchase orders that it receives and accept and redeem orders that it receives after the close of regular trading at the NAV per share determined at the close of regular trading on the next day the NYSE is open.

Good order means that your purchase request includes (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your account application, and (4) a check payable to the Fund.

Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

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Trading in Foreign Securities
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV per share is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV per share.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV per share in advance of the time the NAV per share is calculated.  The Adviser anticipates that the Fund’s portfolio holdings will be fair valued when market quotations for those holdings are considered unreliable.

PURCHASING SHARES

Description of Classes

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares.  The Fund has registered two classes of shares – Investor Class and Class A.  Class A shares are offered in a separate prospectus.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses as outlined below and may have different share prices:

•
Investor Class shares do not impose a front-end sales charge, contingent deferred sales charge (“CDSC”) or Rule 12b-1 distribution servicing fee.  If you purchase Investor Class shares, you will pay the NAV per share next determined after the order is received.

•
Class A shares are charged a front-end sales load.  Class A shares are also charged a 0.25% Rule 12b-1 distribution and servicing fee.  Class A shares do not have a CDSC except that a charge of 0.75% applies to certain redemptions made within twelve months following purchases of $1,000,000 or more without an initial sales charge.

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How to Purchase Shares from the Fund

Read this Prospectus carefully.  Determine how much you want to invest, keeping in mind the following minimums:

New accounts

IRAs and qualified retirement plans	$100
Automatic Investment Plan	$50
All other accounts	$1,000

Existing accounts

Dividend reinvestment	No Minimum
All accounts	$50

Complete the account application carefully following the instructions.  For additional investments, please use the stub from an account statement or prepare a brief letter stating the registration of your account, the name of the Fund and your account number.  If you have any questions, please call 1-800-251-1970.

Investing directly by mail or by overnight delivery.  If you do not have a broker or your broker is not familiar with the Fund, you may invest directly by mail.  You may obtain an account application by contacting the call center at 1-800-251-1970.  Simply mail the account application with a check (made payable to the Fund) to the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), at the address below.

All checks must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  We are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the account application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-251-1970, if you need additional assistance when completing your account application.

If we do not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received. Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

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Shares of the Fund have not been registered for sale outside of the United States.  The Adviser generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to “PIA High Yield Fund”) to:

Regular Mail	Overnight Delivery
PIA High Yield Fund	PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Investing by wire. If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account is established, you may instruct your bank to send the wire payment.  Your bank must include both the name of the Fund you are purchasing and your name and account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit:  PIA High Yield Fund
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, please contact the Transfer Agent at 1-800-251-1970 to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your investment.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, please call the Transfer Agent.  Your bank may charge you a fee for sending a wire to the Fund.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Telephone Purchase

Investors may purchase additional shares of the Fund by calling 1-800-251-1970.  If you have accepted Telephone Options on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have submitted a voided check to have banking information established on your account prior to making a purchase.  Each telephone purchase must be in the amount of $50 or more.  There is a maximum purchase amount of $50,000 per Fund per day through the ACH network. Your shares will be purchased at the NAV per share, plus any applicable sales charge, calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m., Eastern Time.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

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Subsequent Investments

You may purchase additional shares of the Fund through your investment broker or dealer.  You can also send a check, with the stub from an account statement, to the Fund at the address noted above under “How to Purchase Shares from the Fund.”  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to send additional money for investment by wire, it is important for you to call the Fund at 1-800-251-1970.

Purchasing Shares from Broker-Dealers, Financial Institutions and Others

Some broker-dealers may sell shares of the Fund.  These broker-dealers may charge investors a fee either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser.

The Fund may enter into agreements with broker-dealers, financial institutions or other service providers (“Servicing Agents”) that may include the Fund as an investment alternative in the programs they offer or administer. Servicing agents may:

1.
Become shareholders of record of the Fund.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent.  This also means that purchases made through Servicing Agents are not subject to the Fund’s minimum purchase requirement;

2	Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund;

3.
Charge fees to their customers for the services they provide them.  Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers; and/or

4.
Be authorized to accept purchase orders on behalf of the Fund (and designate other Servicing Agents to accept purchase orders on the Fund’s behalf).  This means that the Fund will process the purchase order at the NAV per share which is determined following the Servicing Agent’s (or its designee’s) acceptance of the customer’s order.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent.  When you purchase shares through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis.  If the Servicing Agent does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

Fund Mailings

Statements and reports that the Fund sends to you include the following:

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•	Confirmation statements (after every transaction that affects your account balance or your account registration);
•	Annual and Semi-Annual shareholder reports (every six months); and
•	Quarterly account statements.

Householding

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Automatic Investment Plan

The Fund offers an automatic investment plan (“AIP”) allowing shareholders to make purchases on a regular and convenient basis

•	Automatic purchases of Fund shares can be made for as little as $50 per purchase.

•	You may elect to have your automatic purchase made on any day of the month. If these dates fall on a weekend or legal holiday, purchases will be made on the following business day.

•	The Fund does not currently charge a fee for an AIP, however, the Fund may charge a $25 fee if the automatic investment cannot be made for any reason.

•	If you redeem an account with an AIP to a zero balance, the AIP will be discontinued.

•	In order to participate in the AIP your bank must be a member of the ACH network.

•	Any change or termination of the AIP should be provided to the Transfer Agent at least five business days prior to the next automatic investment date.

Other Information about Purchasing Shares of the Fund

Please note that your account application will be returned if any information is missing.

The Fund may reject any account application for any reason.  Shares of the Fund are generally available in all states.

The Fund will send investors a written confirmation for all purchases of shares.

The Fund offers the following retirement plans:

• Traditional IRA	• SEP IRA
• Roth IRA	• SIMPLE IRA

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Investors can obtain further information about the IRAs by calling the Fund at 1-800-251-1970.  The Fund recommends that investors consult with a financial and tax adviser regarding the IRAs before investing through them.

REDEEMING SHARES
How to Redeem (Sell) Shares

You or your Servicing Agent have the right to redeem all or any portion of your shares of the Fund at its NAV per share on each day the NYSE is open for trading.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.

Redemptions through Servicing Agents

If you own your shares through a Servicing Agent, you will have to contact your Servicing Agent to redeem your shares.  The NAV per share for a redemption is that next calculated after receipt of the order from the Servicing Agent.  The Servicing Agent is responsible for forwarding any documents required in connection with a redemption, including a signature guarantee, and the Fund may cancel the order if these documents are not received promptly.  Your Servicing Agent may charge you a fee for handling your redemption transaction.

Redemptions for Direct Accounts

If you own your shares directly in your name through the Transfer Agent, you may redeem your shares by simply sending a written request to the Fund.  You should give your account number and state whether you want all or part of your shares redeemed.

The letter should be signed exactly as the shares are registered by all of the shareholders whose names appear on the account registration and sent to:

Regular Mail	Overnight Delivery
PIA High Yield Fund	PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Signature Guarantees – Financial Transactions

A signature guarantee of each owner is required to redeem shares in the following situations:

•	When ownership is being changed on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 15 days; and/or
•	For all redemptions in excess of $50,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

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In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

Send the letter of instruction to:
PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

How to Redeem (Sell) Shares by Telephone

Redemptions by telephone. If you have accepted Telephone Options on the account application and your Fund shares are held directly in your name, you may redeem shares up to $50,000 directly on any business day the NYSE is open by calling the Transfer Agent at 1-800-251-1970 before 4:00 p.m., Eastern Time.  Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated.  Redemption proceeds may also be sent to your designated bank account via electronic funds transfer through the ACH network.  To utilize the ACH network, you must have bank information on your account.  There is no charge for this service.  Proceeds are normally credited within three business days.  The minimum amount that may be wired is $1,000.  Wire charges will be deducted from redemption proceeds for complete redemptions.  In the case of a partial redemption, the $15 fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made for retirement plan accounts.

By using telephone redemption privileges, you authorize the Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the account application.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Fund may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

You may request telephone redemption privileges after your account is opened; however, the authorization form may require a separate signature guarantee, signature validation or other acceptable form of signature authentication from a financial institution.  Once a telephone transaction has been placed, it cannot be canceled or modified.

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Systematic Withdrawal Plan

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”).  If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100.  You may choose to receive a check on any day of the month you designate on the account application.  If the day you designate falls on a weekend or legal holiday, the distribution will take place on the following business day.  You may alternatively choose to receive a check each calendar quarter or annually.  Your Fund account must have a value of at least $10,000 in order to participate in the SWP.  The SWP may be terminated at any time by the Fund.  You may also elect to change or terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the effective date of the next withdrawal by calling 1-800-251-1970 or writing to:

PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Payment of Redemption Proceeds

If you own your shares through a Servicing Agent, the Servicing Agent will credit your account promptly in accordance with the Servicing Agent’s procedures.  If you own your shares directly (in your own name), payments for telephone and written redemptions are normally made on the next business day, but no later than seven days after the receipt of a request that meets the requirements described above.  However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.  If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until they have been notified that the check used to purchase the shares has been collected, a process which may take up to 15 calendar days.  This delay may be avoided by investing by wire.

Other Redemption Considerations

When redeeming shares of the Fund, shareholders should consider the following:

1.	The redemption may result in a taxable gain;

2.
Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes.  If not, these redemptions will be subject to federal income tax withholding;

3.	The Fund may delay the payment of redemption proceeds for up to seven calendar days in all cases;

4.
If you purchased shares by check, the Fund may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 calendar days from the date of purchase); and

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5.
If your account balance falls below $500 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $500 or more.  If you do not, the Fund may close your account and mail the redemption proceeds to you.

The Fund may pay redemption requests “in kind.”  This means that the Fund will pay redemption requests entirely or partially with securities rather than with cash.  Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is a taxable event to you.

Exchange Privilege

As a shareholder, you have the privilege of exchanging shares between the Fund and any other PIA Fund with the same share class. However, you should note the following:

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;
•	All exchanges must be in amounts of $50 or more, unless you are opening a new account in a Fund. If you are opening a new account via exchange, the exchange must be for $1,000;
•	Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains depending on the length of time shares are held;
•
The Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected; and

•	If you have established telephone exchange privileges on your account, you can make a telephone request to exchange your shares for an additional $3 fee.

Inactive Accounts

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of the Fund’s shares by Fund shareholders.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. The Fund takes steps to reduce the frequency and effect of these activities.  These steps include monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise their judgment in implementing these tools to the best of their ability in a manner that is consistent with shareholder interests.

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Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because they do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, Quasar Distributors, LLC, the Fund’s distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in their daily NAV per share and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV per share is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when they calculate their NAV per share.  Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

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DISTRIBUTION OF FUND SHARES

Distributor

Quasar Distributors, LLC (“Quasar” or “Distributor”), an affiliate of U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Fund.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority.  Shares of the Fund are offered on a continuous basis.

Other Payments to Third Parties

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out if its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes substantially all of its net investment income monthly and substantially all of its capital gains annually.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year. You have two distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.

•	All Cash Option – Both dividend and capital gains distributions will be paid in cash.

You may make this election on the account application.  You may change your election by writing to the Transfer Agent or by calling 1-800-251-1970.  Your distributions will be taxed in the same manner whether you reinvest them in additional Fund shares or receive your dividends and capital gain distributions in cash.

TAX CONSEQUENCES

The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Code.  As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

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You will generally be taxed on the Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  Dividends are taxable to you as ordinary income or capital gains, depending on the source of such income to the Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  Since the Fund does not expect to invest in dividend-paying corporate stocks, dividends from the Fund will not be eligible for the lower tax rates applicable to qualified dividend income.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  An additional federal Medicare contribution tax of 3.8% may apply to non-corporate shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for married joint filers.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in the following January are taxable as if received the prior December.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in Fund shares.  You are responsible for any tax liabilities generated by your transaction.  The Code limits the deductibility of capital losses in certain circumstances.

In managing the Fund, the Adviser considers the tax effects of its investment decisions to be of secondary importance.  Shareholders should be aware that the Fund may make taxable distributions of income and capital gains even when share values have declined.

By law, the Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

Additional information concerning taxation of the Fund and its shareholders is contained in the SAI.  Investors should consult their own tax advisers regarding the consequences to them of an investment in the Fund.

INDEX DESCRIPTION
Please note that you cannot invest directly in an index.

The Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for Investor Class shares since its commencement of operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Annual Report, which is available upon request.

PIA High Yield Fund – Investor Class

	Year Ended November 30, 2012	December 31, 2010* through November 30, 2011
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.80	$10.00

Income From Investment Operations:
Net investment income	0.65	0.45
Net realized and unrealized gain/(loss) on investments and swap contracts	0.73	(0.21)
Total from investment operations	1.38	0.24

Less Distributions:
Distributions from net investment income	(0.67)	(0.44)
Total distributions	(0.67)	(0.44)

Net asset value, end of period	$10.51	$9.80

Total Return	14.42%	2.40	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$40,534	$14,793
Ratio of expenses to average net assets:
Net of fee waivers and expense reimbursements	0.98%	0.98	%+
Before fee waivers and expense reimbursements	1.30%	3.03	%+
Ratio of net investment income to average net assets:
Net of fee waivers and expense reimbursements	6.55%	5.67	%+
Before fee waivers and expense reimbursements	6.23%	3.62	%+
Portfolio turnover rate	36%	33	%++

* Commencement of operations.
+ Annualized for periods less than one year.
++    Not annualized for periods less than one year.

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Investment Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, California 90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103-3638

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker/dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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PN-1

PIA High Yield Fund

The Fund is a series of Advisors Series Trust

FOR MORE INFORMATION

To learn more about the Fund, you may want to read the Fund’s Statement of Additional Information (“SAI”) which contains additional information about the Fund.  The Fund has incorporated by reference the SAI into the Prospectus.  This means that you should consider the contents of the SAI to be part of the Prospectus.

Additional information about the Fund’s investments is available, without charge, upon request, in the Fund’s Annual and Semi-Annual Reports to shareholders (collectively, the “Shareholder Reports”).  In the Fund’s Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during its last fiscal year.

The SAI and the Shareholder Reports are all available to shareholders and prospective investors without charge on the Fund’s website at www.piamutualfunds.com.

Prospective investors and shareholders who have questions about the Fund may also call the following number or write to the following address:

PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202
1-800-251-1970

The general public can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.  (Please call (202) 551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available on the EDGAR Database at the Securities and Exchange Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

(The Trust’s SEC Investment Company Act file number is 811-07959.)

PIA High Yield Fund

Investor Class (PHYSX)

PROSPECTUS
March 30, 2013

P R O S P E C T U S

March 30, 2013

PIA High Yield Fund
Class A (            )

(the “Fund”)

The Fund is a series of
Advisors Series Trust

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

PIA High Yield Fund (“High Yield Fund” or “Fund”)

Investment Objectives

The High Yield Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 15 of the Fund’s statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 46 of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses(1)	0.83%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.74%
Less: Fee Waiver and Expense Reimbursement	-0.50%
Net Annual Fund Operating Expenses(2)	1.24%
(1)	Other expenses for Class A shares are based on estimated amounts for the current fiscal year.
(2)
Pacific Income Advisers, Inc. (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.23% of the Fund’s average daily net assets for Class A shares (the “Expense Cap”).  The Expense Cap will remain in effect through at least March 29, 2014, and may be terminated only by the Trust’s Board of Trustees (the “Board” or the “Trustees”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$521	$879	$1,261	$2,330

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments, defined as bonds (“junk bonds”), forward commitments, loan participations and assignments, and preferred stocks.  High yield instruments are securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality.

The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays U.S. Corporate High-Yield Index (the “Barclays Index”) at any point in time.  The Barclays Index had a duration of 4.12 years as of January 31, 2013. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies.  The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest up to 5% of its net assets in derivative instruments, such as options, futures contracts or swap agreements.  From time to time, the Fund may experience significant inflows; if this occurs, the Fund may invest up to 30% of its net assets in derivative instruments until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy.  A derivative is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  The Fund may invest in derivatives for both bona fide hedging purposes and for speculative purposes.  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe.  The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy.  The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure.  Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.  The Adviser may sell an investment as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

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Principal Risks of Investing in the Fund

Losing all or a portion of your investment is a risk of investing in the Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•	Risks Associated with High Yield Securities. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.
•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.
•	Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including responses to economic and political developments.
•
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other instruments falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities or derivative instruments held by the Fund at quoted market prices.
•
Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Preferred Stock Risk.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Foreign Securities and Emerging Markets Risk.  The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, decreased illiquidity and increased volatility.  Foreign companies may be subject to less regulation than U.S. companies.  Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

•
Currency Risk. The Fund is subject to the risk that foreign currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

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3

•
Newer Fund Risk.  The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
The following performance information provides some indication of the risks of investing in the High Yield Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance.  As of the date of this Prospectus, Class A shares had not commenced operations.  For that reason, the performance information below is that of the Fund’s Investor Class shares.   The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Calendar Year Total Return as of December 31 – Investor Class

During the period shown on the bar chart, the High Yield Fund’s Investor Class highest total return for a quarter was 5.48% (quarter ended December 31, 2011) and the lowest total return for a quarter was -4.11% (quarter ended September 30, 2011).

Average Annual Total Returns (for the periods ended December 31, 2012)	1 Year	Since Inception (12/31/2010)
Investor Class Shares*
Return before taxes	13.48%	8.89%
Return after taxes on distributions	10.85%	6.63%
Return after taxes on distributions and sale of Fund shares	8.71%	6.25%
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	15.81%	10.26%

*	Both classes of the Fund’s shares are invested in the same portfolio of securities. Annual returns will differ only to the extent the expenses of the classes differ.

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the High Yield Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

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Management

Investment Adviser:  Pacific Income Advisers, Inc. is the investment adviser of the Fund.

Portfolio Managers:  Mr. Robert E. Sydow, Senior Vice President, Mr. Kevin S. Buckle, CFA, Senior Vice President, Mr. James Lisko, Senior Vice President, are each lead co-portfolio managers, and Mr. Timothy Tarpening, Executive Vice President and Senior Portfolio Strategist, is a co-portfolio manager, and together they are primarily responsible for the day-to-day management of the Fund’s portfolio and serve as co-portfolio managers of the Fund.  Each has co-managed the Fund since its inception in December 2010.

Purchase and Sale of Fund Shares

You may purchase, exchange, or redeem Fund shares on any business day by written request via mail (PIA High Yield Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-251-1970, or through a financial intermediary.  You may also purchase and redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts for Class A shares are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$50
Retirement Accounts	$100	$50
Automatic Investment Plan	$50	$50

Tax Information

Fund distributions are taxable and will be taxed as ordinary income or capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred arrangement.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PORTFOLIO
HOLDINGS INFORMATION

The High Yield Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments, defined as bonds (“junk bonds”), forward commitments, loan participations and assignments, and preferred stocks.  High yield instruments are securities rated below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. This non-fundamental policy may only be changed upon 60 days’ prior written notice to shareholders.

Please remember that an investment objective is not a guarantee and there is no assurance that the Fund’s investment objectives can be achieved.  An investment in the Fund might not earn income and investors could lose money.

The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies.  The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

How We Invest Our Assets

In building a high yield portfolio, the Adviser considers the risk and opportunities presented by the industries within the high yield universe.  Since default rates are frequently clustered by industry, the Adviser believes this top down approach is an important component in the creation of a high yield portfolio.  The Adviser evaluates the bond issuers within the selected industries and identifies those securities which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy.  The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure.

The Adviser favors investments where it perceives risk and reward characteristics to be attractive versus the high yield market.  Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.  The Adviser believes these investments have the most opportunity for capital appreciation as the market over time begins to recognize this pricing inefficiency.

Duration is a measure of a debt security’s price sensitivity.  Duration takes into account the timing of a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  The longer a security’s duration, the more sensitive it will be to changes in interest rates.  Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. In contrast, maturity measures only the time until final payment is due.  The following are examples of the relationship between a bond’s maturity and its duration.  A 5% coupon bond having a ten-year maturity will have a duration of approximately 7.8 years.  Similarly, a 5% coupon bond having a three-year maturity will have a duration of approximately 2.8 years.  The weighted average duration of the High Yield Fund will normally range within two years (plus or minus) of the duration of the Barclays Index which was 4.12 years as of January 31, 2013.  The actual duration for the Fund will depend on the Adviser’s outlook on the shape of the yield curve of fixed income securities.

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Derivative Instruments

The High Yield Fund may invest up to 5% of its net assets in derivative instruments, such as debt futures contracts, option contracts, options on securities, options on debt futures, credit default swaps, interest rate swaps and other derivative instruments.  The Fund may sometimes use derivatives as a substitute for taking a position in bonds and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

The reasons for which the Fund will invest in futures, options and other derivatives are:

•	To keep cash on hand to meet shareholder redemption or other needs while simulating full investment in bonds;
•	To reduce the Fund’s transaction costs or for hedging purposes; and
•	To add value when these instruments are favorably priced.

Additionally, from time to time, the Fund may experience significant inflows; if this occurs, the Fund may invest up to 30% of its net assets in derivative instruments until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy.

Certain derivative transactions may be considered to constitute borrowing transactions for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).  The 1940 Act requires that the Fund’s assets exceed 300% of any borrowings by the Fund.  A derivative transaction will not be considered to constitute the issuance of a “senior security” by the Fund, and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements of the 1940 Act.

Temporary Defensive Investment Strategies

For temporary defensive purposes, the Adviser may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objectives.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Related Risks

There are a number of risks associated with the various securities in which the Fund will at times invest.  These include:

•
Risks Associated with High Yield Securities. The High Yield Fund will invest in high yield securities. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.  High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally thinner and less active than the market for higher quality securities.  This may limit the ability of the High Yield Fund to sell high yield securities at the prices at which they are being valued for purposes of calculating net asset value (“NAV”) per share.

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•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through its investments in debt securities and derivatives, including various types of swaps, futures, and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

•
Credit Risk.  The issuers of the bonds and other fixed income instruments held by the Fund may not be able to make interest or principal payments.  Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

•
Market Risk.  The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.  Because the value of the Fund’s shares will fluctuate, you could lose money.

•
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other fixed income instruments falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.  Historically, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

•
Liquidity Risk.  Certain fixed income securities or derivative instruments held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like.  As a result, the Fund may have to hold these securities or instruments longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security or instrument at a particular time and price.

•
Derivatives Risk. The Fund’s use of derivative instruments involves risks greater than the risks associated with investing directly in the securities in which they primarily invest.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.  Derivatives are also subject to market risk, interest rate risk, credit risk, counterparty risk and liquidity risk.  A Fund could lose more than the principal amount that it invests in derivative instruments.  Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.  In addition, the Fund’s use of derivatives may increase the taxes payable by shareholders.

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•
Leverage Risk.  Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.  Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Preferred Stock Risk.  The risk that the value of preferred stocks may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.

•
Foreign Securities and Emerging Markets Risk.  Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to U.S. companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  Investment in emerging markets involves risks in addition to those generally associated with investments in securities of foreign issuers, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

•
Currency Risk. The risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.  The Fund, as a participant in a loan, has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default.

•
Newer Fund Risk.  The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can liquidate the Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports are available by contacting the Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-800-251-1970 and at the SEC’s website at www.sec.gov.  A complete list of the Fund’s portfolio holdings as of each fiscal quarter-end and each month-end is also available on the Fund’s website at www.piamutualfunds.com within five to ten business days after the end of the period.

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MANAGEMENT OF THE FUND

Investment Adviser

Pacific Income Advisers, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California 90401, is the investment adviser to the Fund.  The Adviser has been in business since 1986.  As the investment adviser to the Fund, the Adviser manages the investment portfolio for the Fund.  It makes the decisions as to which securities to buy and which securities to sell.  The Fund pays the Adviser an annual investment management fee equal to 0.65% of the Fund’s average daily net assets.  For the fiscal year ended November 30, 2012, the Adviser received net management fees as a percentage of average daily net assets of 0.34% from the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement is included in the Fund’s Semi-Annual Report for the period ended May 31, 2012.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series, except for the PIA High Yield (MACS) Fund, PIA Short-Term Securities Fund, PIA Moderate Duration Bond Fund, PIA BBB Bond Fund, and PIA MBS Bond Fund.

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio.  Each portfolio manager has individual discretion to buy and sell securities within their defined sectors of responsibility.

Robert E. Sydow
Mr. Sydow joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Sydow managed high yield debt for Grandview Capital Management, LLC since 1999 .

Kevin S. Buckle, CFA
Mr. Buckle joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Buckle managed high yield debt for Grandview Capital Management, LLC since 2002.

James Lisko
Mr. Lisko joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Lisko managed high yield debt for Grandview Capital Management, LLC since 1999.

Timothy Tarpening
Mr. Tarpening joined the Adviser in 1993 and currently serves as the Adviser’s Executive Vice President and Senior Portfolio Strategist. Mr. Tarpening is a member of the Adviser’s three-person Macro Strategy Group responsible for portfolio construction, and he is also responsible for oversight of the Business Development Group.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Fund.

Similarly Managed Account Performance

The Fund is managed in a manner that is substantially similar to certain other accounts in a composite (the “High Yield Composite”) managed by the Adviser.  The High Yield Composite has investment objectives, policies, strategies and risks substantially similar to those of the Fund.  The individuals responsible for the management of the High Yield Composite are the same individuals responsible for the management of the Fund.  You should not consider the past performance of the High Yield Composite as indicative of the future performance of the Fund.

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The following tables set forth performance data relating to the historical performance of the High Yield Composite which represents all of the private accounts managed by the Adviser for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.  The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against appropriate indices and does not represent the performance of the Fund.  The private accounts that are included in the High Yield Composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act, or Subchapter M of the Internal Revenue Code of 1986, (the “Code”) as amended.  Consequently, the performance results for the Adviser’s High Yield Composite could have been adversely affected if the private accounts included in the High Yield Composite had been regulated as investment companies under the federal securities laws.

High Yield Composite Returns – as of December 31, 2012
	Annualized Returns
	1 Year	3 Years	5 Years	10 Years	Since Inception (3/1/99)
PIA High Yield Composite (Net)	13.90%	11.22%	10.10%	11.93%	9.42%
PIA High Yield Composite (Gross)	14.63%	11.87%	10.71%	12.51%	9.99%
Barclays U.S. Corporate High- Yield Index(1)	15.81%	11.86%	10.34%	10.62%	7.50%

(1)
The Barclays U.S. Corporate High-Yield Index covers the universe of fixed rate, non-investment grade debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Non-EMG countries refers to non-emerging market countries.  Original issue zeroes, step-up coupon structures, 144-As and pay-in-kind bonds (PIKs, as of October 1, 2009) are also included. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The Yankee sector has been discontinued as of 7/1/00. The bonds in the former Yankee sector have not been removed from the index, but have been reclassified into other sectors. You cannot invest directly in an index.

The High Yield Composite was created in March 1999 and is managed by the Adviser.  Returns are presented gross and net of fees and include the reinvestment of all income.  Gross and net of fee returns are net of all transaction costs.  Net of fee performance was calculated using the highest annual management fee of 0.65% (the High Yield Fund’s management fee), applied to the gross results on a monthly basis.  Prior to 3/31/11, the highest management fee was 0.50%.  The fees of the Fund differ from the fees of the High Yield Composite.  The fees and expenses associated with an investment in the High Yield Composite are generally lower than the fees and expenses (taking into account the Expense Cap) associated with an investment in the Fund, so that if the High Yield Composite’s expenses were adjusted for the Fund’s expenses, its performance would have been lower.

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Annual Disclosure Presentation – High Yield Composite

Composite Assets
Year End	Total firm assets (Millions) (2)	USD (Million)	Number of Accounts	% of Non-Fee Paying Accounts	% Carve Out
2012	$13,344	40	1	0	0
2011	$3,895	27	2	0	0
2010	4,387	11	1	100	0
2009	־	10	1	100	100
2008	־	8	1	100	100
2007	־	11	1	100	100
2006	־	14	1	100	100
2005	־	1,536	2	1	1
2004	־	1,522	3	1	1
2003	־	1,265	2	1	1
2002	־	888	2	1	1
2001	־	648	2	1	1
2000	־	465	2	1	1
1999(1)	־	507	2	1	1
  (1) 1999 is a partial period from March 1 through December 31.
  (2)  The PIA High Yield Composite was managed at another firm other than Pacific Income Advisers (“PIA”)
      prior to 2010, but had the same lead portfolio managers.

Annual Performance Results
Year End	Composite Gross	Composite Net	Barclays U.S. Corporate High-Yield Index	Composite 3 Year Ex-Post STD	Index 3 Year Ex-Post STD
2012	14.63	13.90	15.81	5.40	7.08
2011	4.44	3.81	4.98	7.23	11.09
2010	16.94	16.36	15.12	11.72	17.03
2009	44.33	43.63	58.21	11.57	16.93
2008	-17.70	-18.12	-26.16	10.14	13.41
2007	7.59	7.06	1.87	4.70	4.74
2006	18.61	18.03	11.85	4.63	3.95
2005	6.81	6.28	2.74	4.48	5.55
2004	16.00	15.43	11.13	4.14	8.38
2003	23.64	23.03	28.97	7.03	10.65
2002	11.63	11.08	-1.41	8.01	10.34
2001	7.14	6.60	5.28	N.A. (2)	N.A. (2)
2000	-8.42	-8.88	-5.86	N.A. (2)	N.A. (2)
1999(1)	4.81	4.38	1.49	N.A. (2)	N.A. (2)
   (1) 1999 is a partial period from March 1 through December 31.
   (2)  The 3 year Ex-post standard deviation isn’t presented since there are not 36 monthly returns available prior to this period.

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The High Yield Composite consists of portfolios whose major concentration is in high yield bonds, both public and private. Equity-linked securities purchased in conjunction with a debt security and equity securities obtained in exchange offers or insolvency proceedings, as well as leveraged corporate loans may also be included.  The portfolios are constrained to be substantially fully invested with minor cash holding.  On January 1, 2009, a substantially large equity position (which included several securities) became non-discretionary and was transferred from the portfolio when the client restricted the portfolio manager from selling the positions due to tax consequences.  Performance presented from March 1, 1999 through April 30, 2010, was generated while the Portfolio Managers were affiliated with a prior firm. The current Portfolio Management Team consists of the original members, less one, and they are the only individuals responsible for selecting the securities to buy and sell. Prior to November 1, 2010, the composite was named the U.S. High Yield Composite. The primary index was formerly the Credit Suisse High Yield Index. The index was changed to the Barclays U.S. Corporate High-Yield Index on May 1, 2010, since we believe it is more commonly recognized as the industry standard index for the high yield asset class. There is no minimum account size.

Pacific Income Advisers, Inc. is an autonomous investment management firm registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.  The firm maintains a complete list and description of composites, which is available upon request.

The U.S. Dollar is the currency used to express performance.  Returns are presented gross and net of management fees and include the reinvestment of all income.  Net of fee performance was calculated using the highest management fee of 0.65%.  Prior to 3/31/11, the highest management fee was 0.50%.  The highest management fee may change over time.  Since inception of the Composite, the dispersion number has not been applicable due to the insufficient number of portfolios (i.e., less than 6) for each calendar year.  Prior to November 1, 2010, carve-outs reflect the capping of cash to 8% of NAV on an account which represents the personal holdings of one of the portfolio managers in order to align such cash amount to the level typical of an institutional account. Policies for valuing portfolios, calculating performance, and preparing compliant presentations are available upon request.

The management fee schedule is as follows: 0.50% on the first $50 million, 0.45% on the next $50 million, and 0.40% on the balance.  Actual investment advisory fees incurred by clients may vary.

Pacific Income Advisers claims compliance with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS standards.   The GIPS® method of calculating performance differs from the SEC’s standardized method of calculating performance, and may produce different results. Pacific Income Advisers has been independently verified for the periods January 1, 1994 through September 30, 2012, by Ashland Partners & Company LLP.

Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards. The High Yield composite has been examined for the periods May 1, 2010 through September 30, 2012.  The verification and performance examination reports are available upon request.  Prior to May 1, 2010, the track record was reviewed for conformance with the portability requirements of GIPS standards.  The predecessor firm was also verified and the composite underwent a performance examination from inception in March 1999 to December 31, 2009 by Ashland Partners & Company LLP.

Results are based on fully discretionary accounts under management, including those accounts no longer with the firm.  Beginning May 1, 2010, composite policy requires the temporary removal of any portfolio incurring a client initiated significant cash inflow or outflow of 20% of portfolio assets or greater.  The temporary removal of such an account occurs at the beginning of the month in which the significant cash flow occurs and the account re-enters the composite the second full quarter after the cash flow, provided all other requirements for inclusion are met.  Additional information regarding the treatment of significant cash flows is available upon request.  Past performance is not indicative of future results.

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Fund Expenses
The Fund is responsible for its own operating expenses.  However, the Adviser has contractually agreed to waive all or a portion of its management fees and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.23% of average daily net assets for the Fund’s Class A shares through at least March 29, 2014.  The term of the Fund’s operating expense limitation agreement is indefinite, and it can only be terminated by the Board.  Any waiver in management fees or payment of Fund expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the expense limitation.  The Adviser may request recoupment for management fee waivers and Fund expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

FUND’S SHARE PRICE

Shares of the Fund are sold based on the NAV per share, plus any applicable sales charge.  The Fund normally calculates its NAV per share as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m., Eastern Time) on each day the NYSE is open for trading.  Shares of the Fund will not be priced and are not available for purchase when the NYSE and/or Federal Reserve are closed, including the following days:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.

The Fund will process purchase orders that it receives in good order and accept and redeem orders that it receives in good order prior to the close of regular trading on a day in which the NYSE is open at the NAV per share determined later that day.  The Fund will process purchase orders that it receives and accept and redeem orders that it receives after the close of regular trading at the NAV per share determined at the close of regular trading on the next day the NYSE is open.

Good order means that your purchase request includes (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your account application, and (4) a check payable to the Fund.

Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

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When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

Trading in Foreign Securities
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV per share is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV per share.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV per share in advance of the time the NAV per share is calculated.  The Adviser anticipates that the Fund’s portfolio holdings will be fair valued when market quotations for those holdings are considered unreliable.

PURCHASING SHARES

Description of Classes

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares.  The Fund has registered two classes of shares – Class A and Investor Class.  Investor Class shares are offered in a separate prospectus.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses as outlined below and may have different share prices:

•
Class A shares are charged a front-end sales load.  Class A shares are also charged a 0.25% Rule 12b-1 distribution and servicing fee.  Class A shares do not have a CDSC except that a charge of 0.75% applies to certain redemptions made within twelve months following purchases of $1,000,000 or more without an initial sales charge.

•
Investor Class shares do not impose a front-end sales charge, contingent deferred sales charge (“CDSC”) or Rule 12b-1 distribution servicing fee.  If you purchase Investor Class shares, you will pay the NAV per share next determined after the order is received.

More About Class A Shares

Class A shares of the Fund are retail shares that require that you pay a sales charge when you invest in the Fund unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) described earlier of 0.25% of average daily net assets, which are assessed against the shares of the Fund, and in certain situations, a CDSC.

If you purchase Class A shares of the Fund you will pay the public offering price (“POP”), which is the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint thresholds,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge is calculated as follows:

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Your Investment	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Your Investment(1)
Less than $25,000	4.00%	4.17%
$25,000 but less than $100,000	3.75%	3.90%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $750,000	2.00%	2.04%
$750,000 but less than $1 Million	1.50%	1.52%
$1 million and above(2)	0.00%	0.00%

(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
The Transfer Agent will assess a 0.75% CDSC on purchases of $1,000,000 or more if they are redeemed within twelve months of purchase, unless the dealer of record waived its commission.  The CDSC will be based on the value of your shares at the time of original purchase or their current market value, whichever is less.

The Fund’s Distributor (defined below) will receive all initial sales charges for the purchase of Class A shares of the Fund without a dealer of record.

Reducing Your Sales Charge
You may be able to reduce the sales charge on Class A shares of the Fund based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares of the Fund within 30 days of the date of the redemption.

•
By signing a Letter of Intent (“LOI”) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as a credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Reinvested dividends and capital gains do not count as purchases made during this period.  We will hold in escrow shares equal to approximately 4.00% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares on the expiration date.  Otherwise, we will release the escrowed shares when you have invested the agreed amount.

•
Rights of Accumulation (“ROA”) allow you to combine Class A shares of the Fund you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of the Fund already owned and adding the dollar amount of your current purchase.

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Eligible Accounts
Certain accounts may be aggregated for ROA eligibility, including your current investment in the Fund, and previous investments you and members of your primary household group have made in the Fund, provided your investment was subject to a sales charge.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

•	Individual or joint accounts held in your name;
•	Coverdell Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;
•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;
•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and
•
Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment “wrap accounts” or through an omnibus account maintained with the Fund by a broker-dealer.

Waiving Your Sales Charge
The Adviser reserves the right to waive the sales charges for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	The Trust;
o	The Adviser and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Current employees of:
o	The Transfer Agent;
o	Broker-dealers who act as selling agents for the Fund/Trust; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Distributor that allows for load-waived Class A shares purchases.

•	Qualified broker-dealers who have entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

The Fund also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your selling agent for further information.
Additional information regarding the Fund’s sales charges, breakpoint thresholds and waivers is available in the SAI and free of charge on the Fund’s website: www.piamutualfunds.com.  Click on “Breakpoints and Sales Loads.”

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How to Purchase Shares from the Fund

Read this Prospectus carefully.  Determine how much you want to invest, keeping in mind the following minimums:

New accounts

IRAs and qualified retirement plans	$100
Automatic Investment Plan	$50
All other accounts	$1,000

Existing accounts

Dividend reinvestment	No Minimum
All accounts	$50

Complete the account application carefully following the instructions.  For additional investments, please use the stub from an account statement or prepare a brief letter stating the registration of your account, the name of the Fund and your account number.  If you have any questions, please call 1-800-251-1970.

Investing directly by mail or by overnight delivery.  If you do not have a broker or your broker is not familiar with the Fund, you may invest directly by mail.  You may obtain an account application by contacting the call center at 1-800-251-1970.  Simply mail the account application with a check (made payable to the Fund) to the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), at the address below.

All checks must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  We are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the account application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-251-1970, if you need additional assistance when completing your account application.
If we do not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received. Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

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Shares of the Fund have not been registered for sale outside of the United States.  The Adviser generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to “PIA High Yield Fund”) to:

Regular Mail	Overnight Delivery
PIA High Yield Fund	PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Investing by wire. If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account is established, you may instruct your bank to send the wire payment.  Your bank must include both the name of the Fund you are purchasing and your name and account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit:  PIA High Yield Fund
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, please contact the Transfer Agent at 1-800-251-1970 to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your investment.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, please call the Transfer Agent.  Your bank may charge you a fee for sending a wire to the Fund.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

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Telephone Purchase

Investors may purchase additional shares of the Fund by calling 1-800-251-1970.  If you have accepted Telephone Options on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have submitted a voided check to have banking information established on your account prior to making a purchase.  Each telephone purchase must be in the amount of $50 or more.  There is a maximum purchase amount of $50,000 per Fund per day through the ACH network. Your shares will be purchased at the NAV per share, plus any applicable sales charge, calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m., Eastern Time.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Subsequent Investments

You may purchase additional shares of the Fund through your investment broker or dealer.  You can also send a check, with the stub from an account statement, to the Fund at the address noted above under “How to Purchase Shares from the Fund.”  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to send additional money for investment by wire, it is important for you to call the Fund at 1-800-251-1970.

Purchasing Shares from Broker-Dealers, Financial Institutions and Others

Some broker-dealers may sell shares of the Fund.  These broker-dealers may charge investors a fee either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser.

The Fund may enter into agreements with broker-dealers, financial institutions or other service providers (“Servicing Agents”) that may include the Fund as an investment alternative in the programs they offer or administer. Servicing agents may:

1.
Become shareholders of record of the Fund.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent.  This also means that purchases made through Servicing Agents are not subject to the Fund’s minimum purchase requirement;

2	Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund;

3.
Charge fees to their customers for the services they provide them.  Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers; and/or

4.
Be authorized to accept purchase orders on behalf of the Fund (and designate other Servicing Agents to accept purchase orders on the Fund’s behalf).  This means that the Fund will process the purchase order at the NAV per share which is determined following the Servicing Agent’s (or its designee’s) acceptance of the customer’s order.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent.  When you purchase shares through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis.  If the Servicing Agent does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

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Fund Mailings

Statements and reports that the Fund sends to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);
•	Annual and Semi-Annual shareholder reports (every six months); and
•	Quarterly account statements.

Householding

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Automatic Investment Plan

The Fund offers an automatic investment plan (“AIP”) allowing shareholders to make purchases on a regular and convenient basis

•	Automatic purchases of Fund shares can be made for as little as $50 per purchase.

•	You may elect to have your automatic purchase made on any day of the month. If these dates fall on a weekend or legal holiday, purchases will be made on the following business day.

•	The Fund does not currently charge a fee for an AIP, however, the Fund may charge a $25 fee if the automatic investment cannot be made for any reason.

•	If you redeem an account with an AIP to a zero balance, the AIP will be discontinued.

•	In order to participate in the AIP your bank must be a member of the ACH network.

•	Any change or termination of the AIP should be provided to the Transfer Agent at least five business days prior to the next automatic investment date.

Other Information about Purchasing Shares of the Fund

Please note that your account application will be returned if any information is missing.

The Fund may reject any account application for any reason.  Shares of the Fund are generally available in all states.

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The Fund will send investors a written confirmation for all purchases of shares.

The Fund offers the following retirement plans:

• Traditional IRA	• SEP IRA
• Roth IRA	• SIMPLE IRA

Investors can obtain further information about the IRAs by calling the Fund at 1-800-251-1970.  The Fund recommends that investors consult with a financial and tax adviser regarding the IRAs before investing through them.

REDEEMING SHARES
How to Redeem (Sell) Shares

You or your Servicing Agent have the right to redeem all or any portion of your shares of the Fund at its NAV per share on each day the NYSE is open for trading.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.

Redemptions through Servicing Agents

If you own your shares through a Servicing Agent, you will have to contact your Servicing Agent to redeem your shares.  The NAV per share for a redemption is that next calculated after receipt of the order from the Servicing Agent.  The Servicing Agent is responsible for forwarding any documents required in connection with a redemption, including a signature guarantee, and the Fund may cancel the order if these documents are not received promptly.  Your Servicing Agent may charge you a fee for handling your redemption transaction.

Redemptions for Direct Accounts

If you own your shares directly in your name through the Transfer Agent, you may redeem your shares by simply sending a written request to the Fund.  You should give your account number and state whether you want all or part of your shares redeemed.

The letter should be signed exactly as the shares are registered by all of the shareholders whose names appear on the account registration and sent to:

Regular Mail	Overnight Delivery
PIA High Yield Fund	PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

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Signature Guarantees – Financial Transactions

A signature guarantee of each owner is required to redeem shares in the following situations:

•	When ownership is being changed on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 15 days; and/or
•	For all redemptions in excess of $50,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

Send the letter of instruction to:
PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

How to Redeem (Sell) Shares by Telephone

Redemptions by telephone. If you have accepted Telephone Options on the account application and your Fund shares are held directly in your name, you may redeem shares up to $50,000 directly on any business day the NYSE is open by calling the Transfer Agent at 1-800-251-1970 before 4:00 p.m., Eastern Time.  Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated.  Redemption proceeds may also be sent to your designated bank account via electronic funds transfer through the ACH network.  To utilize the ACH network, you must have bank information on your account.  There is no charge for this service.  Proceeds are normally credited within three business days.  The minimum amount that may be wired is $1,000.  Wire charges will be deducted from redemption proceeds for complete redemptions.  In the case of a partial redemption, the $15 fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made for retirement plan accounts.

By using telephone redemption privileges, you authorize the Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the account application.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Fund may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

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Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

You may request telephone redemption privileges after your account is opened; however, the authorization form may require a separate signature guarantee, signature validation or other acceptable form of signature authentication from a financial institution.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Systematic Withdrawal Plan

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”).  If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100.  You may choose to receive a check on any day of the month you designate on the account application.  If the day you designate falls on a weekend or legal holiday, the distribution will take place on the following business day.  You may alternatively choose to receive a check each calendar quarter or annually.  Your Fund account must have a value of at least $10,000 in order to participate in the SWP.  The SWP may be terminated at any time by the Fund.  You may also elect to change or terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the effective date of the next withdrawal by calling 1-800-251-1970 or writing to:

PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Payment of Redemption Proceeds

If you own your shares through a Servicing Agent, the Servicing Agent will credit your account promptly in accordance with the Servicing Agent’s procedures.  If you own your shares directly (in your own name), payments for telephone and written redemptions are normally made on the next business day, but no later than seven days after the receipt of a request that meets the requirements described above.  However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.  If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until they have been notified that the check used to purchase the shares has been collected, a process which may take up to 15 calendar days.  This delay may be avoided by investing by wire.

Other Redemption Considerations

When redeeming shares of the Fund, shareholders should consider the following:

1.	The redemption may result in a taxable gain;

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2.
Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes.  If not, these redemptions will be subject to federal income tax withholding;

3.	The Fund may delay the payment of redemption proceeds for up to seven calendar days in all cases;

4.
If you purchased shares by check, the Fund may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 calendar days from the date of purchase); and

5.
If your account balance falls below $500 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $500 or more.  If you do not, the Fund may close your account and mail the redemption proceeds to you.

The Fund may pay redemption requests “in kind.”  This means that the Fund will pay redemption requests entirely or partially with securities rather than with cash.  Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is a taxable event to you.

Exchange Privilege

As a shareholder, you have the privilege of exchanging shares between the Fund and any other PIA Fund with the same share class. However, you should note the following:

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;
•	All exchanges must be in amounts of $50 or more, unless you are opening a new account in a Fund. If you are opening a new account via exchange, the exchange must be for $1,000;
•	Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains depending on the length of time shares are held;
•
The Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected; and

•	If you have established telephone exchange privileges on your account, you can make a telephone request to exchange your shares for an additional $3 fee.

Inactive Accounts

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of the Fund’s shares by Fund shareholders.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. The Fund takes steps to reduce the frequency and effect of these activities.  These steps include monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise their judgment in implementing these tools to the best of their ability in a manner that is consistent with shareholder interests.

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Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because they do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, Quasar Distributors, LLC, the Fund’s distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in their daily NAV per share and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV per share is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when they calculate their NAV per share.  Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

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DISTRIBUTION OF FUND SHARES
Distributor

Quasar Distributors, LLC (“Quasar” or “Distributor”), an affiliate of U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Fund.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority.  Shares of the Fund are offered on a continuous basis.

Distribution (Rule 12b-1) Fees

The Fund has adopted a Distribution and Service Plan under Rule 12b-1 (the “Plan”) under the 1940 Act for its Class A shares.  This Plan allows the Fund to use part of its assets (up to 0.25% of the Fund’s Class A shares’ average daily net assets) to pay sales, distribution and other fees for the sale of its shares and for services provided to investors.  Because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Payments to Third Parties

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out if its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes substantially all of its net investment income monthly and substantially all of its capital gains annually.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year. You have two distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.

•	All Cash Option – Both dividend and capital gains distributions will be paid in cash.

You may make this election on the account application.  You may change your election by writing to the Transfer Agent or by calling 1-800-251-1970.  Your distributions will be taxed in the same manner whether you reinvest them in additional Fund shares or receive your dividends and capital gain distributions in cash.

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TAX CONSEQUENCES

The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Code.  As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

You will generally be taxed on the Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  Dividends are taxable to you as ordinary income or capital gains, depending on the source of such income to the Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  Since the Fund does not expect to invest in dividend-paying corporate stocks, dividends from the Fund will not be eligible for the lower tax rates applicable to qualified dividend income.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  An additional federal Medicare contribution tax of 3.8% may apply to non-corporate shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for married joint filers.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in the following January are taxable as if received the prior December.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in Fund shares.  You are responsible for any tax liabilities generated by your transaction.  The Code limits the deductibility of capital losses in certain circumstances .

In managing the Fund, the Adviser considers the tax effects of its investment decisions to be of secondary importance.  Shareholders should be aware that the Fund may make taxable distributions of income and capital gains even when share values have declined.

By law, the Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

Additional information concerning taxation of the Fund and its shareholders is contained in the SAI.  Investors should consult their own tax advisers regarding the consequences to them of an investment in the Fund.

INDEX DESCRIPTION

Please note that you cannot invest directly in an index.

The Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance since its commencement of operations.  However, because the Fund’s Class A shares have not yet commenced operations, there are no related financial highlights.  The table below illustrates the financial performance of the Fund’s Investor Class shares for the periods shown as the information would be substantially the same for Class A shares since such shares are invested in the same portfolio of securities as Investor Class shares.  The annual returns for each class would differ only to the extent that the classes do not have the same fees and expenses.  The actual performance of Class A shares would have been lower than Investor Class shares due to the lower fees and expenses of Investor Class shares.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Annual Report, which is available upon request.  Financial highlights are not available at this time for Class A shares since Class A had not commenced operations prior to the date of this Prospectus.

PIA High Yield Fund – Investor Class

	Year Ended November 30, 2012	December 31, 2010* through November 30, 2011
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.80	$10.00

Income From Investment Operations:
Net investment income	0.65	0.45
Net realized and unrealized gain/(loss) on investments and swap contracts	0.73	(0.21)
Total from investment operations	1.38	0.24

Less Distributions:
Distributions from net investment income	(0.67)	(0.44)
Total distributions	(0.67)	(0.44)

Net asset value, end of period	$10.51	$9.80

Total Return	14.42%	2.40	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$40,534	$14,793
Ratio of expenses to average net assets:
Net of fee waivers and expense reimbursements	0.98%	0.98	%+
Before fee waivers and expense reimbursements	1.30%	3.03	%+
Ratio of net investment income to average net assets:
Net of fee waivers and expense reimbursements	6.55%	5.67	%+
Before fee waivers and expense reimbursements	6.23%	3.62	%+
Portfolio turnover rate	36%	33	%++

* Commencement of operations.
+ Annualized for periods less than one year.
++    Not annualized for periods less than one year.

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Investment Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, California 90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103-3638

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker/dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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PN-1

PIA High Yield Fund

The Fund is a series of Advisors Series Trust

FOR MORE INFORMATION

To learn more about the Fund, you may want to read the Fund’s Statement of Additional Information (“SAI”) which contains additional information about the Fund.  The Fund has incorporated by reference the SAI into the Prospectus.  This means that you should consider the contents of the SAI to be part of the Prospectus.

Additional information about the Fund’s investments is available, without charge, upon request, in the Fund’s Annual and Semi-Annual Reports to shareholders (collectively, the “Shareholder Reports”).  In the Fund’s Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during its last fiscal year.

The SAI and the Shareholder Reports are all available to shareholders and prospective investors without charge on the Fund’s website at www.piamutualfunds.com.

Prospective investors and shareholders who have questions about the Fund may also call the following number or write to the following address:

PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202
1-800-251-1970

The general public can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.  (Please call (202) 551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available on the EDGAR Database at the Securities and Exchange Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

(The Trust’s SEC Investment Company Act file number is 811-07959.)

PIA High Yield Fund

Class A (        )

PROSPECTUS
March 30, 2013

P R O S P E C T U S

March 30, 2013

PIA High Yield (MACS) Fund*
Managed Account Completion Shares (MACS)

(the “Fund”)

The Fund is a series of
Advisors Series Trust

*As of the date of this Prospectus, the Fund is not available for purchase.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

PIA High Yield (MACS) Fund (“High Yield (MACS) Fund” or “Fund”)

Investment Objectives

The High Yield (MACS) Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	MACS
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	1.03%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses	1.04%
Less: Expense Reimbursement	-1.03%
Net Annual Fund Operating Expenses(3)	0.01%
(1)	Other expenses are based on estimated Fund expenses for the current fiscal year.
(2)	Acquired Fund Fees and Expenses (“AFFE”) are based on estimated amounts for the current fiscal year.
(3)
Pacific Income Advisers, Inc. (the “Adviser”) will not charge a fee for its advisory services to the Fund.  However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which includes assets invested in the Fund.  The Adviser has agreed to pay for all operating expenses (excluding AFFE) incurred by the Fund through at least March 29, 2014.  This waiver arrangement may be discontinued by the Adviser at any time after March 29, 2014, as long as the Adviser provides Fund shareholders with written notice six months in advance of the discontinuance.  The table shows the net expenses of the Fund as 0.01% (without AFFE net expenses would be 0.00%) reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors (as such are defined in the statutory Prospectus).  Investors should carefully consider the separate fees charged in connection with investment in the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the voluntary expense limitation in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$1	$228

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments, defined as bonds (“junk bonds”), forward commitments, loan participations and assignments, and preferred stocks.  High yield instruments are securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality.

The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays U.S. Corporate High-Yield Index (the “Barclays Index”) at any point in time.  The Barclays Index had a duration of 4.12 as of January 31, 2013. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies. The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest up to 5% of its net assets in derivative instruments, such as options, futures contracts or swap agreements. From time to time, the Fund may experience significant inflows; if this occurs, the Fund may invest up to 30% of its net assets in derivative instruments until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy.  A derivative is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  The Fund may invest in derivatives for both bona fide hedging purposes and for speculative purposes.  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe.  The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy.  The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure.  Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.  The Adviser may sell an investment as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

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Principal Risks of Investing in the Fund

Losing all or a portion of your investment is a risk of investing in the Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•	Risks Associated with High Yield Securities. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.
•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.
•	Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including responses to economic and political developments.
•
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other instruments falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities or derivative instruments held by the Fund at quoted market prices.
•
Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Preferred Stock Risk.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Foreign Securities and Emerging Markets Risk.  The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, decreased illiquidity and increased volatility.  Foreign companies may be subject to less regulation than U.S. companies.  Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

•
Currency Risk. The Fund is subject to the risk that foreign currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

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•
New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Management

Investment Adviser:  Pacific Income Advisers, Inc. is the investment adviser of the Fund.

Portfolio Managers:  Mr. Robert E. Sydow, Senior Vice President, Mr. Kevin S. Buckle, CFA, Senior Vice President, Mr. James Lisko, Senior Vice President, are each lead co-portfolio managers, and Mr. Timothy Tarpening, Executive Vice President and Senior Portfolio Strategist, is a co-portfolio manager, and together they are primarily responsible for the day-to-day management of the Fund’s portfolio and serve as co-portfolio managers of the Fund.  Each has co-managed the Fund since its inception.

Purchase and Sale of Fund Shares

You may purchase, exchange, or redeem Fund shares on any business day by written request via mail (PIA High Yield (MACS) Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-251-1970, or through a financial intermediary.  You may also purchase and redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.  The Fund is not currently available for purchase.

Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$50
Retirement Accounts	$100	$50
Automatic Investment Plan	$50	$50

Tax Information

Fund distributions are taxable and will be taxed as ordinary income or capital gains, unless you invest through an individual retirement account (“IRA”), 401(k) plan, or other tax-deferred arrangement.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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4

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PORTFOLIO
HOLDINGS INFORMATION

The High Yield (MACS) Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments, defined as, bonds (“junk bonds”), forward commitments, loan participations and assignments and preferred stocks.  High yield instruments are securities rated below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality.  This non-fundamental policy may only be changed upon 60 days’ prior written notice to shareholders.

Please remember that an investment objective is not a guarantee and there is no assurance that the Fund’s investment objectives can be achieved.  An investment in the Fund might not earn income and investors could lose money.

The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies. The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

How We Invest Our Assets

In building a high yield portfolio, the Adviser considers the risk and opportunities presented by the industries within the high yield universe. Since default rates are frequently clustered by industry, the Adviser believes this top down approach is an important component in the creation of a high yield portfolio.  The Adviser evaluates the bond issuers within the selected industries and identifies those securities which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy. The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure.

The Adviser favors investments where it perceives risk and reward characteristics to be attractive versus the high yield market.  Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.  The Adviser believes these investments have the most opportunity for capital appreciation as the market over time begins to recognize this pricing inefficiency.

Duration is a measure of a debt security’s price sensitivity.  Duration takes into account the timing of a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. In contrast, maturity measures only the time until final payment is due.  The following are examples of the relationship between a bond’s maturity and its duration.  A 5% coupon bond having a ten-year maturity will have a duration of approximately 7.8 years.  Similarly, a 5% coupon bond having a three-year maturity will have a duration of approximately 2.8 years.  The weighted average duration of the High Yield (MACS) Fund will normally range within two years (plus or minus) of the duration of the Barclays Index which was 4.12 as of January 31, 2013. The actual duration for the Fund will depend on the Adviser’s outlook on the shape of the yield curve of fixed income securities.

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Derivative Instruments

The High Yield (MACS) Fund may invest up to 5% of its net assets in derivative instruments, such as debt futures contracts, option contracts, options on securities, options on debt futures, credit default swaps, interest rate swaps and other derivative instruments. The Fund may sometimes use derivatives as a substitute for taking a position in bonds and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

The reasons for which the Fund will invest in futures, options and other derivatives are:

•	To keep cash on hand to meet shareholder redemption or other needs while simulating full investment in bonds;
•	To reduce the Fund’s transaction costs or for hedging purposes; and
•	To add value when these instruments are favorably priced.

Additionally, from time to time, the Fund may experience significant inflows; if this occurs, the Fund may invest up to 30% of its net assets in derivative instruments until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy.

Certain derivative transactions may be considered to constitute borrowing transactions for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires that the Fund’s assets exceed 300% of any borrowings by the Fund.  A derivative transaction will not be considered to constitute the issuance of a “senior security” by the Fund, and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements of the 1940 Act.

Temporary Defensive Investment Strategies

For temporary defensive purposes, the Adviser may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objectives.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Related Risks

There are a number of risks associated with the various securities in which the Fund will at times invest.  These include:

•
Risks Associated with High Yield Securities. The High Yield (MACS) Fund will invest in high yield securities. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.  High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally thinner and less active than the market for higher quality securities.  This may limit the ability of the High Yield Fund to sell high yield securities at the prices at which they are being valued for purposes of calculating net asset value (“NAV”) per share.

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•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through its investments in debt securities and derivatives, including various types of swaps, futures, and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

•
Credit Risk.  The issuers of the bonds and other fixed income instruments held by the Fund may not be able to make interest or principal payments.  Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

•
Market Risk.  The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.  Because the value of the Fund’s shares will fluctuate, you could lose money.

•
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other fixed income instruments falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.  Historically, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

•
Liquidity Risk.  Certain fixed income securities or derivative instruments held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like.  As a result, the Fund may have to hold these securities or instruments longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security or instrument at a particular time and price.

•
Derivatives Risk. The Fund’s use of derivative instruments involves risks greater than the risks associated with investing directly in the securities in which they primarily invest.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.  Derivatives are also subject to market risk, interest rate risk, credit risk, counterparty risk and liquidity risk.  A Fund could lose more than the principal amount that it invests in derivative instruments.  Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.  In addition, the Fund’s use of derivatives may increase the taxes payable by shareholders.

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•
Leverage Risk.  Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Preferred Stock Risk.  The risk that the value of preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.

•
Foreign Securities and Emerging Markets Risk.  Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to U.S. companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  Investment in emerging markets involves risks in addition to those generally associated with investments in securities of foreign issuers, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

•
Currency Risk. The risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.  The Fund, as a participant in a loan, has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default.

•
New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can liquidate the Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”). Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports are available by contacting the Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-800-251-1970 and at the SEC’s website at www.sec.gov.  A complete list of the Fund’s portfolio holdings as of each fiscal quarter-end and each month-end is also available on the Fund’s website at www.piamutualfunds.com within five to ten business days after the end of the period.

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MANAGEMENT OF THE FUND

Investment Adviser

Pacific Income Advisers, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California 90401, is the investment adviser to the Fund.  The Adviser has been in business since 1986.  As the investment adviser to the Fund, the Adviser manages the investment portfolio for the Fund.  It makes the decisions as to which securities to buy and which securities to sell.  The Fund does not pay the Adviser an annual investment management fee.  However, investors in the Fund will be charged management fees by the Adviser and persons other than the Adviser, as described below. The following are eligible to invest in the Fund (“Eligible Investors”): (a) investment advisory clients of the Adviser, (b) participants in “wrap-fee” programs sponsored by investment advisers unaffiliated with the Fund or the Adviser (“sponsors”) that are advised by the Adviser, (c) clients of affiliated companies and (d) employees of the Adviser. Clients of the Adviser pay the Adviser an investment management fee to manage their assets, including assets invested in the Fund. Clients of the Adviser should read carefully any investment advisory agreement with the Adviser, which will disclose the investment management fee charged by the Adviser. Participants in “wrap-fee” programs should read carefully the “wrap-fee” brochure for these programs provided by the sponsor. The brochure is required to include information about the fees charged by the sponsor and the fees paid by the sponsor to the Adviser. Investors pay no additional fees or expenses to purchase shares of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement is included in the Fund’s Semi-Annual Report for the period ended May 31, 2012.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series, except for the PIA High Yield Fund, PIA Short-Term Securities Fund, PIA Moderate Duration Bond Fund, PIA BBB Bond Fund, and PIA MBS Bond Fund.

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio.  Each portfolio manager has individual discretion to buy and sell securities within their defined sectors of responsibility.

Robert E. Sydow
Mr. Sydow joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Sydow managed high yield debt for Grandview Capital Management, LLC since 1999.

Kevin S. Buckle, CFA
Mr. Buckle joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Buckle managed high yield debt for Grandview Capital Management, LLC since 2002.

James Lisko
Mr. Lisko joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Lisko managed high yield debt for Grandview Capital Management, LLC since 1999.

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Timothy Tarpening
Mr. Tarpening joined the Adviser in 1993 and currently serves as the Adviser’s Executive Vice President and Senior Portfolio Strategist.  Mr. Tarpening is a member of the Adviser’s three-person Macro Strategy Group responsible for portfolio construction, and he is also responsible for oversight of the Business Development Group.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Fund.

Similarly Managed Account Performance

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations.  When the Fund has completed a full calendar year of investment operations, this Prospectus will include charts that show calendar year total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to an appropriate benchmark index.  This information could serve as a basis for investors to evaluate the Fund’s performance and risks by looking at how the Fund’s performance varies from year to year and how the Fund’s performance compares to an appropriate broad-based securities market index.

The Fund will, however, be managed in a manner that is substantially similar to certain other accounts in a composite (the “High Yield Composite”) managed by the Adviser.  The High Yield Composite has investment objectives, policies, strategies and risks substantially similar to those of the Fund.  The individuals responsible for the management of the High Yield Composite are the same individuals responsible for the management of the Fund.  You should not consider the past performance of the High Yield Composite as indicative of the future performance of the Fund.

The following tables set forth performance data relating to the historical performance of the High Yield Composite which represents all of the private accounts managed by the Adviser for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.  The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against appropriate indices and does not represent the performance of the Fund.  The private accounts that are included in the High Yield Composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act, or Subchapter M of the Internal Revenue Code of 1986, (the “Code”) as amended.  Consequently, the performance results for the Adviser’s High Yield Composite could have been adversely affected if the private accounts included in the High Yield Composite had been regulated as investment companies under the federal securities laws.

High Yield Composite Returns – as of December 31, 2012
	Annualized Returns
	1 Year	3 Years	5 Years	10 Years	Since Inception (3/1/99)
PIA High Yield Composite (Net)	13.90%	11.22%	10.10%	11.93%	9.42%
PIA High Yield Composite (Gross)	14.63%	11.87%	10.71%	12.51%	9.99%
Barclays U.S. Corporate High- Yield Index(1)	15.81%	11.86%	10.34%	10.62%	7.50%

(1)
The Barclays U.S. Corporate High-Yield Index covers the universe of fixed rate, non-investment grade debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Non-EMG countries refers to non-emerging market countries.  Original issue zeroes, step-up coupon structures, 144-As and pay-in-kind bonds (PIKs, as of October 1, 2009) are also included. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The Yankee sector has been discontinued as of 7/1/00. The bonds in the former Yankee sector have not been removed from the index, but have been reclassified into other sectors. You cannot invest directly in an index.

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The High Yield Composite was created in March 1999 and is managed by the Adviser.  Returns are presented gross and net of fees and include the reinvestment of all income.  Gross and net of fee returns are net of all transaction costs.  Net of fee performance was calculated using the highest annual management fee of 0.65% (the management fee charged to the PIA High Yield Fund), applied to the gross results on a monthly basis.  Prior to 3/31/11, the highest management fee was 0.50%.  The fees of the Fund differ from the fees of the High Yield Composite.  The fees and expenses associated with an investment in the High Yield Composite are generally lower than the fees and expenses (taking into account the Expense Cap) associated with an investment in the Fund, so that if the High Yield Composite’s expenses were adjusted for the Fund’s expenses, its performance would have been lower.

Annual Disclosure Presentation – High Yield Composite

Composite Assets
Year End	Total firm assets (Millions) (2)	USD (Million)	Number of Accounts	% of Non-Fee Paying Accounts	% Carve Out
2012	$13,344	40	1	0	0
2011	$3,895	27	2	0	0
2010	4,387	11	1	100	0
2009	־	10	1	100	100
2008	־	8	1	100	100
2007	־	11	1	100	100
2006	־	14	1	100	100
2005	־	1,536	2	1	1
2004	־	1,522	3	1	1
2003	־	1,265	2	1	1
2002	־	888	2	1	1
2001	־	648	2	1	1
2000	־	465	2	1	1
1999(1)	־	507	2	1	1
(1)  1999 is a partial period from March 1 through December 31.
(2)  The PIA High Yield Composite was managed at another firm other than Pacific Income Advisers (“PIA”)
     prior to 2010, but had the same lead portfolio managers.

Annual Performance Results
Year End	Composite Gross	Composite Net	Barclays U.S. Corporate High-Yield Index	Composite 3 Year Ex-Post STD	Index 3 Year Ex-Post STD
2012	14.63	13.90	15.81	5.40	7.08
2011	4.44	3.81	4.98	7.23	11.09
2010	16.94	16.36	15.12	11.72	17.03
2009	44.33	43.63	58.21	11.57	16.93
2008	-17.70	-18.12	-26.16	10.14	13.41
2007	7.59	7.06	1.87	4.70	4.74
2006	18.61	18.03	11.85	4.63	3.95
2005	6.81	6.28	2.74	4.48	5.55
2004	16.00	15.43	11.13	4.14	8.38
2003	23.64	23.03	28.97	7.03	10.65
2002	11.63	11.08	-1.41	8.01	10.34

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Annual Performance Results
Year End	Composite Gross	Composite Net	Barclays U.S. Corporate High-Yield Index	Composite 3 Year Ex-Post STD	Index 3 Year Ex-Post STD

2001	7.14	6.60	5.28	N.A. (2)	N.A. (2)
2000	-8.42	-8.88	-5.86	N.A. (2)	N.A. (2)
1999(1)	4.81	4.38	1.49	N.A. (2)	N.A. (2)
(1)  1999 is a partial period from March 1 through December 31.
(2)  The 3 year Ex-post standard deviation isn’t presented since there are not 36 monthly returns available prior to this period.

The High Yield Composite consists of portfolios whose major concentration is in high yield bonds, both public and private. Equity-linked securities purchased in conjunction with a debt security and equity securities obtained in exchange offers or insolvency proceedings, as well as leveraged corporate loans may also be included.  The portfolios are constrained to be substantially fully invested with minor cash holding.  On January 1, 2009, a substantially large equity position (which included several securities) became non-discretionary and was transferred from the portfolio when the client restricted the portfolio manager from selling the positions due to tax consequences.  Performance presented from March 1, 1999 through April 30, 2010, was generated while the Portfolio Managers were affiliated with a prior firm.  The current Portfolio Management Team consists of the original members, less one, and they are the only individuals responsible for selecting the securities to buy and sell.  Prior to November 1, 2010, the composite was named the U.S. High Yield Composite. The primary index was formerly the Credit Suisse High Yield Index. The index was changed to the Barclays U.S. Corporate High-Yield Index on May 1, 2010, since we believe it is more commonly recognized as the industry standard index for the high yield asset class. There is no minimum account size.

Pacific Income Advisers, Inc. is an autonomous investment management firm registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.  The firm maintains a complete list and description of composites, which is available upon request.

The U.S. Dollar is the currency used to express performance.  Returns are presented gross and net of management fees and include the reinvestment of all income.  Net of fee performance was calculated using the highest management fee of 0.65%.  Prior to 3/31/11, the highest management fee was 0.50%.  The highest management fee may change over time. Since inception of the Composite, the dispersion number has not been applicable due to the insufficient number of portfolios (i.e., less than 6) for each calendar year. Prior to November 1, 2010, carve-outs reflect the capping of cash to 8% of NAV on an account which represents the personal holdings of one of the portfolio managers in order to align such cash amount to the level typical of an institutional account. Policies for valuing portfolios, calculating performance, and preparing compliant presentations are available upon request.

The management fee schedule is as follows: 0.50% on the first $50 million, 0.45% on the next $50 million, and 0.40% on the balance.  Actual investment advisory fees incurred by clients may vary.

Pacific Income Advisers claims compliance with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS standards.  The GIPS® method of calculating performance differs from the SEC’s standardized method of calculating performance, and may produce different results.  Pacific Income Advisers has been independently verified for the periods January 1, 1994 through September 30, 2012, by Ashland Partners & Company LLP.

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Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards. The High Yield composite has been examined for the periods May 1, 2010 through September 30, 2012.  The verification and performance examination reports are available upon request.  Prior to May 1, 2010, the track record was reviewed for conformance with the portability requirements of GIPS standards.  The predecessor firm was also verified and the composite underwent a performance examination from inception in March 1999 to December 31, 2009 by Ashland Partners & Company LLP.

Results are based on fully discretionary accounts under management, including those accounts no longer with the firm.  Beginning May 1, 2010, composite policy requires the temporary removal of any portfolio incurring a client initiated significant cash inflow or outflow of 20% of portfolio assets or greater.  The temporary removal of such an account occurs at the beginning of the month in which the significant cash flow occurs and the account re-enters the composite the second full quarter after the cash flow, provided all other requirements for inclusion are met.  Additional information regarding the treatment of significant cash flows is available upon request.  Past performance is not indicative of future results.

FUND’S SHARE PRICE

Shares of the Fund are sold based on the NAV per share.  The Fund normally calculates its NAV per share as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m., Eastern Time) on each day the NYSE is open for trading.  Shares of the Fund will not be priced and are not available for purchase when the NYSE and/or Federal Reserve are closed, including the following days:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.

The Fund will process purchase orders that it receives in good order and accept and redeem orders that it receives in good order prior to the close of regular trading on a day in which the NYSE is open at the NAV per share determined later that day.  The Fund will process purchase orders that it receives and accept and redeem orders that it receives after the close of regular trading at the NAV per share determined at the close of regular trading on the next day the NYSE is open.

Good order means that your purchase request includes (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your account application, and (4) a check payable to the Fund.

Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

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Trading in Foreign Securities
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV per share is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV per share.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV per share in advance of the time the NAV per share is calculated.  The Adviser anticipates that the Fund’s portfolio holdings will be fair valued when market quotations for those holdings are considered unreliable.

PURCHASING SHARES

Shares of the Fund are only offered to investment advisory clients of the Adviser either directly by the Adviser or through special arrangements entered into on behalf of the Fund with certain broker-dealers, financial institutions or other service providers (“Servicing Agents”).  These Servicing Agents will become shareholders of record of the Fund and have established procedures that investors must follow in purchasing shares.  Such procedures need not be identical among Servicing Agents.  These procedures should be carefully reviewed by investors.

Servicing Agents may charge fees to their customers for the services they provide them.  Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services the Servicing Agents provide to their customers.  Further, the Fund may authorize Servicing Agents to receive purchase orders on behalf of the Fund and to designate other Servicing Agents to receive purchase orders on the Fund’s behalf.  This means that the Fund will process the purchase order at the NAV per share that is determined following the Servicing Agent’s (or its designee’s) acceptance of the purchase order.

Investments in the Fund are subject to a $1,000 minimum initial investment, and subsequent investments are subject to a $50 minimum investment (other than subsequent investments pursuant to dividend reinvestment).  Purchase orders placed with a Servicing Agent prior to the close of regular trading on the NYSE will be priced at the applicable NAV per share determined that day.

If you are purchasing shares through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis.  If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

In compliance with the USA PATRIOT Act of 2001, please note that the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program.  As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-251-1970, if you need additional assistance when completing your account application.

If we do not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received. Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

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Shares of the Fund have not been registered for sale outside of the United States.  The Adviser generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

All checks must be in U.S. dollars drawn on a domestic bank.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.

The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.  It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.  The Fund reserves the right to reject any application.

Investing directly by mail or by overnight delivery.  If you are an investment advisory client of the Adviser and wish to invest by mail, simply complete the account application and mail it with a check (made payable to “PIA High Yield (MACS) Fund”) to:

Regular Mail	Overnight Delivery
PIA High Yield (MACS) Fund	PIA High Yield (MACS) Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

The Fund may reject any account application for any reason.  The Fund will send investors a written confirmation for all purchases of shares.

Investing by wire.  If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the address indicated above.  You may also fax the account application by calling the Transfer Agent at 1-800-251-1970 for a fax number.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instructions that should be given to your bank to send the wire payment.  Your bank must include both the name of the Fund you are purchasing and your name and account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

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U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit: PIA High Yield (MACS) Fund
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, please contact the Transfer Agent at 1-800-251-1970 to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your investment.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, please call the Transfer Agent.  Your bank may charge you a fee for sending a wire to the Fund.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Telephone Purchase

Investors may purchase additional shares of the Fund by calling 1-800-251-1970.  If you have acceptd Telephone Options on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have submitted a voided check to have banking information established on your account prior to making a purchase.  Each telephone purchase must be in the amount of $50 or more.  There is a maximum purchase amount of $50,000 per Fund per day through the ACH network.  Your shares will be purchased at the NAV per share calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m., Eastern Time.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Automatic Investment Plan

The Fund offers an automatic investment plan (“AIP”) allowing shareholders to make purchases on a regular and convenient basis.

•	Automatic purchases of Fund shares can be made for as little as $50 per purchase.

•	You may elect to have your automatic purchase made on any day of the month. If these dates fall on a weekend or legal holiday, purchases will be made on the following business day.

•	The Fund does not currently charge a fee for an AIP, however, the Fund may charge a $25 fee if the automatic investment cannot be made for any reason.

•	If you redeem an account with an AIP to a zero balance, the AIP will be discontinued.

•	In order to participate in the AIP your bank must be a member of the ACH network.

•	Any change or termination of the AIP should be provided to the Transfer Agent at least five business days prior to the next automatic investment date.

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Householding

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

REDEEMING SHARES
How to Redeem (Sell) Shares

You or your Servicing Agent have the right to redeem all or any portion of your shares of the Fund at their NAV per share on each day the NYSE is open for trading.  All redemption requests must be made directly or through the Servicing Agent from whom you purchased your shares.  The Servicing Agents have established procedures that investors must follow in selling (redeeming) shares.  Such procedures need not be identical among Servicing Agents.  These procedures should be carefully reviewed by investors.

Redemption requests placed with a Servicing Agent prior to the close of regular trading on the NYSE will be priced at the applicable NAV per share determined that day.  If a Servicing Agent receives the redemption request after the close of regular trading on the NYSE, or on a holiday, weekend or a day the NYSE is closed, then the Servicing Agent will process the redemption on the next business day.

If any portion of the shares to be redeemed represents an investment recently made by check, the Fund may delay the payment of redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to 15 calendar days from the purchase date.

Signature Guarantees – Financial Transactions

A signature guarantee of each owner is required to redeem shares in the following situations:

•	When ownership is being changed on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 15 days; and/or
•	For all redemptions in excess of $50,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

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Send the letter of instruction to:
PIA High Yield (MACS) Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

Other Redemption Considerations

When redeeming shares of the Fund, shareholders should consider the following:

1.	The redemption may result in a taxable gain.

2.	Payment of redemption proceeds will be made promptly, and in no event later than seven calendar days after the receipt of a redemption request.

3.
There are certain times when a shareholder may be unable to sell the Fund shares or receive proceeds.  Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by them is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

4.
If your account balance falls below $500 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $500 or more.  If you do not, the Fund may close your account and mail the redemption proceeds to you.

The Fund may pay redemption requests “in kind.”  This means that the Fund will pay redemption requests entirely or partially with securities rather than with cash.  Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is a taxable event to you.

How to Redeem (Sell) Shares by Telephone

Redemptions by telephone. If you have accepted Telephone Options on the account application and your Fund shares are held directly in your name, you may redeem shares up to $50,000 directly on any business day the NYSE is open by calling the Transfer Agent at 1-800-251-1970 before 4:00 p.m., Eastern Time.  Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated.  Redemption proceeds may also be sent to your designated bank account via electronic funds transfer through the ACH network.  To utilize the ACH network, you must have bank information on your account.  There is no charge for this service.  Proceeds are normally credited within three business days.  The minimum amount that may be wired is $1,000. Wire charges will be deducted from redemption proceeds for complete redemptions.  In the case of a partial redemption, the $15 fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made for retirement plan accounts.

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By using telephone redemption privileges, you authorize the Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the account application.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Fund may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

You may request telephone redemption privileges after your account is opened; however, the authorization form may require a separate signature guarantee, signature validation or other acceptable form of signature authentication from a financial institution.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Systematic Withdrawal Plan

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”).  If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100.  You may choose to receive a check on any day of the month you designate on the account application.  If the day you designate falls on a weekend or legal holiday, the distribution will take place on the following business day.  You may alternatively choose to receive a check each calendar quarter or annually.  Your Fund account must have a value of at least $10,000 in order to participate in the SWP.  The SWP may be terminated at any time by the Fund.  You may also elect to change or terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the effective date of the next withdrawal by calling 1-800-251-1970 or writing to:

PIA High Yield (MACS) Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Exchange Privilege

As a shareholder, you have the privilege of exchanging shares between the Fund and any other PIA Fund with the same share class. However, you should note the following:

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•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;
•	All exchanges must be in amounts of $50 or more, unless you are opening a new account in a Fund. If you are opening a new account via exchange, the exchange must be for $1,000;
•	Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains depending on the length of time shares are held;
•
The Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected; and

•	If you have established telephone exchange privileges on your account, you can make a telephone request to exchange your shares for an additional $3 fee.

Inactive Accounts

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of the Fund’s shares by Fund shareholders.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. The Fund takes steps to reduce the frequency and effect of these activities.  These steps include monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise their judgment in implementing these tools to the best of their ability in a manner that is consistent with shareholder interests.

Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because they do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, Quasar Distributors, LLC, the Fund’s distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

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Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in their daily NAV per share and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV per share is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when they calculate their NAV per share.  Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

Other Payments to Third Parties

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out if its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes substantially all of its net investment income monthly and substantially all of its capital gains annually.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.  You have two distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.

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•	All Cash Option – Both dividend and capital gains distributions will be paid in cash.

You may make this election on the account application.  You may change your election by writing to the Transfer Agent or by calling 1-800-251-1970.  Your distributions will be taxed in the same manner whether you reinvest them in additional Fund shares or receive your dividends and capital gain distributions in cash.

If you elect to receive dividends and capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.

TAX CONSEQUENCES

The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Code.  As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

You will generally be taxed on the Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  Dividends are taxable to you as ordinary income or capital gains, depending on the source of such income to the Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  Since the Fund does not expect to invest in dividend-paying corporate stocks, dividends from the Fund will not be eligible for the lower tax rates applicable to qualified dividend income.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  An additional federal Medicare contribution tax of 3.8% may apply to non-corporate shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for married joint filers.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in the following January are taxable as if received the prior December.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in Fund shares.  You are responsible for any tax liabilities generated by your transaction.  The Code limits the deductibility of capital losses in certain circumstances.

In managing the Fund, the Adviser considers the tax effects of its investment decisions to be of secondary importance.  Shareholders should be aware that the Fund may make taxable distributions of income and capital gains even when share values have declined.

By law, the Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

Additional information concerning taxation of the Fund and its shareholders is contained in the SAI.  Investors should consult their own tax advisers regarding the consequences to them of an investment in the Fund.

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FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Fund had not commenced operations prior to the date of this Prospectus.

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Investment Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, California 90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker/dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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PIA High Yield (MACS) Fund

The Fund is a series of Advisors Series Trust

FOR MORE INFORMATION

To learn more about the Fund, you may want to read the Fund’s Statement of Additional Information (“SAI”) which contains additional information about the Fund.  The Fund has incorporated by reference the SAI into the Prospectus.  This means that you should consider the contents of the SAI to be part of the Prospectus.

Additional information about the Fund’s investments is available, without charge, upon request, in the Fund’s Annual and Semi-Annual Reports to shareholders (collectively, the “Shareholder Reports”).  In the Fund’s Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during its last fiscal year.

The SAI and the Shareholder Reports are all available to shareholders and prospective investors without charge on the Fund’s website at www.piamutualfunds.com.

Prospective investors and shareholders who have questions about the Fund may also call the following number or write to the following address:

PIA High Yield (MACS) Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202
1-800-251-1970

The general public can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.  (Please call (202) 551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available on the EDGAR Database at the Securities and Exchange Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

(The Trust’s SEC Investment Company Act file number is 811-07959.)

PIA High Yield (MACS) Fund
Managed Account Completion Shares (MACS)

PROSPECTUS
March 30, 2013

Statement of Additional Information

Dated March 30, 2013

PIA High Yield Fund
Investor Class (PHYSX)
Class A (       )

PIA High Yield (MACS) Fund
Managed Account Completion Shares (MACS)

(each a “Fund” together, the “Funds”)

Each, a Series of

ADVISORS SERIES TRUST

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectuses dated March 30, 2013 (the “Prospectuses”) of Advisors Series Trust (the “Trust”) relating to each Fund.  Pacific Income Advisers, Inc. (the “Adviser”) is the investment adviser to the Funds.  Copies of the Prospectuses may be obtained by writing to the Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, by calling toll-free at 1-800-251-1970, or on the Funds’ website at www.piamutualfunds.com.

The PIA High Yield Fund’s audited financial statements and notes thereto for the fiscal year ended November 30, 2012 are contained in the Fund’s Annual Report and are incorporated by reference into this SAI.  A copy of the Annual Report may be obtained without charge by calling or writing the Funds as shown above or by visiting the Funds’ website at www.piamutualfunds.com.  Audited financial statements are not available for the PIA High Yield (MACS) Fund because the Fund had not commenced operations prior to the date of this SAI.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectuses dated March 30, 2013 and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust or the Funds.

This SAI does not constitute an offer to sell securities.

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FUND HISTORY AND CLASSIFICATION

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Registration with the U.S. Securities and Exchange Commission (“SEC”) does not involve supervision of the management or policies of the Funds.  The Prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee.  The PIA High Yield Fund (“High Yield Fund”) commenced operations on December 31, 2010.  As of the date of this SAI, the PIA High Yield (MACS) Fund (“High Yield (MACS) Fund”) had not yet commenced operations.

Diversification

Each Fund is diversified. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security. This means that, as to 75% of a Fund’s total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer.  However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. In that case, the Fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal securities laws.

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens the Fund would take such action as is reasonable given the Fund’s objective.

Recent Regulatory Events

Legal, tax and regulatory changes could occur that may adversely affect the Funds and their ability to pursue their investment strategies and/or increase the costs of implementing such strategies.  The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission (“CFTC”), the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the High Yield Fund.  The Fund and the Adviser are therefore not subject to registration or regulation as a pool operator under the CEA.  Effective December 31, 2012, in order to claim the Rule 4.5 exemption, the Fund is significantly limited in its ability to invest in commodity futures, options and swaps (including securities futures, broad-based stock index futures and financial futures contracts).  As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Recent Economic Events

Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Funds.  In response to the global financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist, including, without limitation, a weak consumer weighed down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU.  These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions. A return to unfavorable economic conditions could impair the Funds’ ability to execute their investment strategies.

The discussion below supplements information contained in the Funds’ Prospectuses as to investment policies of the Funds.

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High Yield and Other Securities

Each Fund will invest in debt securities, including bonds and debentures (which are long-term) and notes (which may be short- or long-term).  Each Fund will invest in securities that are rated below investment grade or non-rated. Investments in high yield securities (i.e., less than investment grade), while providing greater income and opportunity for gain than investments in higher-rated securities, entail relatively greater risk of loss of income or principal.  Lower-grade obligations are commonly referred to as “junk bonds.”  Market prices of high-yield, lower-grade obligations may fluctuate more than market prices of higher-rated securities.  Lower grade, fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated obligations which, assuming no change in their fundamental quality, react primarily to fluctuations in the general level of interest rates.

Each Fund may purchase unrated securities. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the securities comparative credit rating.

The high yield market at times is subject to substantial volatility.  An economic downturn or increase in interest rates may have a more significant effect on high yield securities and their markets, as well as on the ability of securities’ issuers to repay principal and interest.  Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders.  During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.

The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a high yield security owned by a Fund defaults, the Fund may incur additional expenses in seeking recovery.  Periods of economic uncertainty and changes can be expected to result in increased volatility of the market prices of high yield securities and a Fund’s NAV per share.  Yields on high yield securities will fluctuate over time.  Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and therefore tend to be more volatile than the market prices of securities which pay interest periodically and in cash.

Certain securities held by each Fund including high yield securities, may contain redemption or call provisions.  If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investor.  Conversely, a high yield security’s value will decrease in a rising interest rate market, as will a Fund’s net assets.

The secondary market for high yield securities may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for each Fund to accurately value high yield securities or dispose of them.  To the extent a Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, liquidity difficulties, and judgment will play a greater role in valuation because there is less reliable and objective data available.

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Special tax considerations are associated with investing in high yield bonds structured as zero coupon or pay-in-kind securities.  The Funds will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.  Further, the Funds must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax law.  Accordingly, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities.  Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser monitors the issuers of high yield securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities’ liquidity so the Fund can meet redemption requests.  To the extent that a Fund invests in high yield securities, the achievement of its investment objective may be more dependent on the Adviser’s credit analysis than would be the case for higher quality bonds.  The Funds may retain a portfolio security whose rating has been changed.

Loan Participations and Assignments

Each Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. A Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which each Fund intends to invest may not be rated by any nationally recognized rating service. Each Fund may invest in debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered security (i.e., security not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, a Fund’s only recourse will be against the property securing the DIP financing. A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower. A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, a Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer the Funds more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. A Fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Funds bear a substantial risk of losing the entire amount invested.

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Each Fund is diversified and limits the amount of its total assets that it will invest in any one issuer and a Fund limits the amount of its total assets that it will invest in issuers within the same industry (see “Investment Restrictions”). For purposes of these limits, a Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require a Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers.”  Treating a financial intermediary as an issuer of indebtedness may restrict the Funds’ ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.  Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what PIA believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s net asset value (“NAV”) than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, each Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of a Fund’s limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, each Fund relies upon the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

Warrants to Purchase Securities

Each Fund may invest in or acquire warrants to purchase equity securities. Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value. The Funds will not invest more than 5% of their net assets in warrants to purchase securities.  Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

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Illiquid Securities

Each Fund has limited its holdings in illiquid securities to 15% of the value of its net assets.  The investments included as illiquid securities are (i) those which cannot freely be sold for legal reasons, although securities eligible to be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, may be considered liquid; (ii) fixed time deposits subject to withdrawal penalties, other than overnight deposits; (iii) repurchase agreements having a maturity of more than seven days; and (iv) investments for which market quotations are not readily available. The Funds do not generally expect to own any investments for which market quotations are not available.  However, illiquid securities do not include obligations which are payable at principal amount plus accrued interest within seven days after purchase.  The Board has delegated to the Adviser the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations.  Although no definite quality criteria are used, the Board has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of the securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors.  Investing in Rule 144A securities could have the effect of decreasing the liquidity of a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Leverage

From time to time a Fund may increase its ownership of securities by borrowing on a secured or unsecured basis at fixed and floating rates of interest and investing the borrowed funds.  It is not anticipated that the Funds will use their borrowing power to an extent greater than 25% of the value of their total assets.  Borrowings will be made only from banks and only to the extent that the value of the assets of a Fund, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, after giving effect to the proposed borrowing.  If the value of the assets of a Fund so computed should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet such 300% coverage.  Since substantially all of the assets of the Funds fluctuate in value, but borrowing obligations may be fixed, the net asset value (“NAV”) per share of each Fund will correspondingly tend to increase and decrease in value more than otherwise would be the case.

Lending Portfolio Securities

Each Fund may, to increase the income, lend its securities on a short- or long-term basis to brokers, dealers and financial institutions if (i) the loan is collateralized in accordance with applicable regulatory guidelines (the “Guidelines”) and (ii) after any loan, the value of the securities loaned does not exceed 25% of the value of its total assets.  Under the present Guidelines (which are subject to change) the loan collateral must be, on each business day, at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or U.S. Government securities.  To be acceptable as collateral, a letter of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter of credit.  Such terms and the issuing bank would have to be satisfactory to the Funds.  Any loan might be secured by any one or more of the three types of collateral.  Each Fund currently expects to invest the collateral received in government money market funds, agency securities, or the highest quality commercial paper.

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Each Fund receives amounts equal to the interest or other distributions on loaned securities and also receives one or more of the negotiated loan fees, interest on securities used as collateral or interest on the securities purchased with such collateral, either of which type of interest may be shared with the borrower.  Each Fund may also pay reasonable finder’s, custodian and administrative fees but only to persons not affiliated with the Trust.  The Funds will not have the right to vote securities on loan, but the terms of the loan will permit a Fund to terminate the loan and thus reacquire the loaned securities on three days’ notice.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower.  Each Fund will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.  In addition, the Funds are exposed to the risk of delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower become insolvent.  As well, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Funds will have to cover the loss when repaying the collateral.

Hedging Instruments

Each Fund may engage in hedging.  Hedging may be used in an attempt to (i) protect against declines or possible declines in the market values of securities held in a Fund’s portfolio (“short hedging”) or (ii) establish a position in the securities markets as a substitute for the purchase of individual securities (“long hedging”).  A Fund so authorized may engage in short hedging in an attempt to protect that Fund’s value against anticipated downward trends in the securities markets or engage in long hedging as a substitute for the purchase of securities, which may then be purchased in an orderly fashion.  It is expected that when a Fund is engaging in long hedging, it would, in the normal course, purchase securities and terminate the hedging position, but under unusual market conditions such a hedging position may be terminated without the corresponding purchase of securities.  The various hedging instruments which a Fund may use are discussed below.

Options on Securities

An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires.  The buyer of a call obtains, in exchange for a premium that is paid to the seller, or “writer,” of the call, the right to purchase the underlying security. The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium.  Options have standardized terms, including the exercise price and expiration time; listed options are traded on national securities exchanges that provide a secondary market in which holders or writers can close out their positions by offsetting sales and purchases.  The premium paid to a writer is not a down payment; it is a nonrefundable payment from a buyer to a seller for the rights conveyed by the option.  A premium has two components:  the intrinsic value and the time value.  The intrinsic value represents the difference between the current price of the securities and the exercise price at which the securities will be sold pursuant to the terms of the option.  The time value is the sum of money investors are willing to pay for the option in the hope that, at some time before expiration, it will increase in value because of a change in the price of the underlying security.

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One risk of any put or call that is held is that the put or call is a wasting asset.  If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid.  In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out.  Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

Call Options on Securities.  When a Fund writes a call, it receives a premium and agrees to sell the related investments to the purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period.  If the call is exercised, the Fund forgoes any gain from an increase in the market price over the exercise price.

To terminate its obligation on a call which it has written, the Fund that wrote the call may purchase a call in a “closing purchase transaction.”  A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased.  A profit may also be realized if the call lapses unexercised, because the Fund that wrote the call retains the premium received.  All call options written by a Fund must be “covered.”  For a call to be “covered” (i) the Fund must own the underlying security or have an absolute and immediate right to acquire that security without payment of additional cash consideration; (ii) the Fund must maintain cash or liquid securities adequate to purchase the security; or (iii) any combination of (i) or (ii).

When a Fund buys a call, it pays a premium and has the right to buy the related investments from the seller of the call during the call period at a fixed exercise price.  The Fund that bought the call benefits only if the market price of the related investment is above the call price plus the premium paid during the call period and the call is either exercised or sold at a profit.  If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date, and that Fund will lose its premium payment and the right to purchase the related investment.

Put Options on Securities.  When a Fund buys a put, it pays a premium and has the right to sell the related investment to the seller of the put during the put period (usually not more than nine months) at a fixed exercise price.  Buying a protective put permits a Fund to protect itself during the put period against a decline in the value of the related investment below the exercise price by having the right to sell the investment through the exercise of the put.

When a Fund writes a put option it receives a premium and has the same obligations to a purchaser of such a put as are indicated above as its rights when it purchases such a put.  A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction. A profit may also be realized if the put lapses unexercised, because the Fund retains the premium received.  All put options written by the Funds must be “covered.”  For a put to be “covered,” the Funds must maintain cash or liquid securities equal to the option price.

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Options on Securities Indices.  Each Fund may purchase and write (sell) covered call and put options on securities indices listed on U.S. securities exchange or traded in the OTC market.  A securities index option written by a Fund would obligate it, upon exercise of the options, to pay a cash settlement, rather than to deliver or purchase actual securities, to the option holder.  Although a Fund will not ordinarily own all of the securities comprising the indices on which it writes call and put options, such options will usually be written on those indices which correspond most closely to the composition of the Fund’s portfolio.  Each Fund may purchase or sell call and put options in order to terminate its obligations under options it has written.

Debt Futures

Each Fund may invest in futures contracts on debt securities (“Debt Futures” or “Futures”) or options on Debt Futures.

A futures contract is a commitment to buy or sell a specific product at a currently determined market price, for delivery at a predetermined future date.  The futures contract is uniform as to quantity, quality and delivery time for a specified underlying product.  The commitment is executed in a designated contract market – a futures exchange – that maintains facilities for continuous trading.  The buyer and seller of the futures contract are both required to make a deposit of cash or U.S. Treasury Bills with their brokers equal to a varying specified percentage of the contract amount; the deposit is known as initial margin.  Since ownership of the underlying product is not being transferred, the margin deposit is not a down payment; it is a security deposit to protect against nonperformance of the contract. No credit is being extended, and no interest expense accrues on the non-margined value of the contract.  The contract is marked to market every day, and the profits and losses resulting from the daily change are reflected in the accounts of the buyer and seller of the contract.  A profit in excess of the initial deposit can be withdrawn, but a loss may require an additional payment, known as variation margin, if the loss causes the equity in the account to fall below an established maintenance level.  Each Fund will maintain cash or liquid securities sufficient to cover its obligations under each futures contract that it has entered into.

To liquidate a futures position before the contract expiration date, a buyer simply sells the contract, and the seller of the contract simply buys the contract, on the futures exchange.  However, the entire value of the contract does not change hands; only the gains and losses on the contract since the preceding day are credited and debited to the accounts of the buyers and sellers, just as on every other preceding trading day, and the positions are closed out.

One risk in employing Futures to attempt to protect against declines in the value of the securities held by a Fund is the possibility that the prices of Futures will correlate imperfectly with the behavior of the market value of that Fund’s securities.  The ordinary spreads between prices in the cash and futures markets, due to differences in those markets, are subject to distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. The liquidity of the Futures being considered for purchase or sale by a Fund will be a factor in their selection by the Adviser.  Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

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It is possible that, where a Fund has sold Futures in a short hedge, the market may advance but the value of the securities held by the Fund may decline.  If this occurred, that Fund would lose money on the Future and also experience a decline in the value of its securities. Where Futures are purchased in a long hedge, it is possible that the market may decline; if the Fund then decides not to invest in securities at that time because of concern as to possible further market decline or for other reasons, that Fund will realize a loss on the Future that is not offset by a reduction in the price of any securities purchased.

Options on Debt Futures

Options on Futures are similar to options on securities, except that the related investment is not a security, but a Future.  Thus, the buyer of a call option obtains the right to purchase a Future at a specified price during the life of the option, and the buyer of a put option obtains the right to sell a Future at a specified price during the life of the option.  The options are traded on an expiration cycle based on the expiration cycle of the underlying Future.  Each Fund may buy options on debt futures and may also write (sell) covered call and put options on debt futures.

The risks of options on Futures are similar to those of options on securities and also include the risks inherent in the underlying Futures.

Special Risks of Hedging Strategies

Participation in the options or futures markets involves investment risks and transactions costs to which each Fund would not be subject absent the use of these strategies.  In particular, the loss from investing in futures contracts is potentially unlimited.  If the Adviser’s prediction of movements in the securities and interest rate markets is inaccurate, a Fund could be in a worse position than if such strategies were not used.  Risks inherent in the use of options, futures contracts and options on futures contracts include:  (1) dependence on the Adviser’s ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time.

Limitations on Options and Futures

Transactions in options by the Funds will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers.  Thus, the number of options which a Fund may write or hold may be affected by options written or held by other investment advisory clients of the Adviser and its affiliates.  Position limits also apply to Futures. An exchange may order the liquidations of positions found to be in excess of these limits, and it may impose certain sanctions.

Swaps

Credit Default Swaps.  Each Fund may enter into credit default swap agreements.  The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by the Funds.  The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation.  A credit event is typically a default, restructuring or bankruptcy.

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Each Fund may be either the buyer or seller in the transaction.  As a seller, a Fund receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs.  If a credit event occurs, a Fund typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation.  The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly.  Credit default swaps are subject to general market risk, liquidity risk and credit risk.  If a Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment. In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

Each Fund may also invest in credit default swap index products and in options on credit default swap index products.  These instruments are designed to track representative segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans.  Such investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps discussed above.  Each Fund reserves the right to invest in similar instruments that may become available in the future.

Each Fund may also use credit default swap indices.  The individual credits underlying these credit default swap indices may be rated above BBB, below BBB or non-rated.

Temporary Investments

Each Fund may invest in cash and money market securities.  A Fund may do so to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities.  Money market securities include treasury bills, short-term investment-grade fixed income securities, bankers’ acceptances, money market funds, commercial paper, commercial paper master notes and repurchase agreements.

Each Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, within the two highest rating categories by a nationally recognized securities rating organization (“NRSRO”).

Each Fund may enter into repurchase agreements.  A repurchase agreement transaction occurs when, at the time a Fund purchases a security, that Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future.  Such securities are referred to as the “Resold Securities.”  The Adviser will consider the creditworthiness of any vendor of repurchase agreements.  The resale price will be in excess of the purchase price in that it reflects an agreed upon market interest rate effective for the period of time during which a Fund’s money is invested in the Resold Securities.  The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Funds’ risk is limited to the ability of the vendor to pay the agreed-upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest.  These risks are minimized when a Fund holds a perfected security interest in the Resold Securities and can therefore resell the instrument promptly.  Repurchase agreements can be considered as loans “collateralized” by the Resold Securities, such agreements being defined as “loans” in the Investment Company Act of 1940, as amended (the “1940 Act”).  The return on such “collateral” may be more or less than that from the repurchase agreement.  The Resold Securities will be marked to market every business day so that the value of the “collateral” is at least equal to the value of the loan, including the accrued interest earned thereon.  All Resold Securities will be held by the Funds’ custodian or another bank either directly or through a securities depository.

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Each Fund may invest in shares of other investment companies.  Each Fund may invest in money market mutual funds in connection with its management of daily cash positions.  Each Fund currently intends to limit its investments in securities issued by other investment companies (except for money market funds) so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole.  In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, a Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

U.S. Government Securities and Mortgage-Backed Securities

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments.  Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses.  Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates.  Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy.  Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities, and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities.  It is possible that such limited liquidity in such secondary markets could continue or worsen.

As used in this SAI, the term “U.S. Government securities” means securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

Securities issued or guaranteed by the U.S. Government include a variety of Treasury securities (i.e., securities issued by the U.S. Government) that differ only in their interest rates, maturities and dates of issuance.  Treasury Bills have maturities of one year or less.  Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.  Zero coupon Treasury securities consist of Treasury Notes and Bonds that have been stripped of their unmatured interest coupons.

U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, the Inter-American Development Bank, the Asian Development Bank, the Student Loan Marketing Association and the International Bank for Reconstruction and Development.

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Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  A Fund investing in U.S. Government securities will invest in securities of such instrumentality only when the Adviser is satisfied that the credit risk with respect to any instrumentality is acceptable.

Among the U.S. Government securities that a Fund investing in U.S. Government securities may purchase are “mortgage-backed securities” of the Government National Mortgage Association (“Ginnie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”).  These mortgage-backed securities include “pass-through” securities and “participation certificates;” both are similar, representing pools of mortgages that are assembled, with interests sold in the pool; the assembly is made by an “issuer” which assembles the mortgages in the pool and passes through payments of principal and interest for a fee payable to it.  Payments of principal and interest by individual mortgagors are “passed through” to the holders of the interest in the pool.  Thus, the monthly or other regular payments on pass-through securities and participation certificates include payments of principal (including prepayments on mortgages in the pool) rather than only interest payments.  Another type of mortgage-backed security is the “collateralized mortgage obligation” or “CMO,” which is similar to a conventional bond (in that it makes fixed interest payments and has an established maturity date) and is secured by groups of individual mortgages.  Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States, but their yield is not guaranteed.  Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.  It is possible that the availability and the marketability (i.e., liquidity) of these securities discussed in this paragraph could be adversely affected by actions of the U.S. Government to tighten the availability of its credit or to affect adversely the tax effects of owning them.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed to be the Conservator of Freddie Mac and Fannie Mae for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities.  The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets.  These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities.  As a result, if a Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated.  A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value.  Conversely, if a Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity and market value.

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Prepayments on a pool of mortgage loans are influenced by a variety of factors, including economic conditions, changes in mortgagors’ housing needs, job transfer, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.  The timing and level of prepayments cannot be predicted.  Generally, however, prepayments on adjustable rate mortgage loans and fixed rate mortgage loans will increase during a period of falling mortgage interest rates and decrease during a period of rising mortgage interest rates.  Accordingly, the amounts of prepayments available for reinvestment by a Fund are likely to be greater during a period of declining mortgage interest rates.  If general interest rates also decline, such prepayments are likely to be reinvested at lower interest rates than a Fund was earning on the mortgage-backed securities that were prepaid.

Certain mortgage loans underlying the mortgage-backed securities in which a Fund may invest will be adjustable rate mortgage loans (“ARMs”).  ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time.  Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”).  The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

There are two main categories of indexes which provide the basis for rate adjustments on ARMs:  those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates.  Commonly utilized indexes include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one year London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates.  Some indexes, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels.  Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.  The degree of volatility in the market value of a Fund’s portfolio and therefore in the NAV per share of the Fund will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indexes.

Adjustable interest rates can cause payment increases that some mortgagors may find difficult to make.  However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARMs.  Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the Maximum Adjustment).  Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs.  Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month.  In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization, and is repaid through future monthly payments.  It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers.  In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or accelerated amortization) further reduces the principal balance of the ARM.  Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate.  As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments.  These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

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The mortgage loans underlying other mortgage-backed securities in which each Fund may invest will be fixed rate mortgage loans.  Generally, fixed rate mortgage loans eligible for inclusion in a mortgage pool will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years.  Fixed rate mortgage loans generally provide for monthly payments of principal and interest in substantially equal installments for the contractual term of the mortgage note in sufficient amounts to fully amortize principal by maturity although certain fixed rate mortgage loans provide for a large final “balloon” payment upon maturity.

CMOs are issued in multiple classes.  Each class of CMOs, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date.  Principal prepayments on the mortgage loans or other assets (“Mortgage Assets”) underlying the CMOs may cause some or all of the class of CMOs to be retired substantially earlier than their final distribution dates.  Generally interest is paid or accrued on all classes of CMOs on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways.  In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates.  Thus no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, “parallel pay” CMOs.  Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis.  These simultaneous payments are taken into account in calculating the final distribution date of each class.

Each Fund may invest in stripped mortgage-backed U.S. Government securities (“SMBS”).  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets.  A common type of SMBS will have one class receiving all of the interest from the Mortgage Assets, while the other class will receive all of the principal.  However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal.  If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recover its initial investment in these securities.  Certain SMBS may not be readily marketable and will be considered illiquid for purposes of a Fund’s limitation on holdings in illiquid securities.  Whether SMBS are liquid or illiquid will be determined in accordance with guidelines established by the Board.  The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates.  The yield on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

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Mortgage loans are subject to a variety of state and federal regulations designed to protect mortgagors, which may impair the ability of the mortgage lender to enforce its rights under the mortgage documents.  These regulations include legal restraints on foreclosures, homeowner rights of redemption after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on enforcement of mortgage loan “due on sale” clauses and state usury laws.  Even though each Fund will invest in mortgage-backed securities which are U.S. Government securities, these regulations may adversely affect a Fund’s investments by delaying the Fund’s receipt of payments derived from principal or interest on mortgage loans affected by such regulations.

Structured Notes

Each Fund may invest in structured notes and indexed securities whose value depends upon, or is derived from the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes.

Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. Structured or indexed securities may be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent the Funds invest in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of a Fund’s portfolio in an effort to monitor each Fund’s interest rate risk.

Payment-in-Kind Securities

Each Fund may also purchase Payment-in-Kind (“PIK”) securities. PIK securities are financial instruments that pay investors in the form of additional securities rather than cash coupons.  Like zero-coupon bonds, they give a company breathing room before having to make cash outlays, offering in return rich yields. PIKs can be bonds, notes, or preferred stocks with interest or dividends paid in securities rather than cash. The securities used to pay the interest or dividends are usually identical to the underlying securities, but occasionally they have different terms.

Trust Preferred Securities

Each Fund may purchase trust preferred securities, also known as “trust preferreds” or “hybrid preferreds,” which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent.  An issuer creates trust preferred securities by creating a trust and issuing debt to the trust.  The trust in turn issues trust preferred securities.  Trust preferred securities are hybrid securities with characteristics of both subordinated debt and preferred stock.  Such characteristics include long maturities (typically 30 years or more), early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value.  In addition, trust preferred securities may allow deferral of interest payments for up to five years.  However, during the deferral period the interest accrues and is taxable for the holder.  Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

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When Issued and Delayed-Delivery Securities

To ensure the availability of suitable securities for its portfolio, each Fund may purchase when-issued or delayed delivery securities.  When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.  When-issued securities represent securities that have been authorized but not yet issued.  Each Fund may also purchase securities on a forward commitment or delayed delivery basis.  In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.  A Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.  The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.  Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, it may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

Each Fund may enter into mortgage “dollar rolls” in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.  During the roll period, a Fund forgoes principal and interest paid on the mortgage-backed securities.  A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.  The Funds will only enter into covered rolls.  Covered rolls are not treated as a borrowing or other senior security.

Limited Partnerships

Each Fund can hold limited partnership interests that it acquires from a preexisting bond participation in a reorganization.  A limited partnership is a business model in which at least one general partner and at least one limited partner share a business’ ownership. In a limited partnership, the general partner does not usually invest any capital, but has management authority and unlimited liability. That is, the general partner runs the business and, in the event of a bankruptcy, is responsible for all debts not paid or discharged. The limited partners have no management authority and confine their participation to their capital investment. Limited partners invest a certain amount of money and have nothing else to do with the business. The liability of limited partners is limited to the amount of the investment. In the worst case scenario for a limited partner, he or she loses what he or she invested. Profits are divided between general and limited partners according to an arrangement formed at the creation of the partnership.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

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The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.  Each Fund may invest in other asset-backed securities that have been offered to investors.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower-rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which a Fund may invest include municipal lease obligations. Each Fund may also invest in industrial development bonds, which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality and may therefore involve more risk. Each Fund may also invest in securities issued by entities whose underlying assets are municipal bonds.

Each Fund may invest, without limitation, in residual interest bonds (“RIBs”), which brokers create by depositing municipal bonds in trusts. The trusts in turn issue variable rate securities and RIBs. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the RIB holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of RIBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

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In a transaction in which a Fund purchases a RIB from a trust, and the underlying municipal bond was held by the Fund prior to being deposited into the trust, the Fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Fund’s NAV per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBs acquired by the Fund where the Fund did not previously own the underlying municipal bond.

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to, defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Preferred Stocks

Each Fund may invest in preferred stocks.  A preferred stock blends the characteristics of a bond and common stock.  It can offer the fixed dividends of a bond and the equity ownership of a common stock.  Unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has priority claim over common stock: (a) in the receipt of dividends, and (b) should the issuer be dissolved, in any residual assets after payment to creditors.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities

Each Fund may also invest in convertible securities. Convertible securities are bonds or preferred stocks that may be converted (exchanged) into common stock of the issuing company within a certain period of time, for a specified number of shares.

Foreign Securities

Each Fund may also invest in foreign securities.  There are risks in investing in foreign securities.  Foreign economies may differ from the U.S. economy; individual foreign companies may differ from domestic companies in the same industry; foreign currencies may be stronger or weaker than the U.S. dollar.

An investment may be affected by changes in currency rates and in exchange control regulations, and a Fund may incur transaction costs in exchanging currencies.  For example, at times when the assets of a Fund are invested in securities denominated in foreign currencies, investors can expect that the value of such investments will tend to increase when the value of the U.S. dollar is decreasing against such currencies.  Conversely, a tendency toward a decline in the value of such investments can be expected when the value of the U.S. dollar is increasing against such currencies.

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Non-U.S. companies are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Foreign securities are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  The costs associated with securities transactions are generally higher than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Most foreign securities owned by a Fund are held by foreign subcustodians that satisfy certain eligibility requirements.  However, foreign subcustodian arrangements are significantly more expensive than domestic custody.  In addition, foreign settlement of securities transactions is subject to local law and custom that is not, generally, as well established or as reliable as U.S. regulation and custom applicable to settlements of securities transactions and, accordingly, there is generally perceived to be a greater risk of loss in connection with securities transactions in many foreign countries.

Each Fund may invest in securities of companies in countries with emerging economies or securities markets (“Emerging Markets”).  Investment in Emerging Markets involves risks in addition to those generally associated with investments in foreign securities.  Political and economic structures in many Emerging Markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries.  As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, may be heightened.  In addition, unanticipated political or social developments may affect the values of the investments of a Fund and the availability to the Fund of additional investments in such Emerging Markets.  The small size and inexperience of the securities markets in certain Emerging Markets and the limited volume of trading in securities in those markets may make the Funds’ investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).

To manage the currency risk accompanying investments in foreign securities and to facilitate the purchase and sale of foreign securities, the Funds may engage in foreign currency transactions on a spot (cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (“forward foreign currency” contracts or “forward” contracts).

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security (transaction hedging).  By entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars equal to the amount of foreign currency involved in the underlying security transaction, the Fund can protect itself against a possible loss, resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which the payment is made or received.

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When the Adviser believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell a fixed amount of the foreign currency approximating the value of some or all of the portfolio securities of the Funds denominated in such foreign currency (position hedging).  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.  A Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s securities or other assets denominated in that currency.  Under normal circumstances, the Adviser considers the long-term prospects for a particular currency and incorporates the prospect into its overall long-term diversification strategies.  The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

At the maturity of a forward contract, a Fund may either sell the portfolio securities and make delivery of the foreign currency, or it may retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of foreign currency.

If a Fund retains the portfolio securities and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices.  If the Fund engages in an offsetting transaction, it may subsequently enter into a forward contract to sell the foreign currency.  Should forward prices decline during the period when the Fund entered into the forward contract for the sale of a foreign currency and the date it entered into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Shareholders should note that: (1) foreign currency hedge transactions do not protect against or eliminate fluctuations in the prices of particular portfolio securities (i.e., if the price of such securities declines due to an issuer’s deteriorating credit situation); and (2) it is impossible to forecast with precision the market value of securities at the expiration of a forward contract.  Accordingly, a Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the Fund’s securities is less than the amount of the foreign currency upon expiration of the contract.  Conversely, a Fund may have to sell some of its foreign currency received upon the sale of a portfolio security if the market value of the Fund’s securities exceeds the amount of foreign currency the Fund is obligated to deliver.  Each Fund’s dealings in forward foreign currency exchange contracts will be limited to the transactions described above.

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  A Fund will do so from time to time and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

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Each Fund may own a bond denominated in U.S. dollars and purchase a currency futures contract to increase its exposure to different foreign currencies.  It may also sell a currency futures contract on the U.S. dollar to increase its exposure to various foreign currencies.  The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed above.  Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date.  Most currency futures contracts call for payment or delivery in U.S. dollars.  The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract.  The purchaser of a currency call obtains the right to purchase the underlying currency and the purchaser of a currency put obtains the right to sell the underlying currency.

Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund’s investments.  A currency hedge, for example, should protect a Yen-dominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer’s creditworthiness.  Because the value of a Fund’s foreign-denominated investments change in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value for a Fund’s investments exactly over time.

Portfolio Turnover

Each Fund’s portfolio turnover may vary significantly from year to year.  A Fund’s annual portfolio turnover rate may exceed 100%.  High portfolio turnover (100% or more) would result in a Fund incurring more transaction costs such as mark-ups or mark-downs. Payment of these transaction costs could reduce a Fund’s total return. High portfolio turnover could also result in the payment by a Fund’s shareholders of increased taxes on realized gains. The High Yield Fund’s portfolio turnover rate for the fiscal periods shown below was as follows:

Portfolio Turnover Rate

	December 1, 2011 to November 30, 2012	December 31, 2010 * to November 30, 2011
PIA High Yield Fund	36%	33%
      *Commencement of operations.

As of the date of this SAI, the High Yield (MACS) Fund had not yet commenced operations.

Investment Restrictions

The Trust has adopted the following restrictions applicable to the Funds as fundamental policies, which may not be changed without the approval of the holders of a “majority,” as defined in the 1940 Act, of the shares of the Funds as to which the policy change is being sought.  Under the 1940 Act, approval of the holders of a “majority” of a Fund’s outstanding voting securities means the affirmative vote of the holders of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of its outstanding shares are represented or (ii) more than 50% of its outstanding shares.

Each Fund with respect to 75% of its total assets may not purchase any security, other than U.S. Government securities, if as a result (a) more than 5% of such Fund’s total assets (taken at current value) would then be invested in securities of a single issuer or (b) it would hold more than 10% of the outstanding voting securities of any one issuer.

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Each Fund may not:

1.
Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.
Borrow (for temporary or emergency purposes and not for the purpose of leveraging its investments) in an amount exceeding 33 1/3% of the value of its total assets, and, in the event that market conditions or other factors result in the Fund’s borrowed amounts exceeding 33 1/3% of its total assets (including amounts borrowed), the Fund will reduce the amount of its borrowing to an extent and in such a manner required by the 1940 Act.

3.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

4.
Invest 25% or more of the value of its net assets in the securities of companies engaged in any one industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies).

5.
Issue senior securities, such as shares having priority over other shares as to the payment of dividends, or as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, currency contracts or repurchase transactions.

6.
Purchase or sell real estate; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

7.	Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

Each Fund observes the following policies, which are deemed non-fundamental and which may be changed without shareholder vote.  Each Fund may not:

1.
Hold, in the aggregate, more than 15% of its net assets in securities that are illiquid.  Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a Fund’s books.

2.	Purchase more than 3% of any other investment company’s voting securities or make any other investment in other investment companies except as permitted by the 1940 Act.

3.
Make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

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Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent (each as defined below).  The day-to-day operations of the Trust are delegated to its officers, subject to the Funds’ investment objectives, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their ages, positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below.

Independent Trustees(1)

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years
Donald E. O’Connor (age 76) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Trustee, The Forward Funds (35 portfolios).

George J. Rebhan (age 78) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.

George T. Wofford (age 73) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

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Interested Trustee

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years
Joe D. Redwine(3) (age 65) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Officers

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 65) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).

Douglas G. Hess (age 45) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).

Cheryl L. King (age 51) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).

Michael L. Ceccato (age 55) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present); General Counsel/Controller, Steinhafels, Inc. (September 1995 to February 2008).

Jeanine M. Bajczyk, Esq. (age 47) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Senior Vice President and
Counsel, U.S. Bancorp Fund
Services, LLC (May 2006 to
present); Senior Counsel, Wells
Fargo Funds Management, LLC
(May 2005 to May 2006);
Senior Counsel, Strong
Financial Corporation (January
2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of February 28, 2013, the Trust is comprised of 38 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds and PIA BBB Bond Fund, PIA MBS Bond Fund, PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund and not to any other series of the Trust.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series, except as noted above.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

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Compensation

Effective January 1, 2013, the Independent Trustees each receive an annual retainer of $62,500 allocated among each of the various portfolios comprising the Trust, and an additional $500 per telephonic board meeting, paid by the Trust or applicable portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  Set forth below is the compensation received by the Independent Trustees from the High Yield Fund for the fiscal year ended November 30, 2012.  Also included is the estimated compensation to be received from the High Yield (MACS) Fund for the fiscal year ending November 30, 2013.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

	Aggregate Compensation from the High Yield Fund(1)	Estimated Aggregate Compensation from the High Yield (MACS) Fund(2)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1) (3)
Name of Independent Trustee		None
Sallie P. Diederich(3)	$1,274		None	None	$8,115
Donald E. O’Connor	$1,273	$1,414	None	None	$8,115
George J. Rebhan	$1,274	$1,414	None	None	$8,115
George T. Wofford	$1,274	$1,414	None	None	$8,115
Name of Interested Trustee		None
Joe D. Redwine	None		None	None	None
(1)	For the Funds’ fiscal year ended November 30, 2012.
(2)	For the Funds’ fiscal year ended November 30, 2013.
(3)
There are currently numerous series comprising the Trust.  The term “Fund Complex” refers only to the Funds and PIA BBB Bond Fund, PIA MBS Bond Fund, PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund and not to any other series of the Trust.  For the Funds’ fiscal year ended November 30, 2012, Independent Trustees’ fees for the Trust were $217,000.

(3)	Ms. Diederich resigned from the Trust effective November 27, 2012.

Additional Information Concerning Our Board of Trustees

The Role of the Board

The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s Advisers, Distributor, Administrator, Custodian, and Transfer Agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Advisers, Distributor, Administrator, Custodian and Transfer Agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

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Board Leadership Structure

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established four standing committees, an Audit Committee, a Nominating Committee, a Qualified Legal Compliance Committee (the “QLCC”) and a Valuation Committee, which are discussed in greater detail under “Board Committees,” below.  Currently, seventy-five percent (75%) of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s Distributor and principal underwriter.  He is also the President and CEO of the Administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee, who acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  The Board has also determined that the appointment of a lead Independent Trustee, the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the CCO to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

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Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Donald E. O’Connor.  Mr. O’Connor has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of The Forward Funds, Inc. and his prior position as Chief of the Branch of Market Surveillance at the U.S. Securities and Exchange Commission.  Mr. O’Connor also has substantial experience in mutual fund operations through senior positions at industry trade associations, including Vice President of Operations for the Investment Company Institute covering accounting, transfer agent and custodian industry functions and Chief Operating Officer of ICI Mutual, a captive insurance company focused exclusively on the insurance needs of mutual funds, their directors, officers, and advisers.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment adviser.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

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Board Committees

The Trust has established the following four standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, the Nominating Committee and the Valuation Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks.  Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Mr. Rebhan is the Audit Committee Chairman.  The Audit Committee meets regularly with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.  The Board has determined that it does not have an “audit committee financial expert” serving on its Audit Committee.  At this time, the Trust believes that the business experience and financial literacy provided by each member of the Audit Committee collectively offers the Trust adequate oversight given its level of financial complexity.  During the fiscal year ended November 30, 2012, the Audit Committee met once with respect to the High Yield Fund.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as needed.  During the fiscal year ended November 30, 2012, the QLCC did not meet with respect to the High Yield Fund.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  Messrs. O’Connor, Rebhan and Wofford comprise the Nominating Committee.  During the fiscal year ended November 30, 2012, the Nominating Committee did not meet with respect to the Funds.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Amended and Restated By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Trustees and representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed.  During the fiscal year ended November 30, 2012, the Valuation Committee met 42 times with respect to the High Yield Fund.

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Trustee Ownership of Fund Shares and Other Interests

As of December 31, 2012, no Trustee beneficially owned shares of the High Yield Fund.  No Trustee owned shares of the High Yield (MACS) Fund as of the calendar year ended December 31, 2012, which is prior to the commencement of its operations.

As of December 31, 2012, neither the Independent Trustees nor members of their immediate families, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate families, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds.

As of February 28, 2013, the following shareholders were considered to be either a control person or principal shareholder of the High Yield Fund, Investor Class:

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
International Union UAW Strike Trust 1200 Crown Colony Drive # CC17 Quincy, MA 02169-0938	N/A	N/A	28.97%	Beneficial

SEI Private Trust Company C/O First Hawaiian Bank One Freedom Valley Drive Oaks, PA 19456-9989	N/A	N/A	12.44%	Record

Since the High Yield Fund, Class A and the High Yield (MACS) Fund were not operational prior to the date of this SAI, there were no principal shareholders or control persons of the High Yield Fund, Class A nor the High Yield (MACS) Fund.

Management Ownership Information. As of February 28, 2013, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of any class of either Fund.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

Investment Adviser

Pacific Income Advisers, Inc. is the investment adviser to the Funds.  Joseph Lloyd McAdams, Jr. and Heather U. Baines collectively control the Adviser due to their ownership of a majority of the outstanding stock of the Adviser.  Subject to such policies as the Board may determine, the Adviser is ultimately responsible for investment decisions for the Funds.  Pursuant to the terms of the Advisory Agreement, the Adviser provides each Fund with such investment advice and supervision as it deems necessary for the proper supervision of each Fund’s investments.

The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the relevant Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of each Fund’s shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

Under the Advisory Agreement applicable to each Fund, the Adviser is paid a fee computed daily and payable monthly, at an annual rate expressed as a percentage of the applicable Fund’s average daily net assets.  The applicable fee rates are as follows:

Fund	Fee Rate
PIA High Yield Fund	0.65%
PIA High Yield (MACS) Fund	0.00%

In addition to the fees payable to the Adviser, each Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of each Fund including all fees and expenses of its custodian and accounting services agent; fund administration fees and related expenses; chief compliance officer fees; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act, including pricing services; taxes, if any; a pro rata portion of expenditures in connection with meetings of each Fund’s shareholders and the Board that are properly payable by a Fund; compensation and fees and expenses of members of the Board who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of each Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of their shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses.  General expenses of the Trust are allocated among all of the series of the Trust, including the Fund in a manner proportionate to the net assets of the Fund, on a transactional basis, or on such other basis as the Board deems equitable.

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Though the High Yield Fund is responsible for its own operating expenses, the Adviser has contractually agreed to waive a portion or all of its management fee (excluding acquired fund fees and expenses, interest, taxes and other expenses) and pay PIA High Yield Fund expenses through at least March 29, 2014, to the extent necessary to permit the PIA High Yield Fund to maintain the expense limitations set forth below.  Any such waivers made by the Adviser in its management fees or payment of expenses which are the High Yield Fund’s obligation are subject to recoupment by the Adviser from the Fund, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on High Yield Fund expenses.  The Adviser is permitted to recoup only management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the High Yield Fund’s payment of current ordinary operating expenses.  In addition, the Adviser has voluntarily agreed to pay Fund expenses (excluding acquired fund fees and expenses) for the PIA High Yield (MACS) Fund for an indefinite period, but through at least March 29, 2014, to the extent necessary to permit the PIA High Yield (MACS) Fund to maintain a voluntary expense limitation of 0.00%.  The Adviser may discontinue payment of PIA High Yield (MACS) Fund expenses after March 29, 2014, as long as it provides shareholders of the PIA High Yield (MACS) Fund with written notice six months in advance. The Adviser may not recoup voluntary expense payments in future periods.  Expense payment obligations are calculated daily and paid monthly, at an annual rate expressed as a percentage of each Fund’s average daily net assets.  The applicable contractual and voluntary expense limitations are as follows:

Fund	Expense Limitation
PIA High Yield Fund – Investor Class	0.98%
PIA High Yield Fund – Class A	1.23%
PIA High Yield (MACS) Fund – Managed Account Completion Shares	0.00%

For the fiscal periods shown below, the High Yield Fund paid the following in management fees to the Adviser:

	Management Fees Paid During Fiscal Year Ended November 30, 2012	Management Fees Paid During Fiscal Period Ended November 30, 2011*
Management Fees Accrued	$184,870	$36,840
Management Fees Waived and Expenses Paid by Adviser	$90,626	$33,394
Net Management Fees Paid to Adviser	$94,244	$3,446
* The High Yield Fund commenced operations on December 31, 2010.

As of the date of this SAI, the High Yield (MACS) Fund had not commenced operations.

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Portfolio Managers

Mr. Robert E. Sydow, Mr. Kevin S. Buckle, CFA and Mr. James Lisko serve as the lead co-portfolio managers for the Funds and Timothy Tarpening serves as co-portfolio manager. The portfolio managers are responsible for the day-to-day management of each Fund’s portfolio. The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of November 30, 2012.

Robert E. Sydow
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$292.8 Million	1	$292.8 Million
Other Accounts	7	$429.9 Million	0	$0

Kevin S. Buckle, CFA
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$292.8 Million	1	$292.8 Million
Other Accounts	7	$429.9 Million	0	$0

James Lisko
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$292.8 Million	1	$292.8 Million
Other Accounts	7	$429.9 Million	0	$0

Timothy Tarpening
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

Material Conflict of Interest.  No material strategy conflicts currently exist.  When the same securities being bought or sold on the same day by the portfolio managers, the portfolio managers allocate the transactions on a pro rata basis as long as it is in the best interests of the clients.  Where conflicts of interest arise between the Funds and other accounts managed by the portfolio managers, the portfolio managers will proceed in a manner that the Funds will not be treated materially less favorably.  There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by each portfolio management team.  In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Compensation.  The portfolio managers’ total compensation includes a base salary, bonus, employee benefits and 401(k) plan with matching contributions.  The general year-end bonus represents a subjective calculation of an individual’s contribution to the portfolio management group’s success.  However, Messrs. Sydow, Buckle and Lisko’s bonus is also derived from a contractual share of revenue for all high yield assets managed by the Adviser, including the assets in the Funds.

Securities Owned in the Funds by Portfolio Managers.  As of the date of this SAI, the portfolio managers did not beneficially own any shares of the High Yield Fund, Class A shares or the High Yield (MACS) Fund as they had not commenced operations.  The portfolio managers beneficially owned the following amounts of the High Yield Fund, Investor Class as of November 30, 2012:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the High Yield Fund (None, $1-$10,000, $10,001-$50,000, $50,001- $100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Robert Sydow	None
Kevin Buckle	$50,001-$100,000
James Lisko	$50,001-$100,000
Timothy Tarpening	$100,001 - $500,000

SERVICE PROVIDERS
Administrator

Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Funds.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Funds’ shares. Additionally, the Administrator provides CCO services to the Trust under a separate agreement.  The cost for the CCO services is allocated to each Fund by the Board.

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The Administration Agreement is terminable without penalty by the Trust on behalf of the Funds or by the Administrator on 60 days’ written notice (as defined in the 1940 Act).  The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misconduct, bad faith or negligence in the performance of its or their duties under the Administration Agreement.

During the fiscal periods shown below, the High Yield Fund paid USBFS the following amounts for administration services:

	Fiscal Year Ended November 30,	Fiscal Period Ended November 30,
	2012	2011*
High Yield Fund	$34,948	$28,223
   *The High Yield Fund commenced operations on December 31, 2010.

As of the date of this SAI, the PIA High Yield (MACS) Fund had not yet commenced operations.

Distributor

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, an affiliate of the Administrator, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of each Fund’s shares.  The offering of each Fund’s shares is continuous.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of each Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days’ written notice when authorized either by a majority vote of each Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Fund Accountant and Transfer Agent

USBFS also serves as fund accountant, transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements.

Custodian

U.S. Bank National Association, located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian (“Custodian”) of the securities and other assets of each Fund.  The Custodian holds each Fund’s portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.  The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by each Fund.  The Custodian, Distributor, Transfer Agent and Administrator are all affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which a Fund may invest.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, is the independent registered public accounting firm for the Funds whose services include auditing the Funds’ financial statements and the performance of related tax services.

Trust Counsel

Paul Hastings LLP (“Paul Hastings”), 75 E. 55th Street, New York, New York 10022, is counsel to the Trust and provides counsel on legal matters relating to the Funds. Paul Hastings also serves as independent legal counsel to the Board of Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by each Fund and which broker-dealers are eligible to execute a Fund’s portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for each Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which a Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.  Explicit brokerage commissions are not paid on these transactions.  However, commissions will be paid on a Fund’s futures and options transactions.  The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads.

For the fiscal periods shown below, the High Yield Fund paid the following brokerage commissions:

	Brokerage Commissions Paid	Brokerage Commissions Paid
	For the Fiscal Year Ended November 30,	For the Fiscal Period Ended November 30,
	2012	2011*
High Yield Fund	$0	$0
*The High Yield Fund commenced operations on December 31, 2010.

As of the date of this SAI, the PIA High Yield (MACS) Fund had not yet commenced operations.

In placing portfolio transactions, the Adviser seeks best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research, as it is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by them under their Advisory Agreement with each Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of a Fund subject to procedures adopted by the Trust and rules adopted by the Financial Industry Regulatory Authority, Inc. (“FINRA”) and SEC.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

While it is the Adviser’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for each Fund, when it is determined that one or more broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to each Fund or to the Adviser, even if the specific services are not directly useful to a Fund and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight was given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to each Fund. Additionally, the Adviser may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for each Fund are made independently from those of other client accounts that may be managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for a Fund and one or more of such client accounts.  In such event, the position of a Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that each Fund is purchasing or selling, each day’s transactions in such security will be allocated between a Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as each Fund is concerned.  In other cases, however, it is believed that the ability of each Fund to participate in volume transactions may produce better executions for a Fund.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Funds.  However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Funds for their customers.

The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional ideas and information assisting the Funds in the valuation of their investments.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

The Trust is required to identify any securities of its “regular brokers or dealers” that the Funds have acquired during its most recent fiscal year.

PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Funds maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These Disclosure Policies have been approved by the Board. Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete listing of each Fund’s portfolio holdings is available at the end of each month with a lag time of five to ten business days on the Funds’ website at www.piamutualfunds.com.

Pursuant to the Funds’ Disclosure Policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

•	The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee.

Certain of the persons listed above receive information about each Fund’s portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons include:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; and

•
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Board; and the Trust’s attorneys and accountants (currently, Paul Hastings and Tait, Weller & Baker), all of which typically receive such information after it is generated.

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Any disclosures to additional parties not described above are made with the approval of either the Trust’s CCO or his or her designee, pursuant to the Funds’ Policies.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2)  considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3)  considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Neither the Adviser nor the Funds may receive compensation in connection with the disclosure of information about the portfolio securities.  In the event of a conflict between the interests of the Funds and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Funds, and shall report such determination to the Adviser’s Board of Directors and to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Funds or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Disclosure Policies, when the Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.  A copy of the Adviser’s Proxy Voting Policy can be found in Appendix B.

Conflict of Interest.  Where a proxy proposal raises a material conflict between the Adviser’s interests and the Funds’ interests, the Adviser will disclose the conflict to the Board and may resolve the conflict by voting in accordance with the Adviser’s Proxy Policies or the Adviser will abstain from voting the securities held by the Funds, depending on the circumstances.
Proxy Voting Records.  The Trust is required to annually file Form N-PX, which lists each Fund’s complete proxy voting record for the 12-month period ending June 30.  Each Fund’s proxy voting record is available without charge, upon request by calling 1-800-251-1970 and on the SEC’s website at www.sec.gov.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

DISTRIBUTION AND SERVICE PLAN

The PIA High Yield Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”) for the Class A shares.  The Rule 12b-1 Plan provides that the High Yield Fund, Class A shares will compensate the Distributor or other intermediary at an annual rate of up to 0.25% of the average daily net assets of the High Yield Fund, Class A shares which may be paid for a distribution fee and for certain shareholder services to shareholders of the High Yield Fund, Class A shares.  The Board has determined that there is a reasonable likelihood that the Rule 12b-1 Plan will benefit the High Yield Fund, Class A shares and its shareholders.  None of the Officers or Trustees of the Trust has any direct or indirect financial interest in the Rule 12b-1 Plan.

The Rule 12b-1 Plan, unless terminated as hereinafter provided, shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees and its Independent Trustees cast in person at a meeting called for the purpose of voting on such continuance.  The Rule 12b-1 Plan may be terminated with respect to the High Yield Fund, Class A shares at any time by a vote of a majority of the Independent Trustees or by the vote of the holders of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the High Yield Fund, Class A shares.  The Rule 12b-1 Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, as set forth in (ii) above, and all amendments must be and have been approved in the manner set forth under (i) above.

There were no distribution related expenses for the fiscal year ended November 30, 2012 because the High Yield Fund’s Class A shares have not been offered for sale to investors prior to the date of this SAI.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the Financial Intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds and other mutual funds whose affiliates make similar compensation available, over sales of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

DETERMINATION OF NET ASSET VALUE

Each Fund’s NAV per share will be determined as of the close of regular trading (4:00 P.M. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.  Each Fund reserves the right to close if the primary trading markets of a Fund’s portfolio instruments are closed and a Fund’s management believes that there is not an adequate market to meet purchase, redemption or exchange requests. On any business day when the Securities Industry and Financial Markets Association recommends that the securities markets close trading early, a Fund may close trading early.

Purchase orders for Fund shares will be accepted only on days on which a Fund is open for business. If a purchase order is received by the Distributor on a day when a Fund is not open for business, it will be processed on the next succeeding day the Fund is open for business (according to the succeeding day’s NAV).

The NAV per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in a Fund outstanding at such time, as shown below:

Net Assets	=	NAV per share
Shares Outstanding

In determining a Fund’s NAV per share, common stocks that are listed on national securities exchanges are valued at the last sale price as of the close of trading, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges.  NASDAQ Global Market securities are valued at the NASDAQ Official Closing Price (“NOCP”).  If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices.  Unlisted securities held by a Fund that are not included in the NASDAQ Stock Market are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Board of Trustees.  Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  An option that is written by a Fund or purchased by a Fund is generally valued using composite pricing.  Composite pricing uses the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the options exchanges on which an option is quoted.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, as of closing, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

When a Fund writes a call or a put, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent amount is included in the liability section. This amount is “marked-to-market” to reflect the current market value of the call or put.  If a call a Fund wrote is exercised, the proceeds it receives on the sale of the related investment by it are increased by the amount of the premium it received.  If a put a Fund wrote is exercised, the amount it pays to purchase the related investment is decreased by the amount of the premium received.  If a call a Fund purchased is exercised by it, the amount it pays to purchase the related investment is increased by the amount of the premium it paid.  If a put a Fund purchased is exercised by it, the amount it receives on its sale of the related investment is reduced by the amount of the premium it paid.  If a call or put written by a Fund expires, it has a gain in the amount of the premium; if that Fund enters into a closing transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

Each Fund prices foreign securities in terms of U.S. dollars at the official exchange rate.  Alternatively, a Fund may price these securities at the average of the current bid and asked price of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.  If a Fund does not have either of these alternatives available to it or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Board of Trustees in good faith will establish a conversion rate for such currency.

Generally, U.S. Government securities and other fixed income securities complete trading at various times prior to the close of the NYSE.  For purposes of computing NAV per share, each Fund uses the market value of such securities as of the time its trading day ends.  Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE, which events will not be reflected in the computation of a Fund’s NAV per share.  It is currently the policy of each Fund that events affecting the valuation of Fund securities occurring between such times and the close of the NYSE, if material, may be reflected in such NAV per share.

Foreign securities trading may not take place on all days when the NYSE is open, or may take place on Saturdays and other days when the NYSE is not open and a Fund’s NAV per share is not calculated.  When determining NAV per share, each Fund values foreign securities primarily listed and/or traded in foreign markets at their market value as of the close of the last primary market where the securities traded.  Securities trading in European countries and Pacific Rim countries are normally completed well before 4:00 P.M. Eastern time.  It is currently the policy of each Fund that events affecting the valuation of Fund securities occurring between the time its NAV per share is determined and the close of the NYSE, if material, may be reflected in such NAV per share.

Each Fund reserves the right to suspend or postpone redemptions during any period when:  (a) trading on the NYSE is restricted, as determined by the SEC, or that the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

SHAREHOLDER SERVICES

Systematic Withdrawal Plan.  A Systematic Withdrawal Plan is available for shareholders having shares of a Fund with a minimum value of $10,000, based upon the NAV per share with respect to the Fund.  The Systematic Withdrawal Plan provides for monthly or quarterly redemptions in any amount not less than $100 (which amount is not necessarily recommended).

The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment.  The Systematic Withdrawal Plan may be terminated at any time, and, while no fee is currently charged, each Fund reserves the right to initiate a fee of up to $5 per withdrawal, upon 30 days’ written notice to the shareholder.

Withdrawal payments should not be considered as dividends, yield, or income.  If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted.

Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. The shareholder may purchase additional shares when participating in the Systematic Withdrawal Plan.

Automatic Investment Plan.  A shareholder who wishes to make additional investments in a Fund on a regular basis may do so by authorizing the Transfer Agent to deduct a fixed amount each month from the shareholder’s checking account at his or her bank.  This amount will automatically be invested in that Fund on the same day that the preauthorized debit is issued.  The shareholder will receive a confirmation from the Fund, and the bank account statement will show the amount charged.  The form necessary to begin this service is available from the Transfer Agent.

Tax Sheltered Retirement Plans.  Through the Distributor, retirement plans are either available or expected to be available for use by the self-employed (Keogh Plans), Individual Retirement Accounts (including SEP-IRAs) and “tax-sheltered accounts” under Section 403(b)(7) of the Code.  Adoption of such plans should be on advice of legal counsel or tax advisers.

For further information regarding plan administration, custodial fees and other details, investors should contact the Distributor.

Sales Charges and Dealer Reallowance
Class A shares of the High Yield Fund are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) of up to 0.25% of average daily net assets that are assessed against the shares of the Fund.

If you purchase Class A shares of the Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows and the dealer reallowance is as shown in the far right column:

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

Your Investment	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Your Investment(1)	Dealer Compensation as a % of Offering Price
Less than $25,000	4.00%	4.17%	4.00%
$25,000 but less than $100,000	3.75%	3.90%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $750,000	2.00%	2.04%	2.00%
$750,000 but less than $1 Million	1.50%	1.52%	1.50%
$1 million and above(2)	0.00%	0.00%	0.00%

(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
The Transfer Agent will assess a 0.75% CDSC on purchases of $1,000,000 or more if they are redeemed within twelve months of purchase, unless the dealer of record waived its commission.  The CDSC will be based on the value of your shares at the time of original purchase or their current market value, whichever is less.

Breakpoints/Volume Discounts and Sales Charge Waivers

Reducing Your Sales Charge. You may be able to reduce the sales charge on Class A shares of the Fund based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares of the Fund within 30 days of the date of the redemption.

•
By signing a Letter of Intent (“LOI”) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Reinvested dividends and capital gains do not count as purchases made during this period.  We will hold in escrow shares equal to approximately 4.00% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares on the expiration date.  Otherwise, we will release the escrowed shares when you have invested the agreed amount.  For example, an investor has $20,000 to invest in the Fund, but intends to invest an additional $5,000 per month for the next 13 months for an additional $65,000.  Based on the above breakpoint schedule, by signing the LOI, the investor pays a front-end load of 3.75% rather than 4.00%.  If the investor fails to meet the intended LOI amount in the 13-month period, however, the Fund will charge the 4.00% sales load retroactively.

•
Rights of Accumulation (“ROA”) allow you to combine Class A shares of the Fund you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of the Fund already owned and adding the dollar amount of your current purchase.  For example, an individual has a $20,000 investment in the Fund, which was sold with a 4.00% front-end load.  The investor intends to open a second account and purchase $20,000 of the Fund.  Using ROA, the new $20,000 investment is combined with the existing $20,000 investment to reach the $25,000 breakpoint, and the sales charge on the new investment is 3.75% (rather than the 2.50% for a single transaction amount).

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

Eligible Accounts
Certain accounts may be aggregated for ROA eligibility, including your current investment in the Fund, and previous investments you and members of your primary household group have made in the Fund, provided your investment was subject to a sales charge.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

•	Individual or joint accounts held in your name;
•	Coverdell Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;
•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;
•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and
•
Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment “wrap accounts” or through an omnibus account maintained with the Fund by a broker-dealer.

Waiving Your Sales Charge
We reserve the right to waive the sales charges for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	The Trust;
o	The Adviser and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Current employees of:
o	The Transfer Agent;
o	Broker-dealers who act as selling agents for the Fund/Trust; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Distributor that allows for load-waived Class A shares purchases.

•	Qualified broker-dealers who have entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

The Fund also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your selling agent for further information.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (OFAC), and a complete and thorough review of all new opening account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

TAXES
General

Each Fund has elected to qualify and intends to continue to qualify annually for tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The discussion that follows is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor.  Investors are urged to consult with their tax advisers for a complete review of the tax consequences of an investment in a Fund.

If a Fund fails to qualify as a regulated investment company under Subchapter M of the Code in any fiscal year, it will be treated as a corporation for federal income tax purposes.  As such that Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  Distributions to shareholders, whether from that Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of that Fund.

If, as expected, a Fund qualifies as a regulated investment company, dividends from a Fund’s net investment income, including short-term capital gains, are taxable to shareholders as ordinary income, while distributions of net capital gains are taxable as long-term capital gains regardless of the shareholder’s holding period for the shares.  Such dividends and distributions are taxable to shareholders whether received in cash or reinvested in additional shares.  Since all or substantially all of the income of each Fund is derived from interest payments to it, none of the dividends of a Fund are expected to qualify for the intercorporate dividends received deduction or the reduced rate for qualified dividend income.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

In order to qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  A Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  A Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund, will have the effect of reducing the NAV per share of such shares by the amount of the dividend or distribution.  Furthermore, if the NAV per share of a Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

Redemptions of shares will generally result in a capital gain or loss for income tax purposes.  Such capital gain or loss will be long term or short term, depending upon the shareholder’s holding period for the shares.  However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

Capital losses sustained in taxable years beginning on or after December 23, 2010 will not expire and may be carried over by a Fund without limitation.  The Fund utilized short-term capital loss carryforwards in the amount of $124,360 during the fiscal year ended November 30, 2012.

Rule 17a-7 Transactions

The Trust has adopted procedures pursuant to Rule 17a-7 under the 1940 Act (“Rule 17a-7”) pursuant to which each Fund may effect a purchase and sale transaction with an affiliated person of the Fund (or an affiliated person of such an affiliated person) in which a Fund issues its shares in exchange for cash payments.  For purposes of determining the number of shares to be issued, the securities involved in the exchange will be valued in accordance with Rule 17a-7.  Certain of the transactions may be tax-free with the result that a Fund acquires unrealized appreciation.  Most Rule 17a-7 transactions will be taxable.

Taxation of Hedging Instruments

If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain.  If a Fund enters into a closing transaction with respect to the option, any gain or loss realized by the Fund as a result of the transaction will be short-term capital gain or loss.  If the holder of a call option exercises the holder’s right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund’s holding period for the underlying security or futures contract, and the amount of the premium received will be added to the proceeds of sale for purposes of determining the amount of the capital gain or loss.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

With respect to call options purchased by each Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund’s holding period for the call option.  If such a call option is exercised, the amount paid by a Fund for the option will be added to the basis of the security or futures contract so acquired.

Gains and losses resulting from the expiration, exercise or closing of futures contracts will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter “blended gain or loss”) for determining the character of distributions.  In addition, futures contracts held by a Fund on the last day of a fiscal year will be treated as sold for market value (“marked to market”) on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.  The realized gain or loss on the ultimate disposition of the futures contract will be increased or decreased to take into consideration the prior marked to market gains and losses.

Each Fund may acquire put options.  Under the Code, put options on securities are taxed similar to short sales.  If the Fund owns the underlying security or acquires the underlying security before closing the option position, the option positions may be subject to certain modified short sale rules.  If a Fund exercises or allows a put option to expire, the Fund will be considered to have closed a short sale.  A Fund will generally have a short-term gain or loss on the closing of an option position.  The determination of the length of the holding period is dependent on the holding period of the security used to exercise that put option.  If a Fund sells the put option without exercising it, its holding period will be the holding period of the option.

Foreign Taxes

Each Fund may be subject to foreign withholding taxes on income and gains derived from their investments outside the U.S.  Such taxes would reduce the return on a Fund’s investments.  Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.  If more than 50% of the value of a Fund’s total assets at the close of any taxable year consist of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign country income or withholding taxes paid by a Fund that can be treated as income taxes under U.S. income tax principles, as paid by its shareholders subject to certain exceptions for qualified fund of funds structures.  For any year that a Fund makes such an election, each of its shareholders will be required to include in his income (in addition to taxable dividends actually received) his allocable share of such taxes paid by the Fund and will be entitled, subject to certain limitations, to credit his portion of these foreign taxes against his U.S. federal income tax due, if any, or to deduct it (as an itemized deduction) from his U.S. taxable income, if any.  Generally, credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his foreign source taxable income.

If the pass through election described above is made, the source of a Fund’s income flows through to its shareholders.  Certain gains from the sale of securities and currency fluctuations will not be treated as foreign source taxable income.  In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income, one of which is foreign source “passive income.”  For this purpose, foreign “passive income” includes dividends, interest, capital gains and certain foreign currency gains.  As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of the foreign tax paid by a Fund.
The foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals.  If a Fund does not make the pass through election described above, the foreign taxes it pays will reduce its income, and distributions by the Fund will be treated as U.S. source income.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

Each shareholder will be notified within 60 days after the close of a Fund’s taxable year whether, pursuant to the election described above, the foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such notification will report:  (i) such shareholder’s portion of the foreign taxes paid; and (ii) the portion of the Fund’s dividends and distributions that represent income derived from foreign sources.

Foreign shareholders, including shareholders who are nonresident alien individuals, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by any applicable treaty.  In addition, if the requirements of recently enacted legislation (known as FATCA) are not met, the United States may impose a 30% U.S.  withholding tax on certain foreign financial institutions and other foreign entities with respect to distributions on and proceeds from the sale or disposition of shares in the Funds.  FATCA withholding will generally apply to payments of dividends made on or after January 1, 2014 and payments of gross proceeds from sales of shares made on or after January 1, 2017.  Shareholders should consult their tax advisors regarding the possible implications of this legislation as well as the other U.S. federal, state, local and foreign tax consequences of an investment in our shares.

Backup Withholding

Federal law requires each Fund to withhold as backup withholding currently at the rate of 28% of a non-corporate shareholder’s reportable payments (which include dividends, capital gains distributions and redemption proceeds) for shareholders who have not properly certified that the social security or other taxpayer identification number they provide is correct and that the shareholder is not subject to backup withholding, or if such shareholder or the Internal Revenue Service notifies a Fund that backup withholding is required.  Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate federal income tax liability if proper documentation is provided.

The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  Distributions by a Fund also may be subject to state and local taxes, and the treatment of distributions under state and local income tax laws may differ from the federal income tax treatment.  Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation.  Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. foreign tax consequences of ownership of shares of a Fund, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty if one applies).

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

GENERAL INFORMATION

The Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund.  Each share represents an interest in a Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to each Fund, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the High Yield Fund has two classes of shares and the High Yield (MACS) Fund has one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares when issued are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act (the “Rule”) provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with a Fund’s objective and otherwise acceptable to the Adviser and the Board.

The Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount.  Specifically, if the amount you are redeeming is over the lesser of $250,000 of 1% of a Fund’s net assets, the Funds have the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of a Fund’s net assets in securities instead of cash.  The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund’s NAV per share.  If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.
CODES OF ETHICS

The Trust, the Adviser and the Distributor have adopted separate codes of ethics pursuant to Rule 17j-1 under the 1940 Act.  Subject to certain conditions, each code of ethics permits access persons subject thereto to invest in securities, including securities that may be purchased or held by the Funds.  Each code of ethics generally prohibits, among other things, access persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund.

FINANCIAL STATEMENTS

The annual report to shareholders for the High Yield Fund for the fiscal year ended November 30, 2012, is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference into this SAI.  Audited financial statements are not available for the High Yield (MACS) Fund because the Fund had not commenced operations prior to the date of this SAI.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

APPENDIX A
Description of Ratings

The Funds may invest in securities rated by Standard & Poor’s Corporation (Standard & Poor’s), Moody’s Investors Service, Inc. (“Moody’s”), Duff & Phelps Credit Rating Co. (“Duff & Phelps”) or IBAC.  A brief description of the rating symbols and their meanings follows:

Standard & Poor’s Commercial Paper Ratings.  A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered-term in the relevant market.  Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  These categories are as follows:

A-1.  This highest category indicates that the degree of safety regarding timely payment is strong.  Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However the relative degree of safety is not as high as for issuers designed “A-1”.

A-3.  Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

Moody’s Short-Term Debt Ratings.  Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.  Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

–	Leading market positions in well-established industries.

–	High rates of return on funds employed.

–	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

–	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

–	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

Prime-2.  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

STANDARD & POOR’S RATINGS FOR BONDS

AAA	Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A
Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB
Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC. CC, C
Debt rated “BB,” “B,” “CCC,” “CC” and “C” is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  “BB” indicates the least degree of speculation and “C” the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposure to adverse conditions.

BB
Debt rated “BB” has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which would lead to inadequate capacity to meet timely interest and principal payments.  The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB” or “BBB”- rating.

B
Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB”- rating.

CCC
Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B”- rating.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

CC	The rating “CC” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” or “CCC-” rating.
C
The rating “C” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CC” or “CC”- debt rating.  The “C” rating may be used to cover a situation where bankruptcy petition has been filed, but debt service payments are continued.

STANDARD & POOR’S CHARACTERISTICS OF SOVEREIGN DEBT OF FOREIGN COUNTRIES

AAA

Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances.
Prosperous and resilient economies, high per capital incomes.
Low fiscal deficits and government debt, low inflation
Low external debt.

AA
Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances.
Tightly integrated into global trade and financial system.
Differ from AAAs only to a small degree because:
–Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks)
–More variable fiscal deficits, government debt and inflation.
–Moderate to high external debt.

A
Politics evolving toward more open, predictable forms of governance in environment of rapid economic and social change.
Established trend of integration into global trade and financial system.
Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks).
Usually rapid growth in output and per capita incomes.
Manageable through variable fiscal deficits, government debt and inflation.
Usually low but variable debt.

BBB
Political factors a source of significant uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change.
Integration into global trade and financial system growing but untested.
Economies less prosperous and often more vulnerable to adverse external influences.
Variable to high fiscal deficits, government debt and inflation.
High and variable external debt.

BB
Political factors a source of major uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change.
Integration into global trade and financial system growing but untested.
Low to moderate income developing economies, but variable performance and quite vulnerable to adverse external influences.
Variable to high fiscal deficits, government debt and inflation.
Very high and variable debt, often graduates of Brady Plan but track record not well established.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

MOODY’S RATINGS FOR BONDS

Aaa
Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A
Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa
Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B
Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

AA-Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A-Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

APPENDIX B
PACIFIC INCOME ADVISERS, INC. (“the Adviser”)
PROXY VOTING POLICY
2012

On January 31, 2003, the SEC approved proxy voting regulations for investment advisers registered with the SEC under the Advisers Act.  The regulations require investment advisers to disclose their proxy voting policies and procedures to their clients.

1.           VOTING PROXIES FOR NON-ERISA ACCOUNTS

In this regard, it is the Adviser’s policy to vote proxies for portfolio securities in accordance with the best economic interests of each client unless that client explicitly retains responsibility for proxy voting.

2.           VOTING OF PROXIES FOR ERISA ACCOUNTS

The Department of Labor (“DOL”) takes the position that the fiduciary act of managing plan assets which are held as shares of corporate stock includes the obligation to vote proxies appurtenant to those shares of stock.  Section 403(a) of Employee Retirement Income Security Act of 1974 (“ERISA”) requires plan trustees to have exclusive authority and responsibility for voting proxies, unless:

•
The plan expressly provides that the trustees are subject to the discretion of a named fiduciary who is not a trustee (in which case the trustees are subject to proper directions made in accordance with the terms of the plan and not contrary to ERISA); and

•	The authority to manage, acquire or dispose of assets of the plan is delegated to one or more investment managers pursuant to Section 402 of ERISA.

3.           PROCEDURES

The Adviser has adopted the following procedures in relation to the voting of proxies:

•
At the opening of each client relationship, the RIA responsible for the client will determine whether the Adviser will have proxy voting responsibility and if so whether the client has any specific guidelines or policies it requires the Adviser to comply with.

•
All investment advisory agreements with clients specify whether the Adviser, the client or (in the case of ERISA Accounts) the plan trustees or a named fiduciary have proxy voting authority.  All agreements with Wrap-Fee sponsors provide that the Adviser has proxy voting authority unless the client explicitly retains responsibility for proxy voting in writing.

•	All proxy voting materials received by the Adviser will be forwarded to Operations whose responsibilities will include but not be limited to:

(i)	Reconciliation of proxies received against securities held and obtaining any missing proxy materials/ballots prior to the voting deadline.

(ii)	Forwarding all applicable proxy materials to those clients who have retained authority to vote proxies.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

(iii)	Voting proxies in accordance with the Compliance Committee’s recommendations and guidelines.

(iv)	Transmitting voted proxies to the appropriate issuers.

(v)	Recording how each proxy was voted for the Adviser’s clients.

(vi)	Maintaining appropriate proxy voting records by issuer and for clients.

(vii)	Preparing and providing proxy voting reports to the CCO upon request.

•
If any conflict or potential conflict of interest arises in the execution of the Adviser’s proxy voting responsibilities, Operations will refer the matter to the Compliance Committee who will review and resolve any such conflict in the best interests of all affected clients.  The Compliance Committee will either instruct Operations to vote the affected proxies in accordance with the Compliance Committee’s specific instructions or provided that the client is not an ERISA client, either request the client to vote their own proxies or abstain from any voting.  In all cases, the Compliance Committee will disclose the conflict to all affected clients and notify them of the specific action taken.

•	The CCO is responsible for ensuring that an accurate summary of the Adviser’s proxy voting procedures is included in the Adviser’s client disclosure document and on its website at all times.

The Adviser will maintain adequate records to document the voting process for all clients.

Table of Contents - PIA High Yield Investor, Class A, (MACS) Funds Statement of Additional Information

PART C
(PIA Funds)

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreements.

(i)
Investment Advisory Agreement (PIA BBB Bond Fund, PIA Short-Term Securities Fund, and PIA Moderate Duration Bond Fund) dated September 13, 2004, was previously filed with Post-Effective Amendment No. 281 to the Registration Statement on Form N-1A on March 30, 2009, and is incorporated herein by reference.

(ii)
Investment Advisory Agreement (PIA MBS Bond Fund) dated February 28, 2006, was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(iii)
Investment Advisory Agreement (PIA High Yield Fund and PIA High Yield (MACS) Fund) dated August 30, 2010 was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(e)
Distribution Agreement dated July 13, 2005, was previously filed with Post-Effective Amendment No. 215 to the Registration Statement on Form N-1A on March 30, 2006, and is incorporated herein by reference.

(i)
Amendment dated July 13, 2006, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(ii)
Second Amendment dated June 3, 2010, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated August 24, 2007, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(B)
Amendment dated July 15, 2008, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 281 to the Registration Statement on Form N-1A on March 30, 2009, and is incorporated herein by reference.

(C)
Amendment dated June 3, 2010, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated March 20, 2008, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(B)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(C)
Amendment dated June 3, 2010, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated March 20, 2008, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(B)
Amendment dated June 3, 2010, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(iv)
Powers of Attorney (O’Connor, Rebhan, Redwine and Wofford) was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(v)	Operating Expenses Limitation Agreement.

(A)
Operating Expenses Limitation Agreement (PIA High Yield Fund) dated August 30, 2010 was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(B)
Operating Expenses Limitation Agreement (PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund) was previously filed with Post-Effective Amendment No 412 to the Registration Statement on Form N-1A on March 27, 2012, and is incorporated herein by reference.

(i)	Legal Opinions.

(i)
Legal Opinion (PIA BBB Bond Fund, PIA Short-Term Securities Fund and PIA Moderate Duration Bond Fund) dated December 28, 2004, was previously filed with Post-Effective Amendment No. 171 to the Registration Statement on Form N-1A on December 29, 2004, and is incorporated herein by reference.

(ii)
Legal Opinion (PIA MBS Bond Fund) dated May 27, 2008, was previously filed with Post-Effective Amendment No. 281 to the Registration Statement on Form N-1A on March 30, 2009, and is incorporated herein by reference.

(iii)
Legal Opinion (PIA High Yield Fund and PIA High Yield (MACS) Fund) dated August 27, 2010 was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(j)	Other Opinions.

(i)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(ii)	Consent of Ashland Partners & Company LLP – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plans.

(i)
Share Marketing Plan (PIA Moderate Duration Bond Fund) dated June 13, 2006, was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(ii)
Share Marketing Plan (PIA Short-Term Securities Fund) dated June 13, 2006, was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(iii)
Distribution and Service Plan (PIA High Yield Fund) was previously filed with Post-Effective Amendment No. 324 to the Registration Statement on Form N-1A on June 16, 2010, and is incorporated herein by reference.

(n)	Form of Amended and Restated Multiple Class (Rule 18f-3) Plan – filed herewith.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for Registrant dated June 2012, was previously filed with Post-Effective Amendment No. 430 to the Trust’s Registration Statement on Form N-1A on June 22, 2012, and is incorporated herein by reference.

(ii)
Code of Ethics for Adviser dated July 2012, was previously filed with Post-Effective Amendment No. 478 to the Trust’s Registration Statement on Form N-1A on January 28, 2013, and is incorporated herein by reference.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated September 1, 2005, was previously filed with Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”)  the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser

With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-27828) dated March 15, 2013.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Intrepid Capital Management Funds Trust
Advisors Series Trust	IronBridge Funds, Inc.
Aegis Funds	Jacob Funds, Inc.
Aegis Value Fund, Inc.	Jacob Funds II
Allied Asset Advisors Funds	Jensen Portfolio, Inc.
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Investment Funds	LoCorr Investment Trust
Artio Select Opportunities Fund, Inc.	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brandywine Fund, Inc.	Merger Fund
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Brookfield Investment Funds	Monetta Trust
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
Empiric Funds, Inc.	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hennessy Funds, Inc.	Wexford Trust/PA
Hennessy Mutual Funds, Inc.	Wisconsin Capital Funds, Inc.
Hennessy SPARX Funds Trust	WY Funds
Hotchkis & Wiley Funds	YCG Funds

(b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not Applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Pacific Income Advisers, Inc. 1299 Ocean Avenue, Suite 210 Santa Monica, California 90401
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 496 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 496 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin on the 27th day of March, 2013.

Advisors Series Trust

By: /s/ Douglas G. Hess
     Douglas G. Hess
     President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 496 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Donald E. O’Connor*	Trustee	March 27, 2013
Donald E. O’Connor

George J. Rebhan*	Trustee	March 27, 2013
George J. Rebhan

George T. Wofford*	Trustee	March 27, 2013
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and	March 27, 2013
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and	March 27, 2013
Cheryl L. King	Principal Financial Officer

/s/ Douglas G. Hess	President and	March 27, 2013
Douglas G. Hess	Principal Executive Officer

*By: /s/ Douglas G. Hess		March 27, 2013
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99.j.i
Consent of Ashland Partners & Company LLP	EX.99.j.ii
Form of Amended and Restated Multiple Class (Rule 18f-3) Plan	EX.99.n